As filed electronically with the Securities and Exchange
                                                     Commission on 30 April 2003

                                                Securities Act File No. 33-64915

                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 33
                                                     --

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 36
                                              --

                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                  3200 Horizon Drive, King of Prussia, PA 19406
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

        Registrant's Telephone Number, including Area Code: 610.239.4590

       Name and Address of Agent for Service:                         Copies to:

       Thomas J. Ryan                           Cameron S. Avery, Esq.     and      G. Nicholas Bullat, Esq.
       Harris Insight Funds Trust               Bell, Boyd & Lloyd LLC              Harris Trust & Savings Bank
       PFPC Inc.                                Three First National Plaza          111 West Monroe Street
       400 Bellevue Parkway                     70 West Madison Street              21st Floor East
       Wilmington, DE 19809                     Chicago, IL  60602-4207             Chicago, IL 60603

                               -------------------

                  It is proposed that this filing will become effective:

                      immediately upon filing pursuant to paragraph (b)
                  ---
                      60 days after filing pursuant to paragraph (a)(1)
                  ---
                      75 days after filing pursuant to paragraph (a)(2)
                  ---
                   X  on 1 May 2003 pursuant to  paragraph (b)
                  ---    ----------
                      on            pursuant to paragraph (a)(1)
                  ---    ----------
                      on            pursuant to paragraph (a)(2) of rule 485
                  ---    ----------

                  If appropriate, check the following box:
                  ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                    A SHARES

                                    B SHARES

                                    N SHARES



                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund
                                Core Equity Fund
                              Emerging Markets Fund
                                   Equity Fund
                                   Index Fund
                               International Fund
                           Small-Cap Opportunity Fund
                              Small-Cap Value Fund

                        HARRIS INSIGHT FIXED INCOME FUNDS

                                    Bond Fund
                      High Yield Select Bond Fund (formerly
                       named Convertible Securities Fund)
                        Intermediate Government Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                              Tax-Exempt Bond Fund

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund

         AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION
          (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR
           DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

{BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          HARRIS INSIGHT EQUITY FUNDS
                         Introduction to Equity Funds          PAGE 2
                                        Balanced Fund               3
                                     Core Equity Fund               4
                                Emerging Markets Fund               5
                                          Equity Fund               6
                                           Index Fund               7
                                   International Fund               8
                           Small-Cap Opportunity Fund               9
                                 Small-Cap Value Fund              10
                                  Risk Considerations              11
                                    Fees and Expenses              13

                    HARRIS INSIGHT FIXED INCOME FUNDS
                   Introduction to Fixed Income Funds              16
                                            Bond Fund              17
                          High Yield Select Bond Fund              18
                    Intermediate Government Bond Fund              19
                    Intermediate Tax-Exempt Bond Fund              20
                         Short/Intermediate Bond Fund              21
                                 Tax-Exempt Bond Fund              22
                                  Risk Considerations              23
                                    Fees and Expenses              25

                    HARRIS INSIGHT MONEY MARKET FUNDS
                   Introduction to Money Market Funds              28
                         Government Money Market Fund              29
                                    Money Market Fund              30
                         Tax-Exempt Money Market Fund              31
                                  Risk Considerations              32
                                    Fees and Expenses              33

                                   INVESTMENT ADVISER              35

                                   PORTFOLIO MANAGERS              36

                               PRICING OF FUND SHARES              39

                                 SHAREHOLDER SERVICES              40

                     DIVIDENDS AND TAX CONSIDERATIONS              49

                            DISTRIBUTION ARRANGEMENTS              50

                    MASTER FUND/FEEDER FUND STRUCTURE              51

                                        TERMS TO KNOW              52

                                 FINANCIAL HIGHLIGHTS              54

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

      These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the
   Fund's share value. In some cases, these Funds also seek dividend income.

    Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?
--------------------------------------------------------------------------------

Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 11.
--------------------------------------------------------------------------------

                                  BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Standard & Poor's 500 Stock Index (the "S&P 500 Stock Index" or "S&P 500") and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Allocation risk

o  Interest rate risk

o  Market risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998               8.29%
1999              -1.52
2000              12.03
2001               0.88
2002              -9.18

BEST QUARTER: Q4 1998  8.21%    WORST QUARTER: Q3 2002 -8.32%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/16/97)
---------------------------------------------------------------
BALANCED FUND
A Shares                     -14.27%       0.49%       3.82%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes      -9.18%       1.82%       5.15%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -9.98%      -0.26%       3.10%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -5.62%       0.76%       3.46%
===============================================================
S&P 500 STOCK INDEX          -22.10%      -0.59%       4.10%
LEHMAN BROTHERS
AGGREGATE BOND INDEX          10.26%       7.55%       8.35%
===============================================================

/1/ Performance in the table, for periods before the inception of the Fund's A
    Shares on February 10, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses. Performance information is not available for the Fund's B Shares because that class did not commence operations until February 4, 2002.

                                CORE EQUITY FUND
--------------------------------------------------------------------------------




FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Market risk

o  Market segment risk

o  Volatility risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               5.96%
1994              -0.30
1995              36.16
1996              28.60
1997              32.54
1998              24.68
1999              16.22
2000              -7.89
2001             -12.56
2002             -23.73

BEST QUARTER: Q4 1998  22.65%   WORST QUARTER: Q3 2002 -15.77%

AVERAGE ANNUAL TOTAL RETURN /1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
----------------------------------------------------------------
CORE EQUITY FUND
A Shares                     -27.88%      -3.38%       4.42%
----------------------------------------------------------------
B Shares                     -28.00%      -3.35%       4.42%
----------------------------------------------------------------
N Shares
     -----------------------------------------------------------
     Return Before Taxes     -23.73%      -2.30%       5.31%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions        -23.98%      -3.31%       3.95%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares     -14.30%      -1.51%       4.52%
===============================================================
S&P 500 STOCK INDEX          -22.10%      -0.59%       6.15%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.12% for10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on February 5, 1999 and B Shares on May 31, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

o    Political climate of a country

o    Interest rate and currency considerations

o    Equity market valuations

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Small company risk

o    Volatility risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998              -31.50%
1999               64.06
2000              -29.02
2001               -0.33
2002               -2.36

BEST QUARTER: Q4 1999  32.38%   WORST QUARTER: Q2 1998 -27.18%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years   (10/21/97)
---------------------------------------------------------------
EMERGING MARKETS FUND
A Shares                      -7.56%      -6.00%      -8.60%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes      -2.36%      -4.94%      -7.60%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -2.36%      -4.93%      -7.59%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -1.45%      -3.84%      -5.85%
===============================================================
MSCI EMERGING
MARKETS FREE INDEX            -6.00%      -4.58%      -4.68%
===============================================================


/1/ Performance in the table, for periods before the inception of the Fund's A
    Shares on August 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses. The Fund does not offer B Shares.

                                   EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the S&P 500

o    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Market risk

o  Market segment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              18.23%
1994              -2.05
1995              36.26
1996              24.15
1997              35.45
1998              13.42
1999              -1.74
2000               8.18
2001              -3.36
2002             -21.10

BEST QUARTER: Q4 1998  18.66%   WORST QUARTER: Q3 2002 -16.20%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
EQUITY FUND
A Shares                     -25.51%      -2.80%       8.49%
---------------------------------------------------------------
B Shares                     -25.65%      -2.85%       8.60%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes     -21.10%      -1.67%       9.33%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions        -21.12%      -4.13%       6.22%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares     -12.95%      -1.21%       7.17%
===============================================================
S&P 500 STOCK INDEX          -22.10%      -0.59%       9.34%
===============================================================


/1/ Performance in the table, for periods before the inception of the Fund's A
    Shares on February 12, 1999 and B Shares on August 1, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                                   INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Market risk

o  Leverage risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               9.23%
1994               0.53
1995              36.62
1996              22.47
1997              32.51
1998              27.88
1999              20.14
2000              -9.55
2001             -12.57
2002             -22.43

BEST QUARTER: Q4 1998  21.17%   WORST QUARTER: Q3 2002 -17.14%

AVERAGE ANNUAL TOTAL RETURN/1, 2/
(for the periods ending 12/31/02)
===============================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
---------------------------------------------------------------
INDEX FUND
B Shares                     -26.75%      -1.99%       5.21%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes     -22.43%      -1.18%       5.76%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions        -22.98%      -2.14%       4.66%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares     -13.46%      -0.89%       4.66%
===============================================================
S&P 500 STOCK INDEX          -22.10%      -0.59%       6.15%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.66% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

/2/ Performance in the table, for periods before the inception of the B Shares on August 22, 2001, reflects performance of the Fund's N Shares, adjusted for B Shares sales charge and expenses. The Fund does not offer A Shares at this time.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Volatility risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993             24.36%
1994              4.11
1995              3.87
1996              4.89
1997             -5.21
1998             -4.84
1999             26.81
2000             -9.50
2001            -19.46
2002            -14.79

BEST QUARTER: Q2 1999  14.50%   WORST QUARTER: Q3 2002 -20.14%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
===============================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (3/13/96)
---------------------------------------------------------------
INTERNATIONAL FUND
A Shares                     -23.61%      -7.71%      -5.66%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes     -14.79%      -5.60%      -4.02%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions        -14.75%      -5.63%      -4.38%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -8.93%      -4.33%      -3.08%
===============================================================
MSCI EAFE INDEX              -15.66%      -2.62%      -0.85%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 0.02% for 10 Years. The performance of the MSCI EAFE Index for the same period is 4.30%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on March 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses. The Fund does not offer B Shares.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Small Stock Index. This index is comprised of companies with a median market capitalization of $560 million and is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies that appear to have potential for above-average earnings, sales and asset value growth. The adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Market risk

o  Small company risk

o  Volatility risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              14.85%
1994              -3.96
1995              25.99
1996              18.53
1997              25.14
1998               0.99
1999              39.75
2000               6.51
2001              -9.83
2002             -14.85

BEST QUARTER: Q4 1999  28.14%   WORST QUARTER: Q3 1998 -21.04%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
---------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
A Shares                     -19.47%       1.77%       6.84%
---------------------------------------------------------------
B Shares                     -19.66%       1.82%       5.99%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes     -14.85%       2.91%       7.76%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions        -14.85%       1.64%       6.22%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -9.12%       2.53%       6.39%
===============================================================
RUSSELL 2000
SMALL STOCK INDEX            -20.48%      -1.36%       3.28%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.05% for 10 Years. The performance of the Russell 2000 Small Stock Index for the same period is 7.16%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on March 5, 1999 and B Shares on June 25, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Value Index. This index is comprised of companies with a median market capitalization of $543 million and is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities it considers to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 11.)

o  Market risk

o  Small company risk

o  Volatility risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              14.68%
1994              -3.44
1995              26.78
1996              14.50
1997              29.09
1998              -4.15
1999               0.22
2000              34.15
2001               5.36
2002             -12.98

BEST QUARTER: Q3 2000  15.77%   WORST QUARTER: Q3 2002 -20.19%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (7/9/97)
---------------------------------------------------------------
SMALL-CAP VALUE FUND
A Shares                     -17.76%       2.20%       3.96%
---------------------------------------------------------------
B Shares                     -17.93%       2.17%       4.52%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes     -12.98%       3.39%       5.06%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions        -13.17%       2.30%       3.64%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -7.80%       2.49%       3.74%
===============================================================
RUSSELL 2000 VALUE INDEX     -11.43%       2.71%       4.97%
===============================================================


/1/ The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.41% for 10 Years. The performance of the Russell 2000 Value Index for the same period is 10.86%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on August 18, 1999 and B Shares on May 31, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                     Core       Emerging                                         Small-Cap    Small-Cap
   RISKS FOR ONE                   Balanced     Equity       Markets     Equity        Index  International Opportunity     Value
   OR MORE FUNDS                     Fund        Fund         Fund        Fund         Fund       Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
   Allocation                          P
------------------------------------------------------------------------------------------------------------------------------------
   Currency rate                       O                        P                                    P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities                  O           O            P           O                        P           O            O
------------------------------------------------------------------------------------------------------------------------------------
   Geographic concentration                                     P                                    P
------------------------------------------------------------------------------------------------------------------------------------
   Industry concentration                                       O                                    O
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                       P                        O                        O           O
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                            O           O            O           O            P           O           O            O
------------------------------------------------------------------------------------------------------------------------------------
   Market                              P           P            P           P            P           P           P            P
------------------------------------------------------------------------------------------------------------------------------------
   Market segment                                  P                        P            O                       O            O
------------------------------------------------------------------------------------------------------------------------------------
   Small company                                                P                                    O           P            P
------------------------------------------------------------------------------------------------------------------------------------
   Volatility                                      P            P           O                        P           P            P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                        O           O            O           O            O           O           O            O
------------------------------------------------------------------------------------------------------------------------------------
   Credit                              O                        O                                    O
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                          O                        O                                    O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.


SHAREHOLDER FEES (fees paid directly from your investment)                        A Shares         B Shares          N Shares
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   5.50%*            None               None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)                        1.00%*            5.00%**            None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                        None              None               None
REDEMPTION FEE                                                                     2.00%***          None               2.00%***
EXCHANGE FEE                                                                       None              None               None
--------------------------------------------------------------------------------------------------------------------------------

* Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

** The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses) after eight years. See Shareholder Services - How to Buy Shares.

***To discourage short-term trading, you will be charged a 2.00% redemption fee if you redeem shares from the Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund or the Emerging Markets Fund within 90 days of acquisition.



                                    A SHARES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                            Core     Emerging                                Small-Cap   Small-Cap
                                              Balanced     Equity     Markets      Equity    International  Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                        0.50%       0.90%       1.25%       0.70%        1.05%         1.00%       0.70%
Rule 12b-1 Fees                                 0.25        0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses                                  0.52        0.34        0.46        0.27         0.38          0.27        0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                        1.27%       1.49%       1.96%       1.22%        1.68%         1.52%       1.24%
------------------------------------------------------------------------------------------------------------------------------------

    /1/Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Balanced Fund and the Small-Cap Value Fund. Expenses do not reflect voluntary waivers of investment advisory fees, contractual reimbursements by the adviser, or waivers of administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers and reimbursements, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                   Core      Emerging                               Small-Cap   Small-Cap
                                     Balanced     Equity      Markets     Equity     International Opportunity    Value
        -------------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees        0.45%      0.80%       1.25%       0.70%        1.05%         0.94%       0.70%
        Other Expenses                  0.43       0.30        0.41        0.25         0.35          0.26        0.27
        Total Operating Expenses        1.13%      1.35%       1.91%       1.20%        1.65%         1.45%       1.22%
        -------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                            Core      Emerging                              Small-Cap    Small-Cap
                                              Balanced     Equity     Markets     Equity     International Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                                       $ 672       $ 693       $ 738       $ 667        $ 711        $ 669        $ 679
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                      931         995       1,131         916        1,050          922          951
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                     1,209       1,318       1,549       1,183        1,412        1,194        1,244
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                      2,000       2,232       2,710       1,946        2,428        1,967        2,074
------------------------------------------------------------------------------------------------------------------------------------

                                    B SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Core                                  Small-Cap   Small-Cap
                                                          Balanced    Equity       Equity        Index      Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.50%       0.90%       0.70%        0.20%         1.00%       0.70%
Rule 12b-1 Fees                                             0.75        0.75        0.75         0.75          0.75        0.75
Shareholder Servicing Fees                                  0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses                                              0.52        0.34        0.27         0.28          0.27        0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                    2.02%       2.24%       1.97%        1.48%         2.27%       1.99%
------------------------------------------------------------------------------------------------------------------------------------

    /1/Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Balanced Fund, the Index Fund and the Small-Cap Value Fund. Expenses do not reflect voluntary waivers of investment advisory fees, contractual reimbursements by the adviser, or waivers of administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers and reimbursements, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                           Core                                 Small-Cap   Small-Cap
                                             Balanced     Equity      Equity         Index     Opportunity    Value
        ---------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees               0.45%       0.80%       0.70%        0.18%         0.94%       0.70%
        Other Expenses                         0.43        0.30        0.25         0.27          0.26        0.27
        Total Operating Expenses               1.88%       2.10%       1.95%        1.45%         2.20%       1.97%
        ---------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and hold all of your shares at the end of the periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:


                                                                        Core                                Small-Cap    Small-Cap
                                                          Balanced     Equity     Equity         Index     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                    $705        $727        $700         $651         $730         $702
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                  934       1,000         918          768        1,009          924
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                 1,288       1,400       1,262        1,008        1,415        1,273
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                  2,155       2,386       2,102        1,565        2,417        2,123
------------------------------------------------------------------------------------------------------------------------------------


Based on these assumptions, if you held your shares, your costs would be:

                                                                        Core                                Small-Cap    Small-Cap
                                                          Balanced     Equity     Equity         Index     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                    $205        $227        $200         $151         $230         $202
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                  634         700         618          468          709          624
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                 1,088       1,200       1,062          808        1,215        1,073
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                  2,155       2,386       2,102        1,565        2,417        2,123
------------------------------------------------------------------------------------------------------------------------------------

                                    N SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                Core      Emerging                                           Small-Cap   Small-Cap
                                    Balanced   Equity      Markets    Equity        Index    International  Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees              0.50%     0.90%       1.25%       0.70%       0.20%        1.05%         1.00%       0.70%
Shareholder Servicing Fees            0.25      0.25        0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses                        0.52      0.34        0.46        0.27        0.28         0.33          0.27        0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses              1.27%     1.49%       1.96%       1.22%       0.73%        1.63%         1.52%       1.24%
------------------------------------------------------------------------------------------------------------------------------------

    /1/Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Balanced Fund, the Index Fund and the Small-Cap Value Fund. Expenses do not reflect voluntary waivers of investment advisory fees, contractual reimbursements by the adviser, or waivers of administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers and reimbursements, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                              Core      Emerging                                           Small-Cap   Small-Cap
                                  Balanced   Equity      Markets     Equity       Index     International Opportunity    Value
        -------------------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees     0.45%      0.80%      1.25%       0.70%       0.18%        1.05%         0.94%       0.70%
        Other Expenses               0.43       0.30       0.41        0.25        0.27         0.30          0.26        0.27
        Total Operating Expenses     1.13%      1.35%      1.91%       1.20%       0.70%        1.60%         1.45%       1.22%
        -------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Core      Emerging                                          Small-Cap    Small-Cap
                                  Balanced     Equity     Markets      Equity      Index     International Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                            $129        $152        $199        $124         $75         $166         $155         $126
------------------------------------------------------------------------------------------------------------------------------------
Three Years                          403         471         615         387         233          514          480          393
------------------------------------------------------------------------------------------------------------------------------------
Five Years                           697         813       1,057         670         406          887          829          681
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                          1,534       1,779       2,285       1,477         906        1,933        1,813        1,500
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                     These Funds invest primarily in bonds,
                   which are debt instruments that normally --
                o Pay a set amount of interest on a regular basis
         o Repay the face amount, or principal, at a stated future date
      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

WHY INVEST IN FIXED INCOME FUNDS?
--------------------------------------------------------------------------------

Fixed income funds can play a key role in an investor's portfolio by offering:

o    A reasonable level of current income

o    A measure of price stability relative to equity fund investments

o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?
--------------------------------------------------------------------------------

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?
--------------------------------------------------------------------------------

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

o    A change in interest rates

o    A change in economic conditions

o    A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?
--------------------------------------------------------------------------------

When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. When prevailing interest rates fall, the prices of long-term bonds increase, to a greater degree than the prices of short-term bonds.

HOW ARE BONDS GRADED?
--------------------------------------------------------------------------------

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's Corporation, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 23.
--------------------------------------------------------------------------------

                                    BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities.

The Fund may invest in the following:

o    Bonds and debentures

o    U.S. government securities

o    Debt obligations of foreign governments

o    Mortgage-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              9.14%
1998              6.86
1999             -1.16
2000             12.78
2001              8.05
2002              6.91

BEST QUARTER: Q4 2000  4.98%    WORST QUARTER: Q2 1999 -1.13%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/22/96)
---------------------------------------------------------------
BOND FUND
A Shares                       2.13%       5.62%       6.34%
---------------------------------------------------------------
B Shares                       1.12%       5.84%       6.67%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes       6.91%       6.59%       7.07%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          4.70%       4.10%       4.49%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       4.19%       4.02%       4.37%
===============================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX          10.26%       7.55%       8.03%
===============================================================


/1/ Performance in the table, for periods before the inception of the Fund's A
    Shares on February 18, 1999 and B Shares on August 20, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                           HIGH YIELD SELECT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The High Yield Select Bond Fund ("Select Fund") invests all of its investable assets in the Institutional Shares class of the Harris Insight High Yield Bond Fund ("High Yield Bond Fund").

High Yield Bond Fund is offered by separate prospectus and invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard and Poor's Corporation ("S&P"). High Yield Bond Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. High Yield Bond Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of High Yield Bond Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if this Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, High Yield Bond Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments, and during that period, the High Yield Bond Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o    Credit risk

o    Foreign securities risk

o    High yield securities (junk bond) risk

o    Interest rate risk

o    Leverage risk

o    Prepayment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              13.52%
1994              -3.36
1995              18.93
1996              20.77
1997              18.32
1998              -2.04
1999              31.75
2000              -6.69
2001             -15.56
2002             -12.12

BEST QUARTER: Q4 1999  25.13%   WORST QUARTER: Q3 2001 -19.42%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
=================================================================
                                                    Life of Fund
                              1 Year      5 Years    (3/26/97)
-----------------------------------------------------------------
HIGH YIELD SELECT BOND FUND
(FORMERLY NAMED CONVERTIBLE
SECURITIES FUND)
A Shares                     -16.09%      -3.12%      -0.57%
-----------------------------------------------------------------
N Shares
     ------------------------------------------------------------
     Return Before Taxes     -12.12%      -2.23%       0.23%
     ------------------------------------------------------------
     Return After Taxes
     on Distributions        -13.36%      -4.59%      -2.65%
     ------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -7.44%      -2.23%      -0.47%
=================================================================
CS FIRST BOSTON CONVERTIBLE
SECURITIES INDEX              -8.14%       3.76%       6.00%
BEAR STEARNS
HIGH YIELD BOND INDEX/3/      -1.00%       0.31%       2.34%
MERRILL LYNCH
HIGH YIELD MASTER INDEX       -1.14%       1.24%       3.04%
=================================================================


/1/ Prior to January 2, 2003, the Fund was named the Convertible Securities Fund and had a different investment objective, strategy and policies. The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.24% for 10 Years. The performance of the CS First Boston Convertible Securities Index, the Bear Stearns High Yield Bond Index and the Merrill Lynch High Yield Bond Index for the same period are 7.80%, 5.85% and 6.35%, respectively.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on January 13, 2000, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses. The Fund does not offer B Shares.

/3/ The Fund's primary benchmarks are now the CS First Boston Convertible
    Securities Index and the Bear Stearns High Yield Bond Index. The Bear Stearns High Yield Bond Index is an index comprised of below investment grade U.S. dollar-denominated corporate bonds. Qualifying bonds must have at least one year remaining term to maturity and a minimum amount outstanding of $100 million. This index better reflects the investment objectives and policies of the Fund.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o  U.S. government securities

o  Mortgage-backed securities, issued by U.S. government agencies

o  Repurchase agreements collateralized by U.S. government securities

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:

o  Asset-backed securities

o  Zero-coupon securities

o  Corporate bonds


PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               8.10%
1994              -1.93
1995              13.09
1996               3.86
1997               7.56
1998               7.18
1999              -1.05
2000              12.90
2001               7.47
2002              10.12

BEST QUARTER: Q3 2002  5.16%    WORST QUARTER: Q1 1994  -2.21%

AVERAGE ANNUAL TOTAL RETURN /1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/16/97)
---------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
A Shares                       6.27%       6.46%       7.07%
---------------------------------------------------------------
B Shares                       4.30%       6.43%       7.15%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes      10.12%       7.22%       7.69%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          8.10%       4.86%       5.28%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       6.15%       4.59%       4.96%
===============================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX          9.64%       7.44%       7.82%
===============================================================


/1/ The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.62% for 10 Years. The performance of the Lehman Brothers Intermediate Government Bond Index for the same period is 6.91%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on February 12, 1999 and B Shares on May 31, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o  Credit risk

o  Interest rate risk

o  Municipal market risk

o  Prepayment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               8.28%
1994              -3.33
1995              11.40
1996               2.80
1997               6.14
1998               4.67
1999              -0.68
2000              10.94
2001               5.32
2002               9.55

BEST QUARTER: Q3 2002  4.60%    WORST QUARTER: Q1 1994 -2.89%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/13/96)
---------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
A Shares                       5.67%       5.13%       5.27%
---------------------------------------------------------------
B Shares                       3.58%       5.20%       5.51%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes       9.55%       5.88%       5.80%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          9.55%       5.80%       5.71%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       7.50%       5.53%       5.47%
===============================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX     9.66%       6.08%       6.23%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.41% for 10 Years. Performance of the Lehman Brothers 3-15 Year Blend Municipal Bond Index for the same period is not available as the index did not exist prior to July 1, 1993.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on January 17, 2001 and B Shares on November 21, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in:

o    Bonds and debentures

o    U.S. government securities

o    U.S. dollar-denominated debt obligations of foreign issuers

o    Mortgage-backed securities

o    Asset-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o  Credit risk

o  Interest rate risk

o  Prepayment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993               9.91%
1994              -1.29
1995              13.88
1996               3.51
1997               6.89
1998               6.75
1999               0.56
2000              10.13
2001               7.60
2002               6.14

BEST QUARTER: Q2 1995  4.48%    WORST QUARTER: Q1 1994  -1.97%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
A Shares                       2.46%       5.43%       5.94%
---------------------------------------------------------------
B Shares                       0.35%       5.44%       5.96%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes       6.14%       6.19%       6.32%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          4.08%       3.87%       3.86%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       3.72%       3.79%       3.82%
===============================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE
BOND INDEX                     9.84%       7.48%       7.36%
===============================================================


/1/ Performance in the table, for periods before the inception of the Fund's A
    Shares on July 22, 1999 and B Shares on September 18, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 23.)

o  Credit risk

o  Interest rate risk

o  Municipal market risk

o  Prepayment risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              12.67%
1994              -7.53
1995              14.16
1996               3.43
1997               8.28
1998               4.62
1999              -3.31
2000              14.13
2001               5.76
2002              11.15

BEST QUARTER: Q4 2000  6.13%    WORST QUARTER: Q1 1994 -5.15%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (10/2/96)
---------------------------------------------------------------
TAX-EXEMPT BOND FUND
A Shares                       6.11%       5.31%       5.95%
---------------------------------------------------------------
B Shares                       5.32%       5.57%       6.38%
---------------------------------------------------------------
N Shares
     ----------------------------------------------------------
     Return Before Taxes      11.15%       6.29%       6.74%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         11.15%       6.20%       6.51%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       8.72%       5.93%       6.25%
===============================================================
LEHMAN BROTHERS
MUNICIPAL BOND INDEX           9.60%       6.06%       6.73%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.10% for 10 Years. The performance of the Lehman Brothers Municipal Bond Index for the same period is 6.71%.

/2/ Performance in the table, for periods before the inception of the Fund's A
    Shares on January 31, 2001 and B Shares on June 21, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                          High         Intermediate     Intermediate        Short/
   RISKS FOR ONE                                  Yield Select      Government       Tax-Exempt      Intermediate     Tax-Exempt
   OR MORE FUNDS                   Bond Fund        Bond Fund        Bond Fund        Bond Fund        Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
   Credit                              P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities                  O                P                O                                 O
------------------------------------------------------------------------------------------------------------------------------------
   High yield securities                                P
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                       P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                            O                P                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                    O                                                  P                                P
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                          P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                        O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Market                              O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)                        A Shares         B Shares          N Shares
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   4.50%*            None               None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)                        1.00%*            5.00%**            None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                        None              None               None
REDEMPTION FEE                                                                     None              None               None
EXCHANGE FEE                                                                       None              None               None
------------------------------------------------------------------------------------------------------------------------------------

* Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

** The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses) after eight years. See Shareholder Services - How to Buy Shares.

                                    A SHARES
================================================================================

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    High Yield  Intermediate Intermediate     Short/
                                                                      Select     Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond       Bond/2/      Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.65%       0.45%       0.45%        0.45%         0.70%       0.45%
Rule 12b-1 Fees                                             0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses/1/                                           0.31        0.59        0.42         0.29          0.30        0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                    1.21%       1.29%       1.12%        0.99%         1.25%       1.05%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund. Expenses do not reflect voluntary waivers of investment advisory fees by the adviser, administrative fees by Harris Trust and sub-administration fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                       High Yield Intermediate  Intermediate    Short/
                                                         Select    Government    Tax-Exempt  Intermediate Tax-Exempt
                                              Bond        Bond        Bond          Bond         Bond        Bond
        --------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees               0.32%       0.35%       0.14%        0.20%         0.32%       0.20%
        Other Expenses                         0.28        0.54        0.36         0.27          0.28        0.31
        Total Operating Expenses               0.85%       1.14%       0.75%        0.72%         0.85%       0.76%
        --------------------------------------------------------------------------------------------------------------

   /2/ The Select Fund's annual fund operating expenses consist of Select
       Fund expenses plus the Select Fund's share of expenses of High Yield Bond Fund. The expenses of High Yield Bond Fund are based on estimated amounts to be incurred during the current fiscal year.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                    High Yield  Intermediate Intermediate     Short/
                                                                      Select     Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond       Bond2        Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                    $568        $575        $460         $447         $473         $552
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                  817         841         694          654          733          769
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                 1,085       1,126         945          878        1,012        1,003
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                  1,850       1,936       1,665        1,521        1,808        1,675
------------------------------------------------------------------------------------------------------------------------------------

                                    B SHARES
================================================================================

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Intermediate Intermediate     Short/
                                                                                 Government   Tax-Exempt   Intermediate Tax-Exempt
                                                                       Bond         Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.65%       0.45%        0.45%         0.70%       0.45%
Rule 12b-1 Fees                                                         0.75        0.75         0.75          0.75        0.75
Shareholder Servicing Fees                                              0.25        0.25         0.25          0.25        0.25
Other Expenses/1/                                                       0.31        0.42         0.29          0.30        0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                                1.96%       1.87%        1.74%         2.00%       1.80%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund. Expenses do not reflect voluntary waivers of investment advisory fees by the adviser, administrative fees by Harris Trust and sub-administration fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                   Intermediate  Intermediate    Short/
                                                                    Government    Tax-Exempt  Intermediate Tax-Exempt
                                                           Bond        Bond          Bond         Bond        Bond
        ---------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees                            0.32%       0.14%        0.20%         0.32%       0.20%
        Other Expenses                                      0.28        0.36         0.27          0.28        0.31
        Total Operating Expenses                            1.60%       1.50%        1.47%         1.60%       1.51%
        ---------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and hold all of your shares at the end of the periods. These examples also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:


                                                                                Intermediate Intermediate     Short/
                                                                                 Government   Tax-Exempt   Intermediate Tax-Exempt
                                                                       Bond         Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                                $699        $690         $677         $703         $683
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                              915         888          848          927          866
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                             1,257       1,211        1,144        1,278        1,175
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                              2,091       1,995        1,853        2,134        1,919
------------------------------------------------------------------------------------------------------------------------------------


Based on these assumptions, if you held your shares, your costs would be:

                                                                                Intermediate Intermediate     Short/
                                                                                 Government   Tax-Exempt   Intermediate Tax-Exempt
                                                                       Bond         Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                                $199        $190         $177         $203         $183
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                              615         588          548          627          566
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                             1,057       1,011          944        1,078          975
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                              2,091       1,995        1,853        2,134        1,919
------------------------------------------------------------------------------------------------------------------------------------


                                    N SHARES
================================================================================

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    High Yield  Intermediate Intermediate     Short/
                                                                      Select     Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond       Bond/2/      Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.65%      0.45%        0.45%        0.45%         0.70%       0.45%
Shareholder Servicing Fees                                  0.25       0.25         0.25         0.25          0.25        0.25
Other Expenses/1/                                           0.31       0.63         0.42         0.29          0.30        0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                    1.21%      1.33%        1.12%        0.99%         1.25%       1.05%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund. Expenses do not reflect voluntary waivers of investment advisory fees by the adviser, administrative fees by Harris Trust and sub-administration fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                         High Yield Intermediate  Intermediate    Short/
                                                           Select    Government    Tax-Exempt  Intermediate Tax-Exempt
                                                Bond        Bond        Bond          Bond         Bond        Bond
        ---------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees                 0.32%       0.35%       0.14%        0.20%         0.32%       0.20%
        Other Expenses                           0.28        0.54        0.36         0.27          0.28        0.31
        Total Operating Expenses                 0.85%       1.14%       0.75%        0.72%         0.85%       0.76%
        ---------------------------------------------------------------------------------------------------------------

   /2/ The Select Fund's annual fund operating expenses consist of Select
       Fund expenses plus the Select Fund's share of expenses of High Yield Bond Fund. The expenses of High Yield Bond Fund are based on estimated amounts to be incurred during the current fiscal year.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                    High Yield  Intermediate Intermediate     Short/
                                                                      Select     Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond       Bond/2/      Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                    $123        $135        $114         $101         $127         $107
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                  384         421         356          315          397          334
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                   665         729         617          547          686          579
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                  1,466       1,601       1,363        1,213        1,511        1,283
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       TheseFunds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.


WHY INVEST IN MONEY MARKET FUNDS?
--------------------------------------------------------------------------------

These funds are especially well-suited for conservative investors who seek --

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 32.
--------------------------------------------------------------------------------

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 32.)

o  Credit risk

o  Principal stability risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              2.62%
1994              3.72
1995              5.51
1996              5.00
1997              5.17
1998              5.08
1999              4.67
2000              5.87
2001              3.68
2002              1.30

BEST QUARTER: Q4 2000  1.52%    WORST QUARTER: Q4 2002 0.28%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
===============================================================
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
GOVERNMENT
MONEY MARKET FUND
N Shares                       1.30%       4.11%       4.25%
===============================================================

As of December 31, 2002, the seven-day yield for the Fund was 0.92%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 32.)

o  Credit risk

o  Foreign securities risk

o  Principal stability risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              2.69%
1994              3.79
1995              5.58
1996              5.11
1997              5.35
1998              5.25
1999              4.92
2000              6.09
2001              3.85
2002              1.48

BEST QUARTER: Q4 2000  1.57%    WORST QUARTER: Q4 2002 0.32%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
MONEY MARKET FUND
B Shares                       0.82%       3.63%       4.47%
---------------------------------------------------------------
N Shares                       1.48%       4.31%       4.40%
===============================================================

As of December 31, 2002, the seven-day yield for the B Shares and N Shares of the Fund was 0.42% and 1.07%, respectively. For current yield information, please call 800.982.8782.



/1/ Performance in the table, for periods before the inception of the Fund's B Shares on June 29, 2001, reflects performance of the Fund's N Shares, adjusted for B Shares sales charge and expenses.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the alternative minimum tax.

The Fund will invest primarily in high-quality municipal securities that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 32.)

o  Credit risk

o  Municipal market risk

o  Principal stability risk


FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              1.99%
1994              2.30
1995              3.31
1996              2.94
1997              3.17
1998              3.02
1999              2.75
2000              3.58
2001              2.34
2002              0.99

BEST QUARTER: Q4 2000  0.94%    WORST QUARTER: Q4 2002  0.24%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
===============================================================
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND
N Shares                       0.99%       2.53%       2.64%
===============================================================

As of December 31, 2002, the seven-day yield for the Fund was 0.99%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.38%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                                                       Government                    Tax-Exempt
   RISKS FOR ONE                                         Money                        Money                        Money
   OR MORE FUNDS                                      Market Fund                  Market Fund                   Market Fund
-------------------------------------------------------------------------------------------------------------------------------
   Credit                                                  P                            P                             P
-------------------------------------------------------------------------------------------------------------------------------
   Foreign Securities                                      P
-------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                                                                                   P
-------------------------------------------------------------------------------------------------------------------------------
   Principal stability                                     P                            P                             P
-------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
-------------------------------------------------------------------------------------------------------------------------------
   Counterparty                                            O                            O                             O
-------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)                        A Shares         B Shares          N Shares
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                   N/A               None               None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)                        N/A               5.00%*             None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                        N/A               None               None
REDEMPTION FEE                                                                     N/A               None               None
EXCHANGE FEE                                                                       N/A               None               None
---------------------------------------------------------------------------------------------------------------------------------

* The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses) after eight years. See Shareholder Services - How to Buy Shares.

                                    B SHARES
================================================================================

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------
                                                 Money Market
-----------------------------------------------------------------------
Investment Advisory Fees                             0.10%
Rule 12b-1 Fees                                      0.75
Shareholder Servicing Fees                           0.25
Other Expenses/1/                                    0.13
-----------------------------------------------------------------------
Total Operating Expenses/1/                          1.23%
-----------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Fund during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual other expenses and total operating expenses of the Fund for the fiscal year ended December 31, 2002 were:

                                               Money Market
       ---------------------------------------------------------
       Other Expenses                              0.07%
       Total Operating Expenses                    1.17%
       ---------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and hold all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:

                                                    Money Market
--------------------------------------------------------------------------
One Year                                                $625
--------------------------------------------------------------------------
Three Years                                              690
--------------------------------------------------------------------------
Five Years                                               876
--------------------------------------------------------------------------
Ten Years                                              1,308
--------------------------------------------------------------------------


Based on these assumptions, if you held your shares, your costs would be:

                                                    Money Market
--------------------------------------------------------------------------
One Year                                                $125
--------------------------------------------------------------------------
Three Years                                              390
--------------------------------------------------------------------------
Five Years                                               676
--------------------------------------------------------------------------
Ten Years                                              1,308
--------------------------------------------------------------------------

                                    N SHARES
================================================================================

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Government                   Money                  Tax-Exempt
                                                                   Money Market                 Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.10%                    0.10%                     0.10%
Rule 12b-1 Fees                                                         0.10                     0.10                      0.10
Shareholder Servicing Fees                                              0.25                     0.25                      0.25
Other Expenses/1/                                                       0.16                     0.13                      0.13
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/                                             0.61%                    0.58%                     0.58%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Fund during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual other expenses and total operating expenses of the Fund for the fiscal year ended December 31, 2002 were:


                                                       Government                   Money                 Tax-Exempt
                                                      Money Market                 Market                Money Market
        ---------------------------------------------------------------------------------------------------------------
        Other Expenses                                     0.10                      0.07                      0.12
        Total Operating Expenses                           0.55%                     0.52%                     0.57%
        ---------------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                     Government                  Money                  Tax-Exempt
                                                                    Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                                 $62                      $59                       $59
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                              195                      186                       186
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                               340                      324                       324
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                                762                      726                       726
------------------------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds, except for the High Yield Select Bond Fund ("Select Fund"). Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser. HIM is the investment adviser for the High Yield Bond Fund. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

ADVISORY FEES
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAYABLE
(expressed as a percentage of average net assets)

Balanced Fund..............................................0.60%
Core Equity Fund...........................................0.90
Emerging Markets Fund......................................1.25
Equity Fund................................................0.70
Index Fund.................................................0.25
International Fund.........................................1.05
Small-Cap Opportunity Fund.................................1.00
Small-Cap Value Fund.......................................0.80
Bond Fund..................................................0.65
Intermediate Government Bond Fund..........................0.65
Intermediate Tax-Exempt Bond Fund..........................0.60
Short/Intermediate Bond Fund...............................0.70
Tax-Exempt Bond Fund.......................................0.60


Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser and pays no direct advisory fee. The High Yield Bond Fund pays to HIM an investment advisory fee, before fee waivers, at an annual rate of 0.45%. based upon the average daily net assets of the Fund.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2002, Hansberger managed approximately $3.0 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 33 years of experience in portfolio management.


CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 17 years of portfolio management, investment research and trust administration experience.


EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America and Associate
         Director, Developed Markets Research
     Stephen W. Ho, Senior Vice President, Research
     Robert Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 35 years of institutional investment management experience.


INDEX FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 12 years of portfolio management and investment research experience and was appointed manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund.


INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the International Fund's portfolio team, which has managed the Fund since 1997. See information for the Emerging Markets Fund. The team includes:

     Ronald W. Holt, Managing Director, Research
     Francisco J. Alzuru, Managing Director, Latin America and Associate
         Director, Developed Markets Research
     Aureole Foong, Managing Director, Asian Research


SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as manager of the Fund since 1999 and has 16 years of portfolio management and investment research experience.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund.

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 18 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 20 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.


HIGH YIELD SELECT BOND FUND

This Fund does not have an investment adviser. This Fund invests in the High Yield Bond Fund whose portfolio manager is:

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Lyons joined HIM in 1995. She has served as manager of the High Yield Bond Fund since 2003 and has 23 years of fixed income portfolio management and sales experience.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.


INTERMEDIATE TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 20 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Tax-Exempt Bond Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.


TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

PORTFOLIO MANAGERS OF THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------

 There are three convenient ways to invest in the Harris Insight Funds.

 BY MAIL

 Complete and sign an application for A Shares, B Shares, or N Shares.

 Make your check payable to the Harris Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds, 85-5093-2950
   Re: [Name of Fund]--[indicate A Shares, B Shares or N shares]
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

Orders for B Shares are placed through a financial institution or investment professional who will assist you in opening a new account and making the initial investment, either by mail or by bank wire. Purchase amounts of more than $100,000 will not be accepted for B Shares. Each financial institution or investment professional may have its own procedures and requirements for buying shares and may charge fees.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. For B Shares, a contingent deferred sales charge is imposed on redemptions made within six years of purchase. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

A SHARES - SALES CHARGES
--------------------------------------------------------------------------------

A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:


EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                           Sales Charge as a % of      Dealer Allowance as
Amount of Purchase                 Sales Charge            Net Amount Invested         % of Offering Price*
-------------------------------------------------------------------------------------------------------------------
Less than $50,000                      5.50%                      5.82%                       5.00%
$50,000 to $99,999                     4.50                       4.71                        4.00
$100,000 to $249,999                   3.50                       3.63                        3.25
$250,000 to $499,999                   2.50                       2.56                        2.25
$500,000 to $999,999                   2.00                       2.04                        1.75
$1,000,000 and over                    0.00                       0.00                        1.00++
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND, TAX-EXEMPT BOND FUND AND BOND FUND
-------------------------------------------------------------------------------------------------------------------
                                                           Sales Charge as a % of      Dealer Allowance as
Amount of Purchase                 Sales Charge            Net Amount Invested         % of Offering Price*
-------------------------------------------------------------------------------------------------------------------
Less than $50,000                      4.50%                      4.71%                       4.25%
$50,000 to $99,999                     4.25                       4.43                        4.00
$100,000 to $249,999                   3.50                       3.63                        3.25
$250,000 to $499,999                   2.50                       2.56                        2.25
$500,000 to $999,999                   2.00                       2.04                        1.75
$1,000,000 and over                    0.00                       0.00                        1.00++
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------------------------------
                                                           Sales Charge as a % of      Dealer Allowance as
Amount of Purchase                 Sales Charge            Net Amount Invested         % of Offering Price*
-------------------------------------------------------------------------------------------------------------------
Less than $50,000                      3.50%                      3.63%                       3.25%
$50,000 to $99,999                     3.25                       3.36                        3.00
$100,000 to $249,999                   2.50                       2.56                        2.25
$250,000 to $499,999                   2.00                       2.04                        1.75
$500,000 to $999,999                   1.50                       1.52                        1.25
$1,000,000 and over                    0.00                       0.00                        1.00++
-------------------------------------------------------------------------------------------------------------------

     ++ The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

     * Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plans, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000:
        1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o    Any individual with an investment account or advisory relationship with HIM

o    Trustees of the Funds.

A SHARES - REDUCED SALES CHARGES
--------------------------------------------------------------------------------

You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below -

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. If you invest through an institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

A SHARES - CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o    in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                      CDSC AS A % OF DOLLAR AMOUNT
         PERIOD SHARES HELD                 SUBJECT TO CHARGE

          Less than one year                       1.00%
           One to two years                        0.50


The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o    increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made--

o    First, from A Shares held for more than two years

o Second, from A Shares acquired through the reinvestment of dividends and distributions

o    Third, from A Shares held between one and two years

o    Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. The CDSC will be waived by the Funds for redemptions--

o    pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o    by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.

B SHARES - CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

B Shares are sold without any front-end sales charge. However, B Shares that are redeemed within six years after purchase will be subject to a contingent deferred sales charge (CDSC).

The CDSC varies depending on the number of years you hold the shares, as follows:

                                                  CDSC AS A % OF DOLLAR AMOUNT
        IF YOU SELL YOUR SHARES WITHIN THE:            SUBJECT TO CHARGE

             First year after purchase                       5.00%
             Second year after purchase                      4.00
             Third year after purchase                       3.00
             Fourth year after purchase                      3.00
             Fifth year after purchase                       2.00
             Sixth year after purchase                       1.00
             Seventh year after purchase                     0.00
             Eighth year after purchase                      0.00

The CDSC will be used to recover commissions paid to institutions and professionals for the sale of B Shares. The CDSC that applies to a redemption of B Shares will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or the net asset value of the shares at the time of redemption. For purposes of calculating the CDSC, the holding period and cost of shares is based upon the original purchase date and price. For shares purchased through an exchange from B Shares of another Fund, the CDSC is based upon the purchase date and price of the initially purchased Fund's shares, not the date of the exchange to the second Fund's B Shares. The CDSC terminates on the day after the sixth anniversary of the original purchase date.

No CDSC will be imposed on

o    increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions will be made--

o    First, from B Shares held for more than six years

o Second, from B Shares acquired through the reinvestment of dividends and distributions

o    Third, from B Shares held for the longest period up to six years.

Upon receipt of satisfactory documentation confirming eligibility for the waiver, the CDSC will be waived, for redemptions--

o    pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o    by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2

o    that qualify as hardship withdrawals under applicable laws and regulations

o from certain qualified retirement plans, if you are older than 59 1/2 and are selling shares to take a distribution from the plan.

If you believe you qualify for any of these CDSC waivers, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

INVESTING FOR THE SHORTER TERM (FOR B SHARES)
--------------------------------------------------------------------------------

Although B Shares of a Fund are intended as a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing A Shares rather than B Shares. That is because of the effects of both the B Shares CDSC (if you redeem within six years) and a higher Rule 12b-1 fee on the total returns of shorter-term investments.

If you plan to invest more than $100,000 for the shorter term, as your investment horizon increases toward six years, B Shares might not be as advantageous as A Shares. That is because the Rule 12b-1 fee on B Shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of A Shares. In addition, for investors who invest $100,000 or more, in most cases A Shares will be the more advantageous choice, no matter how long you intend to hold your shares. For that reason, the distributor will not accept purchase orders of $100,000 or more of B Shares from a single investor.

CONVERSION FEATURES
--------------------------------------------------------------------------------

After eight years from purchase, your B Shares (including shares received from the reinvestment of dividends on the originally purchased B Shares) will convert automatically and without any sales charge to A Shares of the same Fund. (A Shares of the Harris Insight Funds bear lower asset-based distribution fees.) The eight-year period begins on the day of purchase. For B Shares of a Fund acquired by exchange from B Shares of another Fund, the eight-year period will be calculated from the date of your purchase of the first Fund's B Shares.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
--------------------------------------------------------------------------------

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

CHOOSE YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                          MINIMUM PER FUND

To open a regular account..........................................$1,000
To open a retirement account.........................................$250
To open an account using the Automatic Investment Plan................$50
To add to an existing account.........................................$50

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

 New Year's Day                     Good Friday            Labor Day
 Martin Luther King, Jr. Day        Memorial Day           Thanksgiving Day
 Presidents' Day                    Independence Day       Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
 BY MAIL AND CHECK

 You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution of professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE - FOR A SHARES AND N SHARES ONLY
--------------------------------------------------------------------------------

The Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund assesses a redemption fee in the amount of 2.00% on redemptions of A Shares and N Shares of these Funds that have been held for 90 days or less from the time of purchase.

The redemption fee will be paid to the applicable Fund to help offset brokerage and other Fund costs associated with redemptions. Each Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. The fee is waived on accounts managed by HIM or its affiliates. Fund management reserves the right to waive the redemption fee for specific transactions that are determined not to have a disruptive effect on the management of a Fund.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds, less any CDSC that may be applicable to redemptions of A Shares or B Shares, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends,

o your shares of the Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o if you are redeeming A Shares, your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is--

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING (FOR N SHARES OF THE MONEY MARKET FUNDS ONLY)

Checkwriting is available for N Shares of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new N Shares account and wish to establish the checkwriting option, you must complete the N Shares account application and signature card. If you already have an account with one of the N Shares Money Market Funds, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You may exchange, in each case without a sales charge--

o your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund,

o    your B Shares of a Fund for B Shares of any other Harris Insight Fund, and

o    your N Shares of a Fund for N Shares of any other Harris Insight Fund,

provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds stays the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, as described below) may be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund to A Shares of another Fund if those N Shares
(a) were not purchased through a previous exchange from A Shares of a Fund or
(b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds have identical ownership registration and are in the same share class. (Holders of A Shares of a Fund may also direct dividends from that Fund to N Shares of the Money Market Funds and the Index Fund without any fee or sales charge.) To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                               DECLARED AND PAID
----------------------------------------------------------------------------
   Balanced Fund                                      Quarterly
----------------------------------------------------------------------------
   Core Equity Fund                                   Annually
----------------------------------------------------------------------------
   Emerging Markets Fund                              Annually
----------------------------------------------------------------------------
   Equity Fund                                        Quarterly
----------------------------------------------------------------------------
   Index Fund                                         Quarterly
----------------------------------------------------------------------------
   International Fund                                 Annually
----------------------------------------------------------------------------
   Small-Cap Opportunity Fund                         Annually
----------------------------------------------------------------------------
   Small-Cap Value Fund                               Annually
----------------------------------------------------------------------------
   Bond Fund                                          Daily/Monthly
----------------------------------------------------------------------------
   High Yield Select Bond Fund                        Daily/Monthly
----------------------------------------------------------------------------
   Intermediate Government Bond Fund                  Daily/Monthly
----------------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund                  Daily/Monthly
----------------------------------------------------------------------------
   Short/Intermediate Bond Fund                       Daily/Monthly
----------------------------------------------------------------------------
   Tax-Exempt Bond Fund                               Daily/Monthly
----------------------------------------------------------------------------
   Government Money Market Fund                       Daily/Monthly
----------------------------------------------------------------------------
   Money Market Fund                                  Daily/Monthly
----------------------------------------------------------------------------
   Tax-Exempt Money Market Fund                       Daily/Monthly
----------------------------------------------------------------------------
Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

A SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

B SHARES SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------

Under a service plan adopted by the Funds, each of the Funds may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's B Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide.

Under a distribution plan adopted under Rule 12b-1, each of the Funds compensates the Distributor of the Fund's B Shares for the Distributor's sales and distribution activities at a rate, calculated daily, of up to 0.75% of the average daily net asset value of the Fund's B Shares outstanding.

Because the expenses incurred under both the service plan and the distribution plan are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of you investment and may cost you more than the expenses applicable to share classes with an initial sales charge or other types of sales or marketing fees.

N SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because these expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Small-Cap Aggressive Growth Fund and High Yield Bond Fund offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Service Shares and Exchange Shares are each offered by separate prospectus. A Shares, N Shares and B Shares are offered by a combined a separate prospectus. Shares of each of the Equity Income Fund and High Yield Bond Fund are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The High Yield Select Bond Fund ("Select Fund") is a "feeder" fund in a master fund/feeder fund structure in which Select Fund, instead of investing all of its assets directly in a portfolio of securities, pursues its investment objective by investing all of its investable assets in the High Yield Bond Fund, which has the same investment objective and substantially the same investment restrictions as Select Fund. Other investors may also invest in the High Yield Bond Fund. The High Yield Bond Fund is offered by a separate prospectus.

Select Fund indirectly bears its proportionate share of the High Yield Bond Fund's expenses. Select Fund sets its own transaction minimums, fund-specific expenses and conditions. The investment performance of Select Fund depends on the investment performance of the High Yield Bond Fund.

If Select Fund, as an investor in the High Yield Bond Fund, is requested to vote on any matter pertaining to the High Yield Bond Fund, Select Fund will solicit proxies from its shareholders and vote its interest in the High Yield Bond Fund for and against such matters proportionately to the instructions to vote for and against such matters received from Select Fund shareholders. Select Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Select Fund shareholders will receive a majority of votes cast by all investors in the High Yield Bond Fund. If other investors hold a majority interest in the High Yield Bond Fund, they could have voting control over the High Yield Bond Fund.

The Board of Trustees retains the right to withdraw the assets of Select Fund from the High Yield Bond Fund if the Board believes doing so is in the best interests of Select Fund and its shareholders. If the Board withdraws assets of Select Fund, the Board would consider how the Fund should invest or what other action should be taken.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o    When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

EMERGING MARKETS COUNTRY

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

REPURCHASE AGREEMENTS

A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single A Share, B Share and N Share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares, B Shares or N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.

These financial highlights should be read with the financial statements.


                              NET                     NET
                             ASSET               REALIZED AND    DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                             VALUE       NET      UNREALIZED       FROM NET      FROM NET    FEES ADDED TO
                           BEGINNING INVESTMENT   GAIN/(LOSS)     INVESTMENT     REALIZED       PAID-IN
                           OF PERIOD   INCOME   ON INVESTMENTS      INCOME         GAINS        CAPITAL
-------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/02                     $13.00    $0.277        $(1.459)      $(0.278)      $    --         $--
12/31/01                      13.27     0.331         (0.226)       (0.333)       (0.042)         --
12/31/00                      12.38     0.356          1.114        (0.357)       (0.223)         --
12/31/99                      14.44     0.386         (0.641)       (0.404)       (1.401)         --
12/31/98                      14.93     0.440          0.759        (0.448)       (1.241)         --

A SHARES
12/31/02                     $13.00    $0.278        $(1.469)      $(0.279)      $    --         $--
12/31/01                      13.26     0.333         (0.216)       (0.335)       (0.042)         --
12/31/00                      12.38     0.356          1.107        (0.360)       (0.223)         --
02/10/99(3) to 12/31/99       14.14     0.340         (0.305)       (0.394)       (1.401)         --

B SHARES
02/04/02(3) to 12/31/02      $13.02    $0.186        $(1.471)      $(0.225)      $    --         $--

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/02                     $20.73    $ 0.004        $(4.891)      $(0.005)      $(0.278)        $--
12/31/01                      24.62     (0.024)        (3.011)           --        (0.855)         --
12/31/00                      28.97     (1.903)        (0.360)           --        (2.087)         --
12/31/99                      26.18     (0.119)         4.296            --        (1.387)         --
12/31/98                      22.67     (0.030)         5.546            --        (2.006)         --

A SHARES
12/31/02                     $20.73    $ 0.009        $(4.883)      $(0.008)      $(0.278)        $--
12/31/01                      24.61     (0.025)        (3.000)           --        (0.855)         --
12/31/00                      28.96     (1.903)        (0.360)           --        (2.087)         --
02/05/99(3) to 12/31/99       27.00     (0.073)         3.420            --        (1.387)         --

B SHARES
12/31/02                     $20.66    $(0.107)       $(4.875)      $    --       $(0.278)        $--
05/31/01(3) to 12/31/01       23.62     (0.102)        (2.003)           --        (0.855)         --

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/02                     $ 6.75    $ 0.009        $(0.154)        $  --           $--      $0.005 (7)
12/31/01                       6.80      0.012         (0.055)       (0.007)           --          --
12/31/00                       9.58      0.025         (2.805)           --            --          --
12/31/99                       5.85     (0.027)         3.773        (0.016)           --          --
12/31/98                       8.54      0.008         (2.698)           --            --          --

A SHARES
12/31/02                     $ 6.75    $ 0.002        $(0.154)        $  --           $--      $0.002 (7)
12/31/01                       6.82      0.024         (0.075)       (0.019)           --          --
12/31/00                       9.58      0.025         (2.785)           --            --          --
08/12/99(3) to 12/31/99        7.47     (0.024)         2.150        (0.016)           --          --

-----------
EQUITY FUND
-----------
N SHARES
12/31/02                     $11.44     $0.035        $(2.446)      $(0.009)        $  --         $--
12/31/01                      12.55      0.010         (0.416)       (0.010)       (0.694)         --
12/31/00                      14.63      0.007          1.113        (0.005)       (3.195)         --
12/31/99                      17.02      0.005         (0.323)       (0.012)       (2.060)         --
12/31/98                      17.59      0.066          2.213        (0.063)       (2.786)         --




                                NET                       NET                      RATIO OF EXPENSES
                               ASSET                    ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                               VALUE                    END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                              END OF       TOTAL        PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                              PERIOD      RETURN         (000)         ASSETS          WAIVERS)            ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/02                      $11.54       (9.18)%     $ 1,897          1.13%             1.37%            2.25%          69.89%
12/31/01                       13.00        0.88         2,253          1.13              1.35             2.52           65.21
12/31/00                       13.27       12.03         2,073          1.13              1.57             2.69          141.47
12/31/99                       12.38       (1.52)        2,311          1.13              1.30             2.59           67.77
12/31/98                       14.44        8.29         2,328          1.13              1.23             2.91           70.93

A SHARES
12/31/02                      $11.53       (9.26)% (4)  $  260          1.13%             1.37%            2.25%          69.89%
12/31/01                       13.00        0.97 (4)       294          1.13              1.16             2.52           65.21
12/31/00                       13.26       11.97 (4)       131          1.13              1.51             2.74          141.47
02/10/99(3) to 12/31/99        12.38        0.50 (2)(4)     84          1.21 (1)          1.38 (1)         2.51 (1)       67.77

B SHARES
02/04/02(3) to 12/31/02       $11.51       (9.96)% (2)(5) $ 75          1.88%             2.12%            1.50%          69.89%

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/02                      $15.56      (23.73)%     $ 3,621          1.35%             1.49%            0.02%          67.66%
12/31/01                       20.73      (12.56)        5,611          1.35              1.46            (0.11)          41.63
12/31/00                       24.62       (7.89)        6,313          1.35              1.41            (0.47)          43.74
12/31/99                       28.97       16.22         7,800          1.35              1.39            (0.41)          35.11
12/31/98                       26.18       24.68         7,661          1.35              1.36            (0.20)          34.96

A SHARES
12/31/02                      $15.57      (23.67)% (4)  $  552          1.35%             1.49%            0.02%          67.66%
12/31/01                       20.73      (12.53) (4)      649          1.35              1.46            (0.11)          41.63
12/31/00                       24.61       (7.90) (4)      758          1.35              1.41            (0.47)          43.74
02/05/99(3) to 12/31/99        28.96       12.65 (2)(4)    710          1.42 (1)          1.46 (1)        (0.48) (1)      35.11

B SHARES
12/31/02                      $15.40      (24.27)% (5)  $   53          2.10%             2.24%           (0.64)%         67.66%
05/31/01(3) to 12/31/01        20.66       (9.17) (2)(5)    13          2.10 (1)          2.21 (1)        (0.86) (1)      41.63

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/02                      $ 6.61       (2.36)%     $   311          1.91%             1.96%            0.12%          34.20%
12/31/01                        6.75       (0.33)          352          1.99              2.14             0.75           26.93
12/31/00                        6.80      (29.02)          297          1.96              2.00             0.18           78.65
12/31/99                        9.58       64.06           322          1.95              2.01            (0.42)          53.69
12/31/98                        5.85      (31.50)           62          2.00              2.33             0.81           34.55

A SHARES
12/31/02                      $ 6.60       (2.22)% (4)  $  118          1.91%             1.96%            0.03%          34.20%
12/31/01                        6.75       (0.74) (4)        6          1.99              2.08             0.68           26.93
12/31/00                        6.82      (28.81) (4)        8          1.92              1.96             0.16           78.65
08/12/99(3) to 12/31/99         9.58       28.48 (2)(4)      5          1.95 (1)          2.01 (1)        (0.42) (1)      53.69

-----------
EQUITY FUND
-----------
N SHARES
12/31/02                      $ 9.02      (21.10)%    $ 11,082          1.20%             1.22%            0.28%          61.83%
12/31/01                       11.44       (3.36)       16,193          1.19              1.20             0.26           77.79
12/31/00                       12.55        8.18        16,025          1.18              1.18             0.06           68.09
12/31/99                       14.63       (1.74)       19,685          1.15              1.16             0.04           65.13
12/31/98                       17.02       13.42        29,050          1.14              1.14             0.39           76.92




54-55 spread


                              NET                     NET
                             ASSET               REALIZED AND    DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                             VALUE       NET      UNREALIZED       FROM NET      FROM NET    FEES ADDED TO
                           BEGINNING INVESTMENT   GAIN/(LOSS)     INVESTMENT     REALIZED       PAID-IN
                           OF PERIOD   INCOME   ON INVESTMENTS      INCOME         GAINS        CAPITAL
----------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
A SHARES
12/31/02                     $11.45     $0.021        $(2.440)      $(0.011)        $  --         $--
12/31/01                      12.55      0.011         (0.406)       (0.011)       (0.694)         --
12/31/00                      14.63      0.007          1.114        (0.006)       (3.195)         --
02/12/99(3) to 12/31/99       16.97     (0.002)        (0.275)       (0.003)       (2.060)         --

B SHARES
12/31/02                     $11.41    $(0.034)       $(2.446)        $  --         $  --         $--
08/01/01(3) to 12/31/01       11.97     (0.020)        (0.540)           --            --          --

----------
INDEX FUND
----------
N SHARES
12/31/02                     $23.90     $0.194        $(5.503)      $(0.191)      $(0.350)        $--
12/31/01                      28.39      0.177         (3.752)       (0.178)       (0.737)         --
12/31/00                      33.21      0.191         (3.333)       (0.191)       (1.487)         --
12/31/99                      28.35      0.249          5.413        (0.240)       (0.562)         --
12/31/98                      23.51      0.236          6.244        (0.232)       (1.408)         --

B SHARES
12/31/02                     $23.90     $0.081        $(5.535)      $(0.096)      $(0.350)        $--
08/22/01(3) to 12/31/01       24.77      0.038         (0.238)       (0.041)       (0.629)         --

------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/02                     $11.55    $ 0.039        $(1.789)      $(0.031)          $--      $0.051(7)
12/31/01                      14.36      0.026         (2.815)       (0.021)           --          --
12/31/00                      15.89      0.076         (1.606)           --            --          --
12/31/99                      12.55      0.101          3.262        (0.023)           --          --
12/31/98                      13.33      0.140         (0.787)       (0.133)           --          --

A SHARES
12/31/02                     $11.57    $ 0.079        $(2.311)        $  --           $--      $0.012(7)
12/31/01                      14.38      0.016         (2.815)       (0.011)           --          --
12/31/00                      15.89      0.076         (1.586)           --            --          --
03/05/99(3) to 12/31/99       11.90     (0.009)         4.022        (0.023)           --          --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/02                     $17.44    $(0.119)       $(2.473)        $  --           $--      $0.002(7)
12/31/01                      19.62     (0.161)        (1.750)           --        (0.269)         --
12/31/00                      23.99     (0.145)         1.448            --        (5.673)         --
12/31/99                      17.77     (0.057)         7.042            --        (0.765)         --
12/31/98                      17.66     (0.060)         0.241            --        (0.071)         --

A SHARES
12/31/02                     $17.43    $(0.118)       $(2.463)        $  --           $--      $0.001(7)
12/31/01                      19.62     (0.154)        (1.767)           --        (0.269)         --
12/31/00                      23.99     (0.145)         1.448            --        (5.673)         --
03/05/99(3) to 12/31/99       16.67     (0.092)         8.177            --        (0.765)         --

B SHARES
12/31/02                     $17.37    $(0.230)       $(2.451)        $  --           $--      $0.001(7)
06/25/01(3) to 12/31/01       18.32     (0.138)        (0.543)           --        (0.269)         --

--------------------
SMALL-CAP VALUE FUND
--------------------
N SHARES
12/31/02                     $36.81     $0.059        $(4.791)      $(0.048)      $(0.306)     $0.006(7)
12/31/01                      37.28      0.037          1.931        (0.037)       (2.401)         --
12/31/00                      30.28      0.001          9.794            --        (2.795)         --
12/31/99                      30.69      0.031          0.029        (0.053)       (0.417)         --
12/31/98                      33.02      0.093         (1.342)       (0.070)       (1.011)         --

A SHARES
12/31/02                     $36.78     $0.042        $(4.767)      $(0.064)      $(0.306)     $0.005(7)
12/31/01                      37.28      0.049          1.901        (0.049)       (2.401)         --
12/31/00                      30.28      0.001          9.794            --        (2.795)         --
08/18/99(3) to 12/31/99       29.09      0.008          1.368        (0.051)       (0.135)         --




                                NET                       NET                      RATIO OF EXPENSES
                               ASSET                    ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                               VALUE                    END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                              END OF       TOTAL        PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                              PERIOD      RETURN         (000)         ASSETS          WAIVERS)            ASSETS         RATE
----------------------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
A SHARES
12/31/02                      $ 9.02      (21.15)% (4)  $  199          1.20%             1.22%            0.28%          61.83%
12/31/01                       11.45       (3.27) (4)      161          1.19              1.20             0.26           77.79
12/31/00                       12.55        8.17 (4)       161          1.18              1.18             0.06           68.09
02/12/99(3) to 12/31/99        14.63       (1.50) (2)(4)   161          1.23 (1)          1.24 (1)        (0.04) (1)      65.13

B SHARES
12/31/02                      $ 8.93      (21.74)% (5)  $  221          1.95%             1.97%           (0.35)%         61.83%
08/01/01(3) to 12/31/01        11.41       (4.68) (2)(5)    20          1.94 (1)          1.95 (1)        (0.45) (1)      77.79

----------
INDEX FUND
----------
N SHARES
12/31/02                      $18.05      (22.43)%    $ 17,339          0.70%             0.78%            0.93%           6.42%
12/31/01                       23.90      (12.57)       24,449          0.70              0.75             0.68            4.26
12/31/00                       28.39       (9.55)       25,291          0.70              0.72             0.60            8.39
12/31/99                       33.21       20.14        24,056          0.70              0.71             0.79            2.17
12/31/98                       28.35       27.88        13,727          0.70              0.71             0.91            5.59

B SHARES
12/31/02                      $18.00      (22.99)% (5)  $  571          1.45%             1.53%            0.40%           6.42%
08/22/01(3) to 12/31/01        23.90       (0.75) (2)(5)    26          1.45 (1)          1.50 (1)         0.04 (1)        4.26

------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/02                      $ 9.82      (14.79)%     $ 1,202          1.60%             1.63%            0.36%          22.38%
12/31/01                       11.55      (19.46)        5,336          1.61              1.62             0.50           38.32
12/31/00                       14.36       (9.50)        2,525          1.60              1.61             0.57           76.86
12/31/99                       15.89       26.81         2,531          1.60              1.60             0.61           48.49
12/31/98                       12.55       (4.84)        1,657          1.58              1.58             1.39           45.82

A SHARES
12/31/02                      $ 9.35      (19.19)% (4)    $  6          1.65%             1.68%            0.71%          22.38%
12/31/01                       11.57      (19.47) (4)        3          1.61              1.62             0.18           38.32
12/31/00                       14.38       (9.50) (4)        2          1.60              1.61             0.57           76.86
03/05/99(3) to 12/31/99        15.89       33.73 (2)(4)      5          1.65 (1)          1.65 (1)         0.56 (1)       48.49

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/02                      $14.85      (14.85)%    $ 13,954          1.45%             1.52%           (0.76)%         76.97%
12/31/01                       17.44       (9.83)        8,301          1.45              1.50            (0.92)          85.04
12/31/00                       19.62        6.51         8,995          1.45              1.47            (0.95)          86.88
12/31/99                       23.99       39.75         6,397          1.45              1.46            (0.75)          59.99
12/31/98                       17.77        0.99         5,032          1.45              1.46            (0.53)          51.49

A SHARES
12/31/02                      $14.85      (14.80)% (4)  $  777          1.45%             1.52%           (0.76)%         76.97%
12/31/01                       17.43       (9.83) (4)      246          1.45              1.50            (0.92)          85.04
12/31/00                       19.62        6.46 (4)        50          1.45              1.47            (0.95)          86.88
03/05/99(3) to 12/31/99        23.99       48.98 (2)(4)     28          1.49 (1)          1.50 (1)        (0.79) (1)      59.99

B SHARES
12/31/02                      $14.69      (15.43)% (5)    $237          2.20%             2.27%           (1.47)%         76.97%
06/25/01(3) to 12/31/01        17.37       (3.77) (2)(5)    41          2.20 (1)          2.25 (1)        (1.67) (1)      85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
N SHARES
12/31/02                      $31.73      (12.98)%     $ 4,414          1.24%             1.34%            0.18%         134.99%
12/31/01                       36.81        5.36         3,477          1.24              1.33             0.11           80.85
12/31/00                       37.28       34.15         1,247          1.24              1.33            (0.15)          80.97
12/31/99                       30.28        0.22           743          1.24              1.29             0.12           70.84
12/31/98                       30.69       (4.15)          641          1.24              1.30             0.31           76.44

A SHARES
12/31/02                      $31.69      (12.98)% (4)  $  669          1.24%             1.34%            0.18%         134.99%
12/31/01                       36.78        5.31 (4)       341          1.24              1.33             0.11           80.85
12/31/00                       37.28       34.15 (4)        61          1.24              1.33            (0.15)          80.97
08/18/99(3) to 12/31/99        30.28        4.77 (2)(4)     12          1.24 (1)          1.29 (1)         0.12 (1)       70.84







56-57 spread


                              NET                     NET
                             ASSET               REALIZED AND    DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                             VALUE       NET      UNREALIZED       FROM NET      FROM NET    FEES ADDED TO
                           BEGINNING INVESTMENT   GAIN/(LOSS)     INVESTMENT     REALIZED       PAID-IN
                           OF PERIOD   INCOME   ON INVESTMENTS      INCOME         GAINS        CAPITAL
---------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
B SHARES
12/31/02                     $36.69    $(0.200)       $(4.760)        $  --       $(0.306)     $0.006 (7)
05/31/01(3) to 12/31/01       40.77     (0.087)        (1.592)           --        (2.401)         --

---------
BOND FUND
---------
N SHARES
12/31/02                     $10.25     $0.556        $ 0.130       $(0.556)       $   --         $--
12/31/01                      10.06      0.605          0.190        (0.605)           --          --
12/31/00                       9.49      0.599          0.570        (0.599)           --          --
12/31/99                      10.20      0.586         (0.702)       (0.586)       (0.008)         --
12/31/98                      10.20      0.579          0.103        (0.579)       (0.103)         --

A SHARES
12/31/02                     $10.25     $0.556        $ 0.130       $(0.556)       $   --         $--
12/31/01                      10.06      0.605          0.190        (0.605)           --          --
12/31/00                       9.49      0.599          0.570        (0.599)           --          --
02/18/99(3) to 12/31/99       10.11      0.503         (0.612)       (0.503)       (0.008)         --

B SHARES
12/31/02                     $10.25     $0.479        $ 0.130       $(0.479)       $   --         $--
08/20/01(3) to 12/31/01       10.36      0.192         (0.110)       (0.192)           --          --

-----------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND (PRIOR TO 1/2/03 THE CONVERTIBLE SECURITIES FUND)
-----------------------------------------------------------------------------
N SHARES
12/31/02                     $19.47     $0.634        $(2.996)      $(0.618)       $   --         $--
12/31/01                      24.27      0.707         (4.466)       (0.707)       (0.334)         --
12/31/00                      30.54      0.844         (2.841)       (0.843)       (3.430)         --
12/31/99                      24.14      0.902          6.559        (0.922)       (0.139)         --
12/31/98                      28.52      1.106         (1.691)       (1.073)       (2.722)         --

A SHARES
12/31/02                     $19.46     $0.695        $(3.057)      $(0.598)       $   --         $--
12/31/01                      24.26      0.706         (4.466)       (0.706)       (0.334)         --
01/13/00(3) to 12/31/00       29.42      0.857         (1.731)       (0.856)       (3.430)         --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/02                     $16.79     $0.828        $ 0.840       $(0.828)       $   --         $--
12/31/01                      16.55      0.963          0.240        (0.963)           --          --
12/31/00                      15.56      0.947          0.990        (0.947)           --          --
12/31/99                      16.61      0.876         (1.050)       (0.876)           --          --
12/31/98                      16.54      0.925          0.231        (0.925)       (0.161)         --

A SHARES
12/31/02                     $16.79     $0.828        $ 0.840       $(0.828)       $   --         $--
12/31/01                      16.55      0.963          0.240        (0.963)           --          --
12/31/00                      15.56      0.947          0.990        (0.947)           --          --
02/12/99(3) to 12/31/99       16.44      0.761         (0.880)       (0.761)           --          --

B SHARES
12/31/02                     $16.79     $0.699        $ 0.840       $(0.699)       $   --         $--
05/31/01(3) to 12/31/01       16.53      0.479          0.260        (0.479)           --          --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/02                     $10.91     $0.453        $ 0.570       $(0.453)       $   --         $--
12/31/01                      10.82      0.478          0.090        (0.478)           --          --
12/31/00                      10.22      0.487          0.600        (0.487)           --          --
12/31/99                      10.70      0.396         (0.467)       (0.396)       (0.013)         --
12/31/98                      10.75      0.390          0.103        (0.390)       (0.153)         --

A SHARES
12/31/02                     $10.91     $0.453        $ 0.570       $(0.453)       $   --         $--
01/17/01(3) to 12/31/01       10.95      0.456         (0.040)       (0.456)           --          --

B SHARES
12/31/02                     $10.91     $0.353        $ 0.570       $(0.353)       $   --         $--
11/21/01(3) to 12/31/01       11.11      0.042         (0.200)       (0.042)           --          --




                               NET                       NET                      RATIO OF EXPENSES
                              ASSET                    ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                              VALUE                    END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                             END OF       TOTAL        PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                             PERIOD      RETURN         (000)         ASSETS          WAIVERS)            ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
B SHARES
12/31/02                     $31.43      (13.65)% (5)    $466          1.99%             2.09%           (0.57)%        134.99%
05/31/01(3) to 12/31/01       36.69       (4.06) (2)(5)   302          1.99 (1)          2.08 (1)        (0.64) (1)      80.85

---------
BOND FUND
---------
N SHARES
12/31/02                     $10.38        6.91%    $   5,838          0.85%             1.21%            5.44%          65.39%
12/31/01                      10.25        8.05         6,165          0.85              1.17             5.90           84.37
12/31/00                      10.06       12.78         3,965          0.85              1.18             6.23           94.61
12/31/99                       9.49       (1.16)        4,455          0.85              1.15             5.95           92.79
12/31/98                      10.20        6.86         2,566          0.85              1.13             5.64           64.93

A SHARES
12/31/02                     $10.38        6.91% (4)    $ 824          0.85%             1.21%            5.36%          65.39%
12/31/01                      10.25        8.05 (4)       235          0.85              1.17             5.80           84.37
12/31/00                      10.06       12.78 (4)        32          0.85              1.18             6.23           94.61
02/18/99(3) to 12/31/99        9.49       (1.09) (2)(4)    26          0.85 (1)          1.15 (1)         5.95 (1)       92.79

B SHARES
12/31/02                     $10.38        6.12% (5)    $ 497          1.60%             1.96%            4.59%          65.39%
08/20/01(3) to 12/31/01       10.25        0.78 (2)(5)    205          1.60 (1)          1.92 (1)         4.94 (1)       84.37

---------------------------
HIGH YIELD SELECT BOND FUND
---------------------------
N SHARES
12/31/02                     $16.49      (12.12)%       $ 350          1.17%             1.58%            3.39%          24.98%
12/31/01                      19.47      (15.56)          313          1.17              1.42             3.27           33.53
12/31/00                      24.27       (6.69)          260          1.17              1.34             2.77           52.40
12/31/99                      30.54       31.75           375          1.17              1.26             3.48           20.14
12/31/98                      24.14       (2.04)          409          1.17              1.26             3.80           48.73

A SHARES
12/31/02                     $16.50      (12.13)% (4)    $ 42          1.17%             1.54%            3.23%          24.98%
12/31/01                      19.46      (15.57) (4)      147          1.17              1.52             3.15           33.53
01/13/00(3) to 12/31/00       24.26       (3.14) (2)(4)    18          1.17 (1)          1.34 (1)         2.95 (1)       52.40

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/02                     $17.63       10.12%    $  19,769          0.75%             1.32%            4.80%          61.56%
12/31/01                      16.79        7.47         5,577          0.75              1.33             5.73           52.17
12/31/00                      16.55       12.90         5,530          0.75              1.24             5.97           26.42
12/31/99                      15.56       (1.05)        4,870          0.75              1.18             5.47           76.50
12/31/98                      16.61        7.18         2,126          0.75              1.16             5.57           99.63

A SHARES
12/31/02                     $17.63       10.12% (4) $  2,324          0.75%             1.32%            4.58%          61.56%
12/31/01                      16.79        7.47 (4)       552          0.75              1.33             5.68           52.17
12/31/00                      16.55       12.90 (4)        49          0.75              1.24             5.97           26.42
02/12/99(3) to 12/31/99       15.56       (0.72) (2)(4)   232          0.75 (1)          1.18 (1)         5.47 (1)       76.50

B SHARES
12/31/02                     $17.63        9.30% (5)    $ 904          1.50%             2.07%            3.91%          61.56%
05/31/01(3) to 12/31/01       16.79        4.54 (2)(5)    205          1.50 (1)          2.14 (1)         4.82 (1)       52.17

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/02                     $11.48        9.55%    $  10,287          0.52%             1.14%            4.04%          61.27%
12/31/01                      10.91        5.32         7,573          0.50              1.11             4.24          100.00
12/31/00                      10.82       10.94           659          0.48              1.08             4.63          200.55
12/31/99                      10.22       (0.68)        2,743          0.94              1.07             3.78          191.27
12/31/98                      10.70        4.67           900          1.05              1.05             3.62           90.92

A SHARES
12/31/02                     $11.48        9.55% (4) $  1,648          0.52%             1.14%            3.96%          61.27%
01/17/01(3) to 12/31/01       10.91        3.85 (2)(4)    131          0.50 (1)          1.11 (1)         4.19 (1)      100.00

B SHARES
12/31/02                     $11.48        8.58% (5)    $ 305          1.27%             1.89%            3.20%          61.27%
11/21/01(3) to 12/31/01       10.91       (1.42) (2)(5)     2          1.25 (1)          1.86 (1)         3.60 (1)      100.00





58-59 spread


                              NET                     NET
                             ASSET               REALIZED AND    DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                             VALUE       NET      UNREALIZED       FROM NET      FROM NET    FEES ADDED TO
                           BEGINNING INVESTMENT   GAIN/(LOSS)     INVESTMENT     REALIZED       PAID-IN
                           OF PERIOD   INCOME   ON INVESTMENTS      INCOME         GAINS        CAPITAL
----------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
N SHARES
12/31/02                     $10.31     $0.524        $ 0.090       $(0.524)       $   --        $ --
12/31/01                      10.12      0.566          0.190        (0.566)           --          --
12/31/00                       9.77      0.603          0.350        (0.603)           --          --
12/31/99                      10.30      0.570         (0.515)       (0.570)       (0.015)         --
12/31/98                      10.21      0.577          0.096        (0.577)       (0.006)         --

A SHARES
12/31/02                     $10.31     $0.524        $ 0.090       $(0.524)       $   --        $ --
12/31/01                      10.12      0.566          0.190        (0.566)           --          --
12/31/00                       9.77      0.603          0.350        (0.603)           --          --
07/22/99(3) to 12/31/99       10.02      0.258         (0.250)       (0.258)           --          --

B SHARES
12/31/02                     $10.31     $0.447        $ 0.090       $(0.447)       $   --        $ --
09/18/01(3) to 12/31/01       10.50      0.130         (0.190)       (0.130)           --          --

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/02                     $10.54     $0.500        $ 0.650       $(0.500)       $   --        $ --
12/31/01                      10.45      0.502          0.090        (0.502)           --          --
12/31/00                       9.63      0.500          0.820        (0.500)           --          --
12/31/99                      10.39      0.424         (0.760)       (0.424)           --          --
12/31/98                      10.52      0.418          0.059        (0.418)       (0.189)         --

A SHARES
12/31/02                     $10.54     $0.500        $ 0.650       $(0.500)       $   --        $ --
01/31/01 (3) to 12/31/01      10.44      0.457          0.100        (0.457)           --          --

B SHARES
12/31/02                     $10.54     $0.418        $ 0.650       $(0.418)       $   --        $ --
06/21/01 (3) to 12/31/01      10.52      0.215          0.020        (0.215)           --          --




                               NET                       NET                      RATIO OF EXPENSES
                              ASSET                    ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                              VALUE                    END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                             END OF       TOTAL        PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                             PERIOD      RETURN         (000)         ASSETS          WAIVERS)            ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
N SHARES
12/31/02                     $10.40        6.14%     $  8,617          0.85%             1.25%            5.10%          66.14%
12/31/01                      10.31        7.60         6,419          0.85              1.21             5.48           56.36
12/31/00                      10.12       10.13         3,842          0.85              1.18             6.14           77.42
12/31/99                       9.77        0.56         7,525          0.85              1.17             5.68           72.86
12/31/98                      10.30        6.75         4,658          0.85              1.15             5.60           66.06

A SHARES
12/31/02                     $10.40        6.14% (4) $  4,756          0.85%             1.25%            4.89%          66.14%
12/31/01                      10.31        7.60 (4)       960          0.85              1.21             5.37           56.36
12/31/00                      10.12       10.13 (4)       178          0.85              1.18             6.14           77.42
07/22/99(3) to 12/31/99        9.77        0.09 (2)(4)    140          0.85 (1)          1.17 (1)         5.68 (1)       72.86

B SHARES
12/31/02                     $10.40        5.35% (5)    $ 392          1.60%             2.00%            4.13%          66.14%
09/18/01(3) to 12/31/01       10.31       (0.59)(2)(5)     26          1.55 (1)          1.91 (1)         4.12 (1)       56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/02                     $11.19       11.15%    $  14,194          0.56%             1.20%            4.51%          86.76%
12/31/01                      10.54        5.76         1,522          0.52              1.16             4.74          168.31
12/31/00                      10.45       14.13         1,117          0.50              1.10             5.10          164.85
12/31/99                       9.63       (3.31)        1,109          0.95              1.08             4.19          225.82
12/31/98                      10.39        4.62           909          1.04              1.05             3.97           87.61

A SHARES
12/31/02                     $11.19       11.15% (4) $  4,296          0.56%             1.20%            4.52%          86.76%
01/31/01(3) to 12/31/01       10.54        5.40 (2)(4)    796          0.52 (1)          1.16 (1)         4.60 (1)      168.31

B SHARES
12/31/02                     $11.19       10.32% (5)    $ 687          1.31%             1.95%            3.75%          86.76%
06/21/01(3) to 12/31/01       10.54        2.22 (2)(5)    133          1.31 (1)          1.95 (1)         3.77 (1)      168.31







60-61 spread


                              NET                               NET                             NET
                             ASSET                         REALIZED AND      DISTRIBUTIONS     ASSET
                             VALUE            NET           UNREALIZED         FROM NET        VALUE
                           BEGINNING      INVESTMENT        GAIN/(LOSS)       INVESTMENT      END OF
                           OF PERIOD        INCOME        ON INVESTMENTS        INCOME        PERIOD
----------------------------------------------------------------------------------------------------------------

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/02                     $ 1.00          $0.013            $--              $(0.013)   $ 1.00
12/31/01                       1.00           0.036             --               (0.036)     1.00
12/31/00                       1.00           0.057             --               (0.057)     1.00
12/31/99                       1.00           0.046             --               (0.046)     1.00
12/31/98                       1.00           0.050             --               (0.050)     1.00

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/02                     $ 1.00          $0.015            $--              $(0.015)   $ 1.00
12/31/01                       1.00           0.038             --               (0.038)     1.00
12/31/00                       1.00           0.059             --               (0.059)     1.00
12/31/99                       1.00           0.048             --               (0.048)     1.00
12/31/98                       1.00           0.051             --               (0.051)     1.00

B SHARES
07/26/02 to 12/31/02         $ 1.00          $0.003            $--              $(0.003)   $ 1.00
06/29/01(3) to 12/31/01        1.00           0.004             --               (0.004)     1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/02                     $ 1.00          $0.010            $--              $(0.010)   $ 1.00
12/31/01                       1.00           0.023             --               (0.023)     1.00
12/31/00                       1.00           0.035             --               (0.035)     1.00
12/31/99                       1.00           0.027             --               (0.027)     1.00
12/31/98                       1.00           0.030             --               (0.030)     1.00




                                             NET                                  RATIO OF EXPENSES
                                           ASSETS              RATIO OF              TO AVERAGE            RATIO OF NET
                                           END OF             EXPENSES TO            NET ASSETS          INVESTMENT INCOME
                             TOTAL         PERIOD             AVERAGE NET            (EXCLUDING           TO AVERAGE NET
                            RETURN          (000)               ASSETS                WAIVERS)                ASSETS
-------------------------------------------------------------------------------------------------------------------------
---------------------------
GOVERNMENT MONEY MARKET FUN
---------------------------
N SHARES
12/31/02                     1.30%      $  302,126                 0.55%                  0.61%                 1.27%
12/31/01                     3.68          282,782                 0.55                   0.60                  3.62
12/31/00                     5.87          333,934                 0.55                   0.60                  5.72
12/31/99                     4.67          289,651                 0.55                   0.59                  4.58
12/31/98                     5.08          248,595                 0.54                   0.59                  4.96

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/02                     1.48%      $1,297,318                 0.52%                  0.58%                 1.44%
12/31/01                     3.85        1,542,392                 0.54                   0.58                  3.81
12/31/00                     6.09        1,293,794                 0.53                   0.58                  5.91
12/31/99                     4.92        1,053,228                 0.54                   0.59                  4.85
12/31/98                     5.25          877,527                 0.53                   0.59                  5.12

B SHARES
07/26/02 to 12/31/02         0.30% (2)(5)     $ 15                 1.17%                  1.23%                 0.73%
06/29/01(3) to 12/31/01       N/A (6)           --                 1.19 (1)               1.23 (1)              2.84 (1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/02                     0.99%      $  210,678                 0.57%                  0.58%                 0.99%
12/31/01                     2.34          230,533                 0.58                   0.58                  2.35
12/31/00                     3.58          237,521                 0.58                   0.59                  3.54
12/31/99                     2.75          240,132                 0.55                   0.58                  2.71
12/31/98                     3.02          204,114                 0.55                   0.58                  2.99




(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Contingent deferred sales load is not reflected in total return.
(6) Not meaningful given short period.
(7) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.



62-63 spread

                       This page left blank intentionally

                       This page left blank intentionally

FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1200 5/03

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                              INSTITUTIONAL SHARES

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund
                                Core Equity Fund
                              Emerging Markets Fund
                                   Equity Fund
                                   Index Fund
                               International Fund
                        Small-Cap Aggressive Growth Fund
                           Small-Cap Opportunity Fund
                              Small-Cap Value Fund

                        HARRIS INSIGHT FIXED INCOME FUNDS

                                    Bond Fund
                      High Yield Select Bond Fund (formerly
                       named Convertible Securities Fund)
                        Intermediate Government Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                              Tax-Exempt Bond Fund

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund

    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
                      PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

{ BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          HARRIS INSIGHT EQUITY FUNDS
                         Introduction to Equity Funds         PAGE  2
                                        Balanced Fund               3
                                     Core Equity Fund               4
                                Emerging Markets Fund               5
                                          Equity Fund               6
                                           Index Fund               7
                                   International Fund               8
                     Small-Cap Aggressive Growth Fund               9
                           Small-Cap Opportunity Fund              10
                                 Small-Cap Value Fund              11
                                  Risk Considerations              12
                                    Fees and Expenses              14

                    HARRIS INSIGHT FIXED INCOME FUNDS
                   Introduction to Fixed Income Funds              15
                                            Bond Fund              16
                          High Yield Select Bond Fund              17
                    Intermediate Government Bond Fund              18
                    Intermediate Tax-Exempt Bond Fund              19
                         Short/Intermediate Bond Fund              20
                                 Tax-Exempt Bond Fund              21
                                  Risk Considerations              22
                                    Fees and Expenses              24

                    HARRIS INSIGHT MONEY MARKET FUNDS
                   Introduction to Money Market Funds              25
                         Government Money Market Fund              26
                                    Money Market Fund              27
                         Tax-Exempt Money Market Fund              28
                                  Risk Considerations              29
                                    Fees and Expenses              30

                                   INVESTMENT ADVISER              31

                                   PORTFOLIO MANAGERS              32

                               PRICING OF FUND SHARES              34

                                 SHAREHOLDER SERVICES              35

                     DIVIDENDS AND TAX CONSIDERATIONS              39

                            DISTRIBUTION ARRANGEMENTS              40

                    MASTER FUND/FEEDER FUND STRUCTURE              40

                                        TERMS TO KNOW              41

                                 FINANCIAL HIGHLIGHTS              44

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

      These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the
   Fund's share value. In some cases, these Funds also seek dividend income.

    Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


Why invest in equity funds?
--------------------------------------------------------------------------------

Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 12.
--------------------------------------------------------------------------------

                                  BALANCED FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Standard & Poor's 500 Stock Index (the "S&P 500 Stock Index" or "S&P 500") and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Allocation risk

o    Interest rate risk

o    Market risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998              8.61%
1999             -1.30
2000             12.31
2001              1.21
2002             -9.02

BEST QUARTER: Q4 1998  8.28%    WORST QUARTER: Q3 2002 -8.34%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
BALANCED FUND
     Return Before Taxes       -9.02%       2.08%      5.10%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          -9.91%      -0.10%      2.97%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -5.51%       0.91%      3.37%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      4.10%
LEHMAN BROTHERS
AGGREGATE BOND INDEX           10.26%       7.55%      8.35%
================================================================

                                CORE EQUITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               6.21%
1994              -0.05
1995              36.43
1996              28.92
1997              32.81
1998              25.03
1999              16.56
2000              -7.67
2001             -12.31
2002             -23.54

BEST QUARTER: Q4 1998  22.71%   WORST QUARTER: Q3 2002 -15.70%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
CORE EQUITY FUND
     Return Before Taxes      -23.54%      -2.04%      4.98%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -23.87%      -3.07%      3.61%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -14.18%      -1.32%      4.20%
===============================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.38% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

o    Political climate of a country

o    Interest rate and currency considerations

o    Equity market valuations

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998              -31.16%
1999               64.53
2000              -28.55
2001               -0.60
2002               -1.84

BEST QUARTER: Q4 1999  32.66%   WORST QUARTER: Q2 1998 -27.09%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years   (10/21/97)
----------------------------------------------------------------
EMERGING MARKETS FUND
     Return Before Taxes       -1.84%      -4.62%     -7.28%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          -1.86%      -4.65%     -7.31%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -1.07%      -3.60%     -5.61%
================================================================
MSCI EMERGING MARKETS
FREE INDEX                     -6.00%      -4.58%     -4.68%
================================================================

                                   EQUITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the S&P 500

o Maintain a risk level approximating that of the S&P 500 The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              35.89%
1998              13.80
1999              -1.57
2000               8.48
2001              -3.00
2002             -20.99

BEST QUARTER: Q4 1998  18.81%   WORST QUARTER: Q3 2002 -16.19%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
EQUITY FUND
     Return Before Taxes      -20.99%      -1.41%      5.45%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -21.16%      -4.01%      2.22%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -12.88%      -1.07%      4.13%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
================================================================

                                   INDEX FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Leverage risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993               9.50%
1994               0.78
1995              39.96
1996              22.71
1997              32.78
1998              28.22
1999              20.40
2000              -9.53
2001             -12.30
2002             -22.21

BEST QUARTER: Q4 1998  21.23%   WORST QUARTER: Q3 2002 -17.08%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INDEX FUND
     Return Before Taxes      -22.21%      -0.92%      5.56%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -22.84%      -1.98%      4.39%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      -13.33%      -0.72%      4.45%
================================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 8.93% for 10 Years. The performance of the S&P 500 Stock Index for the same period is 9.34%.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Currency rate risk

o    Foreign securities risk

o    Geographic concentration risk

o    Market risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993             24.61%
1994              4.29
1995              4.18
1996              5.11
1997             -4.87
1998             -4.64
1999             27.33
2000             -9.34
2001            -19.29
2002            -14.41

BEST QUARTER: Q2 1999  14.62%   WORST QUARTER: Q3 2002 -20.03%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INTERNATIONAL FUND
     Return Before Taxes      -14.41%      -5.33%     -4.05%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -14.49%      -5.45%     -4.51%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -8.70%      -4.14%     -3.13%
================================================================
MSCI EAFE INDEX               -15.66%      -2.62%     -0.85%
================================================================



/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 0.29% for 10 Years. The performance of the MSCI EAFE Index for the same period is 4.30%.

                        SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the lowest 75% of U.S. publicly traded companies, determined by market capitalization. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through depositary receipts.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Market segment risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

2002              -20.66%

BEST QUARTER: Q4 2002  3.64%    WORST QUARTER: Q3 2001 -15.51%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                                          1 Year     (1/9/01)
----------------------------------------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
     Return Before Taxes                  -20.66%    -12.49%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions                     -20.66%    -12.49%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares                  -12.69%     -9.86%
================================================================
RUSSELL 2000 GROWTH INDEX                 -30.26%    -17.46%
================================================================

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Small Stock Index. This index is comprised of companies with a median market capitalization of $560 million and is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies that appear to have potential for above-average earnings, sales and asset value growth. The adviser buys those securities it considers to be attractively valued relative to the securities of comparable companies.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance

--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              15.19%
1994              -3.71
1995              26.30
1996              18.80
1997              25.47
1998               1.16
1999              40.14
2000               6.75
2001              -9.65
2002             -14.58

BEST QUARTER: Q4 1999  28.21%   WORST QUARTER: Q3 1998 -21.01%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
     Return Before Taxes      -14.58%       3.15%      7.84%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -14.58%       1.84%      6.29%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -8.95%       2.66%      6.41%
================================================================
RUSSELL 2000 SMALL
STOCK INDEX                   -20.48%      -1.36%      3.78%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.32% for 10 Years. The performance of the Russell 2000 Small Stock Index for the same period is 7.16%.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by market capitalization). These securities tend to be represented in the Russell 2000 Value Index. This index is comprised of companies with a median market capitalization of $543 million and is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities it considers to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 12.)

o    Market risk

o    Small company risk

o    Volatility risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              14.96%
1994              -3.21
1995              27.15
1996              15.05
1997              29.58
1998              -3.93
1999               0.49
2000              34.45
2001               5.57
2002             -12.76

BEST QUARTER: Q3 2000  15.84%   WORST QUARTER: Q3 2002 -20.15%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
===============================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
---------------------------------------------------------------
SMALL-CAP VALUE FUND
     Return Before Taxes      -12.76%       3.64%      7.52%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -13.03%       2.46%      6.04%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -7.66%       2.64%      5.75%
===============================================================
RUSSELL 2000 VALUE INDEX      -11.43%       2.71%      6.96%
===============================================================


 /1/The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 9.69% for 10 Years. The performance of the Russell 2000 Value Index for the same period is 10.86%.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------


The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                                                                                                 Small-Cap
   PRINCIPAL                             Core      Emerging                                      Aggressive   Small-Cap Small-Cap
   RISKS FOR ONE            Balanced    Equity      Markets     Equity      Index   International  Growth    Opportunity  Value
   OR MORE FUNDS              Fund       Fund        Fund        Fund       Fund        Fund        Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------------
   Allocation                   P
---------------------------------------------------------------------------------------------------------------------------------
   Currency rate                O                      P                                  P
---------------------------------------------------------------------------------------------------------------------------------
   Foreign securities           O          O           P           O                      P           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Geographic concentration                            P                                  P
---------------------------------------------------------------------------------------------------------------------------------
   Industry concentration                              O                                  O
---------------------------------------------------------------------------------------------------------------------------------
   Interest rate                P                      O                      O           O
---------------------------------------------------------------------------------------------------------------------------------
   Leverage                     O          O           O           O          P           O           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Market                       P          P           P           P          P           P           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   Market segment                          P                       P          O                       P           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Small company                                       P                                  O           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   Volatility                              P           P           O                      P           P           P         P
---------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
---------------------------------------------------------------------------------------------------------------------------------
   Counterparty                 O          O           O           O          O           O           O           O         O
---------------------------------------------------------------------------------------------------------------------------------
   Credit                       O                      O                                  O
---------------------------------------------------------------------------------------------------------------------------------
   Prepayment                   O                      O                                  O
---------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           2.00%*
EXCHANGE FEE                                                             None
--------------------------------------------------------------------------------

* To discourage short-term trading, you will be charged a 2.00% fee if you redeem shares from the Emerging Markets Fund, International Fund, Small-Cap Opportunity Fund or Small-Cap Value Fund within 90 days of acquisition.

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Small-Cap
                                      Core    Emerging                                        Aggressive     Small-Cap   Small-Cap
                          Balanced   Equity    Markets     Equity      Index    International   Growth      Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees    0.50%     0.90%     1.25%       0.70%       0.20%       1.05%        0.75%         1.00%       0.70%
Other Expenses              0.52      0.34      0.46        0.27        0.28        0.38         0.61          0.27        0.29
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses    1.02%     1.24%     1.71%       0.97%       0.48%       1.43%        1.36%         1.27%       0.99%
------------------------------------------------------------------------------------------------------------------------------------

     1 The adviser has contractually agreed to reimburse the Small-Cap
       Aggressive Growth Fund for its annual ordinary operating expenses, if any, exceeding 1.00% of the Fund's average net assets. Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Balanced Fund, the Index Fund and the Small-Cap Value Fund. Expenses do not reflect voluntary waivers of investment advisory fees, contractual reimbursements by the adviser, or waivers of administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers and reimbursements are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers and reimbursements, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                                           Small-Cap
                                    Core    Emerging                                       Aggressive   Small-Cap  Small-Cap
                        Balanced   Equity    Markets     Equity      Index   International   Growth    Opportunity   Value
----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees   0.45%     0.80%     1.25%       0.70%       0.18%      1.05%       0.40%         0.94%      0.70%
Other Expenses             0.43      0.30      0.41        0.25        0.27       0.35        0.60          0.26       0.27
Total Operating Expenses   0.88%     1.10%     1.66%       0.95%       0.45%      1.40%       1.00%         1.20%      0.97%
----------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                                               Small-Cap
                                    Core      Emerging                                        Aggressive    Small-Cap    Small-Cap
                      Balanced     Equity      Markets     Equity       Index  International    Growth     Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                $104        $126        $174         $99         $49        $146         $138         $129         $101
------------------------------------------------------------------------------------------------------------------------------------
Three Years              325         393         539         309         154         452          431          403          315
------------------------------------------------------------------------------------------------------------------------------------
Five Years               563         681         928         536         269         782          745          697          547
------------------------------------------------------------------------------------------------------------------------------------
Ten Years              1,248       1,500       2,019       1,190         604       1,713        1,635        1,534        1,213
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

              These Funds invest primarily in bonds, which are debt
                          instruments that normally --

                o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

           o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

Why invest in fixed income funds?
--------------------------------------------------------------------------------

Fixed income funds can play a key role in an investor's portfolio by offering:

o    A reasonable level of current income

o    A measure of price stability relative to equity fund investments

o In the case of tax-exempt funds, income that is generally free from federal income tax

How do fixed income funds provide a steady stream of income?
--------------------------------------------------------------------------------

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

What causes bond values to change?
--------------------------------------------------------------------------------

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

o    A change in interest rates

o    A change in economic conditions

o    A change in the financial condition of the issuer

How does the price of a bond move with interest rates?
--------------------------------------------------------------------------------

When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. When prevailing interest rates fall, the prices of long-term bonds increase, to a greater degree than the prices of short-term bonds.

How are bonds graded?
--------------------------------------------------------------------------------

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's Corporation, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.
--------------------------------------------------------------------------------

                                    BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities. The Fund may invest in the following:

o    Bonds and debentures

o    U.S. government securities

o    Debt obligations of foreign governments

o    Mortgage-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              9.41%
1998              7.12
1999             -0.91
2000             13.06
2001              8.32
2002              7.18

BEST QUARTER: Q4 2000  5.04%    WORST QUARTER: Q2 1999 -1.07%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/16/96)
----------------------------------------------------------------
BOND FUND
     Return Before Taxes        7.18%       6.86%      7.32%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           4.86%       4.26%      4.63%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        4.35%       4.18%      4.52%
================================================================
LEHMAN BROTHERS AGGREGATE
BOND INDEX                     10.26%       7.55%      8.03%
================================================================

                           HIGH YIELD SELECT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

Investment Approach
--------------------------------------------------------------------------------

The High Yield Select Bond Fund ("Select Fund") invests all of its investable assets in the Institutional Shares class of the Harris Insight High Yield Bond Fund ("High Yield Bond Fund"). High Yield Bond Fund is offered by separate prospectus and invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard and Poor's Corporation ("S&P"). High Yield Bond Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. High Yield Bond Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of High Yield Bond Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if this Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, High Yield Bond Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments, and during that period, the High Yield Bond Fund may not be able to meet its investment objective.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Foreign securities risk

o    High yield securities (junk bond) risk

o    Interest rate risk

o    Leverage risk

o    Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              13.84%
1994              -3.09
1995              19.18
1996              21.05
1997              18.68
1998              -1.80
1999              32.07
2000              -6.48
2001             -15.35
2002             -11.89

BEST QUARTER: Q4 1999  25.25%   WORST QUARTER: Q3 2001 -19.36%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                    Life of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
HIGH YIELD SELECT BOND FUND
(FORMERLY NAMED CONVERTIBLE
SECURITIES FUND)
     Return Before Taxes      -11.89%      -1.99%      0.57%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions         -13.22%      -4.45%     -2.42%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       -7.30%      -2.09%     -0.26%
================================================================
CS FIRST BOSTON CONVERTIBLE
SECURITIES INDEX               -8.14%       3.76%      6.00%
BEAR STEARNS HIGH YIELD
BOND INDEX/2/                  -1.00%       0.31%      2.34%
MERRILL LYNCH HIGH YIELD
MASTER INDEX                   -1.14%       1.24%      3.04%
================================================================


/1/ Prior to January 2, 2003, the Fund was named the Convertible Securities Fund and had a different investment objective, strategy and policies. The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.50% for 10 Years. The performance of the CS First Boston Convertible Securities Index, the Bear Stearns High Yield Bond Index and the Merrill Lynch High Yield Master Index for the same period are 7.80%, 5.85% and 6.35%, respectively.

/2/ The Fund's primary benchmarks are now the CS First Boston Convertible
    Securities Index and the Bear Stearns High Yield Bond Index. The Bear Stearns High Yield Bond Index is an index comprised of below investment grade U.S. dollar-denominated corporate bonds. Qualifying bonds must have at least one year remaining term to maturity and a minimum amount outstanding of $100 million. This index better reflects the investment objectives and policies of the Fund.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o    U.S. government securities

o    Mortgage-backed securities, issued by U.S.
     government agencies

o    Repurchase agreements collateralized by U.S.
     government securities

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:

o    Asset-backed securities

o    Zero-coupon securities

o    Corporate bonds

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              8.26%
1994             -1.65
1995             13.46
1996              4.06
1997              7.82
1998              7.45
1999             -0.80
2000             13.18
2001              7.74
2002             10.39

BEST QUARTER: Q3 2002  5.22%    WORST QUARTER: Q1 1994 -2.09%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/24/97)
----------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
     Return Before Taxes       10.39%       7.49%      7.87%
     -----------------------------------------------------------
     Return After Taxes on
     Distributions              8.26%       5.02%      5.36%
     -----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale of
     Fund Shares                6.32%       4.75%      5.05%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX           9.64%       7.44%      7.82%
================================================================


/1/ The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor collective investment fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.88% for 10 Years. The performance of the Lehman Brothers Intermediate Government Bond Index for the same period is 6.91%.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              8.55%
1994             -3.08
1995             11.68
1996              3.06
1997              6.41
1998              4.94
1999             -0.43
2000             11.21
2001              5.58
2002              9.82

BEST QUARTER: Q3 2002  4.66%    WORST QUARTER: Q1 1994 -2.83%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
     Return Before Taxes        9.82%       6.14%      5.77%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           9.82%       6.06%      5.69%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        7.77%       5.79%      5.48%
================================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX      9.66%       6.08%      6.23%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 5.67% for 10 Years. Performance of the Lehman Brothers 3-15 Year Blend Municipal Bond Index for the same period is not available as the index did not exist prior to July 1, 1993.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in:

o    Bonds and debentures

o    U.S. government securities

o    U.S. dollar-denominated debt obligations of foreign issuers

o    Mortgage-backed securities

o    Asset-backed securities

o    Municipal securities

o    Zero-coupon securities

o    Other floating/variable rate obligations

o    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997              7.15%
1998              7.01
1999              0.81
2000             10.40
2001              7.86
2002              6.40

BEST QUARTER: Q3 2001  4.16%    WORST QUARTER: Q1 1999 -0.73%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
     Return Before Taxes        6.40%       6.45%      6.27%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions           4.24%       4.03%      3.82%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        3.88%       3.95%      3.78%
================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE
BOND INDEX                      9.84%       7.48%      7.26%
================================================================

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

Investment Approach

--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities are generally exempt from federal income tax and not subject to the alternative minimum tax.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 22.)

o    Credit risk

o    Interest rate risk

o    Municipal market risk

o    Prepayment risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)

1993              12.95%
1994              -7.30
1995              14.45
1996               3.76
1997               8.55
1998               4.88
1999              -3.07
2000              14.41
2001               6.02
2002              11.42

BEST QUARTER: Q4 2000  6.20%    WORST QUARTER: Q1 1994 -5.09%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
----------------------------------------------------------------
TAX-EXEMPT BOND FUND
     Return Before Taxes       11.42%       6.56%      6.47%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions          11.42%       6.46%      6.26%
     -----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares        8.99%       6.19%      6.06%
================================================================
LEHMAN BROTHERS MUNICIPAL
BOND INDEX                      9.60%       6.06%      6.40%
================================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.37% for 10 Years. The performance of the Lehman Brothers Municipal Bond Index for the same period is 6.71%.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                          High         Intermediate     Intermediate        Short/
   RISKS FOR ONE                                  Yield Select      Government       Tax-Exempt      Intermediate     Tax-Exempt
   OR MORE FUNDS                   Bond Fund        Bond Fund        Bond Fund        Bond Fund        Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
   Credit                              P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities                  O                P                O                                 O
------------------------------------------------------------------------------------------------------------------------------------
   High yield securities                                P
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                       P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                            O                P                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                    O                                                  P                                P
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                          P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                        O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------
   Market                              O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        None
EXCHANGE FEE                                                          None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses /1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Intermediate Intermediate     Short/
                                                                    High Yield   Government   Tax-Exempt   Intermediate Tax-Exempt
                                                            Bond   Select Bond/2/   Bond         Bond          Bond        Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                    0.65%       0.45%       0.45%        0.45%         0.70%       0.45%
Other Expenses                                              0.31        0.63        0.42         0.29          0.30        0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                    0.96%       1.08%       0.87%        0.74%         1.00%       0.80%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but have been restated to reflect the current investment advisory fee payable by the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund. Expenses do not reflect voluntary waivers of investment advisory fees by the adviser, administrative fees by Harris Trust and sub-administration fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                        Intermediate  Intermediate    Short/
                                                             High Yield  Government    Tax-Exempt  Intermediate Tax-Exempt
                                                    Bond     Select Bond    Bond          Bond         Bond        Bond
        -------------------------------------------------------------------------------------------------------------------
        Investment Advisory Fees                     0.32%       0.35%        0.14%         0.20%       0.32%       0.20%
        Other Expenses                               0.28        0.54         0.36          0.27        0.28        0.31
        Total Operating Expenses                     0.60%       0.89%        0.50%         0.47%       0.60%       0.51%
        -------------------------------------------------------------------------------------------------------------------

   /2/ The Select Fund's annual fund operating expenses consist of Select
       Fund expenses plus the Select Fund's share of expenses of High Yield Bond Fund. The expenses of High Yield Bond Fund are based on estimated amounts to be incurred during the current fiscal year.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                              Intermediate Intermediate     Short/
                                                                  High Yield   Government   Tax-Exempt   Intermediate  Tax-Exempt
                                                        Bond      Select Bond     Bond         Bond          Bond         Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                 $98         $110          $89          $76         $102           $82
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                              306          343          278          237          318           255
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                               531          595          482          411          552           444
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                              1,178        1,317        1,073          918        1,225           990
------------------------------------------------------------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

Why invest in money market funds?
--------------------------------------------------------------------------------

These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

What are the funds' investment parameters?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 29.
--------------------------------------------------------------------------------

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.79%
1996              5.24
1997              5.48
1998              5.43
1999              5.04
2000              6.24
2001              4.04
2002              1.65

BEST QUARTER: Q4 2000 1.61%     WORST QUARTER: Q4 2002 0.37%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (5/16/94)
----------------------------------------------------------------
GOVERNMENT
MONEY MARKET FUND              1.65%       4.47%       4.83%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.27%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Foreign securities risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.86%
1996              5.38
1997              5.66
1998              5.61
1999              5.29
2000              6.46
2001              4.21
2002              1.83

BEST QUARTER: Q4 2000 1.66%     WORST QUARTER: Q4 2002 0.41%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years    (1/5/94)
----------------------------------------------------------------
MONEY MARKET FUND              1.83%       4.67%       4.93%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.42%. For current yield information, please call 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Fund Objective
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Investment Approach
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the alternative minimum tax.

The Fund will invest primarily in high-quality municipal securities that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

Principal Risks
--------------------------------------------------------------------------------
(See Risk Considerations, page 29.)

o    Credit risk

o    Municipal market risk

o    Principal stability risk

Fund Performance
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              3.60%
1996              3.19
1997              3.47
1998              3.35
1999              3.07
2000              3.94
2001              2.70
2002              1.35

BEST QUARTER: Q4 2000 1.03% WORST QUARTER: Q4 2002 0.33%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ending 12/31/02)
================================================================
                                                      Life
                                                     of Fund
                              1 Year      5 Years    (1/5/94)
----------------------------------------------------------------
TAX-EXEMPT MONEY
MARKET FUND                    1.35%       2.88%       3.02%
================================================================

As of December 31, 2002, the seven-day yield for the Fund was 1.34%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.86%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


   PRINCIPAL                                                                       Government                    Tax-Exempt
   RISKS FOR ONE                                         Money                        Money                        Money
   OR MORE FUNDS                                      Market Fund                  Market Fund                   Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   Credit                                                  P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Securities                                      P
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                                                                                   P
------------------------------------------------------------------------------------------------------------------------------------
   Principal stability                                     P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                                            O                            O                             O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        None
EXCHANGE FEE                                                          None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Government                  Money                  Tax-Exempt
                                                                    Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.10%                    0. 10%                    0. 10%
Other Expenses1                                                         0.16                     0.13                      0.13
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/                                             0.26%                    0.23%                     0.23%
------------------------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:


                                                                     Government                   Money                 Tax-Exempt
                                                                    Money Market                 Market                Money Market
        ----------------------------------------------------------------------------------------------------------------------------
        Other Expenses                                                  0.10                      0.07                      0.12
        Total Operating Expenses                                        0.20%                     0.17%                     0.22%
        ----------------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

Expense Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                     Government                  Money                  Tax-Exempt
                                                                    Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                                 $27                      $24                       $24
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                               84                       74                        74
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                               146                      130                       130
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                                331                      293                       293
------------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds, except for the High Yield Select Bond Fund ("Select Fund"). Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser. HIM is the investment adviser for the High Yield Bond Fund. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

Advisory Fees
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAYABLE
(expressed as a percentage of average net assets)

Balanced Fund.....................................................0.60%
Core Equity Fund..................................................0.90
Emerging Markets Fund.............................................1.25
Equity Fund.......................................................0.70
Index Fund........................................................0.25
International Fund................................................1.05
Small-Cap Aggressive Growth Fund..................................0.75
Small-Cap Opportunity Fund........................................1.00
Small-Cap Value Fund..............................................0.80
Bond Fund.........................................................0.65
Intermediate Government Bond Fund.................................0.65
Intermediate Tax-Exempt Bond Fund.................................0.60
Short/Intermediate Bond Fund......................................0.70
Tax-Exempt Bond Fund..............................................0.60


Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

Because Select Fund invests all of its investable assets in the High Yield Bond Fund, it does not have an investment adviser and pays no direct advisory fee. The High Yield Bond Fund pays to HIM an investment advisory fee payable, before fee waivers, at an annual rate of 0.45%, based upon the average daily net assets of the Fund.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

Investment Sub-Adviser
--------------------------------------------------------------------------------

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2002, Hansberger managed approximately $3.0 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Portfolio Managers of the Harris Insight Equity Funds
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 33 years of experience in portfolio management.


CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 17 years of portfolio management, investment research and trust administration experience.


EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America and Associate
         Director, Developed Markets Research
     Stephen W. Ho, Senior Vice President, Research
     Robert Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 35 years of institutional investment management experience.


INDEX FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 12 years of portfolio management and investment research experience and was appointed manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.


INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the International Fund's portfolio team, which has managed the Fund since 1997. See information for the Emerging Markets Fund. The team includes:

     Ronald W. Holt, Managing Director, Research
     Francisco J. Alzuru, Managing Director, Latin America and Associate
          Director, Developed Markets Research
     Aureole Foong, Managing Director, Emerging Markets Research


SMALL-CAP AGGRESSIVE GROWTH FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as co-manager of the Fund since it commenced operations in 2001 and has 16 years of portfolio management and investment research experience. Mr. Kleinaitis is also manager of the Small-Cap Opportunity Fund.


JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.


SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as manager of the Fund since 1999. See information in the Small-Cap Aggressive Growth Fund.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund.

Portfolio Managers of the Harris Insight Fixed Income Funds
--------------------------------------------------------------------------------

BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 18 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 20 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.


HIGH YIELD SELECT BOND FUND

This Fund does not have an investment adviser. This Fund invests in the High Yield Bond Fund whose portfolio manager is:

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Lyons joined HIM in 1995. She has served as manager of the High Yield Bond Fund since 2003 and has 23 years of fixed income portfolio management and sales experience.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.


INTERMEDIATE TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 20 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Tax-Exempt Bond Fund.


SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.


TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.




Portfolio Managers of the Harris Insight Money Market Funds
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Funds are bought and sold at net asset value
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

How the Funds calculate NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

Non-Money Market Funds
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

Money Market Funds
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

Opening A new account
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Harris Insight Funds.

 BY MAIL
 Complete and sign an application for Institutional Shares.

 Make your check payable to the Harris Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: [Name of Fund]-- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust where retirement plan services are currently provided. At the discretion of Fund management, advisory client's accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

More about buying shares
--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

 The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

 New Year's Day                   Good Friday               Labor Day
 Martin Luther King, Jr. Day      Memorial Day              Thanksgiving Day
 Presidents' Day                  Independence Day          Christmas Day

 You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Accessing your money
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
 BY MAIL AND CHECK

 You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.,
   P.O. Box 9829,
   Providence, RI 02940-8029

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution of professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

Contingent Redemption Fee
--------------------------------------------------------------------------------

The Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund are intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Emerging Markets Fund, the International Fund, the Small-Cap Opportunity Fund and the Small-Cap Value Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares of these Funds that have been held for 90 days or less from the time of purchase.

The redemption fee will be paid to the applicable Fund to help offset brokerage and other Fund costs associated with redemptions. Each Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. The fee is waived on accounts managed by HIM or its affiliates. Fund management reserves the right to waive the redemption fee for specific transactions that are determined not to have a disruptive effect on the management of a Fund.

More about redemptions
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

Additional shareholder services and information
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds is the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

Under certain circumstances, the Funds may:

o    Further limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                               DECLARED AND PAID
---------------------------------------------------------------------------
   Balanced Fund                                      Quarterly
---------------------------------------------------------------------------
   Core Equity Fund                                   Annually
---------------------------------------------------------------------------
   Emerging Markets Fund                              Annually
---------------------------------------------------------------------------
   Equity Fund                                        Quarterly
---------------------------------------------------------------------------
   Index Fund                                         Quarterly
---------------------------------------------------------------------------
   International Fund                                 Annually
---------------------------------------------------------------------------
   Small-Cap Aggressive Growth Fund                   Annually
---------------------------------------------------------------------------
   Small-Cap Opportunity Fund                         Annually
---------------------------------------------------------------------------
   Small-Cap Value Fund                               Annually
---------------------------------------------------------------------------
   Bond Fund                                          Daily/Monthly
---------------------------------------------------------------------------
   High Yield Select Bond Fund                        Daily/Monthly
---------------------------------------------------------------------------
   Intermediate Government Bond Fund                  Daily/Monthly
---------------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund                  Daily/Monthly
---------------------------------------------------------------------------
   Short/Intermediate Bond Fund                       Daily/Monthly
---------------------------------------------------------------------------
   Tax-Exempt Bond Fund                               Daily/Monthly
---------------------------------------------------------------------------
   Government Money Market Fund                       Daily/Monthly
---------------------------------------------------------------------------
   Money Market Fund                                  Daily/Monthly
---------------------------------------------------------------------------
   Tax-Exempt Money Market Fund                       Daily/Monthly
---------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

Tax considerations
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Multiple classes
--------------------------------------------------------------------------------

Each of the Small-Cap Aggressive Growth Fund and High Yield Bond Fund offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Service Shares and Exchange Shares are each offered by separate prospectus. A Shares, N Shares and B Shares are offered by a combined separate prospectus. Shares of each of the Equity Income Fund and High Yield Bond Fund are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The High Yield Select Bond Fund ("Select Fund") is a "feeder" fund in a master fund/feeder fund structure in which Select Fund, instead of investing all of its assets directly in a portfolio of securities, pursues its investment objective by investing all of its investable assets in the High Yield Bond Fund, which has the same investment objective and substantially the same investment restrictions as Select Fund. Other investors may also invest in the High Yield Bond Fund. The High Yield Bond Fund is offered by a separate prospectus.

Select Fund indirectly bears its proportionate share of the High Yield Bond Fund's expenses. Select Fund sets its own transaction minimums, fund-specific expenses and conditions. The investment performance of Select Fund depends on the investment performance of the High Yield Bond Fund.

If Select Fund, as an investor in the High Yield Bond Fund, is requested to vote on any matter pertaining to the High Yield Bond Fund, Select Fund will solicit proxies from its shareholders and vote its interest in the High Yield Bond Fund for and against such matters proportionately to the instructions to vote for and against such matters received from Select Fund shareholders. Select Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Select Fund shareholders will receive a majority of votes cast by all investors in the High Yield Bond Fund. If other investors hold a majority interest in the High Yield Bond Fund, they could have voting control over the High Yield Bond Fund.

The Board of Trustees retains the right to withdraw the assets of Select Fund from the High Yield Bond Fund if the Board believes doing so is in the best interests of Select Fund and its shareholders. If the Board withdraws assets of Select Fund, the Board would consider how the Fund should invest or what other action should be taken.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o    When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

EMERGING MARKETS COUNTRY

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

REPURCHASE AGREEMENTS

A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

                       This page left blank intentionally

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended
    December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.

These financial highlights should be read with the financial statements.


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
12/31/02                     $13.01    $ 0.310        $(1.470)      $(0.310)      $    --        $ --
12/31/01                      13.27      0.362         (0.216)       (0.364)       (0.042)         --
12/31/00                      12.38      0.389          1.115        (0.391)       (0.223)         --
12/31/99                      14.44      0.444         (0.668)       (0.435)       (1.401)         --
12/31/98                      14.93      0.492          0.753        (0.494)       (1.241)         --

-----------------
CORE EQUITY FUND
-----------------
INSTITUTIONAL SHARES
12/31/02                     $20.96    $ 0.053        $(4.953)      $(0.052)      $(0.278)       $ --
12/31/01                      24.84      0.031         (3.031)       (0.025)       (0.855)         --
12/31/00                      29.14     (1.903)        (0.310)           --        (2.087)         --
12/31/99                      26.25     (0.042)         4.319            --        (1.387)         --
12/31/98                      22.67      0.012          5.583        (0.009)       (2.006)         --

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
12/31/02                     $ 6.80    $ 0.019        $(0.148)      $(0.015)        $  --      $0.004(4)
12/31/01                       6.88      0.043         (0.085)       (0.038)           --          --
12/31/00                       9.64      0.033         (2.786)       (0.007)           --          --
12/31/99                       5.87     (0.004)         3.790        (0.016)           --          --
12/31/98                       8.55      0.023         (2.688)       (0.015)           --          --

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
12/31/02                     $11.43     $0.056        $(2.449)      $(0.057)        $  --        $ --
12/31/01                      12.55      0.062         (0.426)       (0.062)       (0.694)         --
12/31/00                      14.63      0.049          1.113        (0.047)       (3.195)         --
12/31/99                      17.03      0.049         (0.339)       (0.050)       (2.060)         --
12/31/98                      17.59      0.116          2.224        (0.114)       (2.786)         --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
12/31/02                     $23.91     $0.244        $(5.501)      $(0.243)      $(0.350)       $ --
12/31/01                      28.39      0.241         (3.742)       (0.242)       (0.737)         --
12/31/00                      33.21      0.274         (3.337)       (0.270)       (1.487)         --
12/31/99                      28.35      0.307          5.420        (0.305)       (0.562)         --
12/31/98                      23.51      0.304          6.247        (0.303)       (1.408)         --

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
12/31/02                     $11.54    $ 0.092        $(1.808)      $(0.068)        $  --      $0.054(4)
12/31/01                      14.36      0.055         (2.825)       (0.050)           --          --
12/31/00                      15.89      0.120         (1.606)       (0.044)           --          --
12/31/99                      12.55      0.117          3.309        (0.086)           --          --
12/31/98                      13.33      0.166         (0.787)       (0.159)           --          --



                                NET                    NET                      RATIO OF EXPENSES
                               ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                               VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                              END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                              PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
12/31/02                     $11.54       (9.02)%    $ 47,015          0.88%             1.12%            2.50%          69.89%
12/31/01                      13.01        1.21        52,552          0.88              1.10             2.77           65.21
12/31/00                      13.27       12.31        56,197          0.88              1.14             2.99          141.47
12/31/99                      12.38       (1.30)       21,871          0.88              1.05             2.84           67.77
12/31/98                      14.44        8.61        56,027          0.88              0.98             3.16           70.93

-----------------
CORE EQUITY FUND
-----------------
INSTITUTIONAL SHARES
12/31/02                     $15.73      (23.54)%    $ 98,487          1.10%             1.24%            0.27%          67.66%
12/31/01                      20.96      (12.31)      150,175          1.10              1.21             0.14           41.63
12/31/00                      24.84       (7.67)      166,310          1.10              1.16            (0.22)          43.74
12/31/99                      29.14       16.56       182,283          1.10              1.14            (0.16)          35.11
12/31/98                      26.25       25.03       144,759          1.10              1.11             0.05           34.96

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
12/31/02                     $ 6.66       (1.84)%    $ 96,652          1.66%             1.71%            0.41%          34.20%
12/31/01                       6.80       (0.60)       40,063          1.74              1.89             0.78           26.93
12/31/00                       6.88      (28.55)       32,313          1.67              1.71             0.37           78.65
12/31/99                       9.64       64.53        38,155          1.70              1.76            (0.17)          53.69
12/31/98                       5.87      (31.16)       19,072          1.75              2.08             1.06           34.55

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
12/31/02                     $ 8.98      (20.99)%    $238,301          0.95%             0.97%            0.53%          61.83%
12/31/01                      11.43       (3.00)      313,186          0.94              0.95             0.51           77.79
12/31/00                      12.55        8.48       346,111          0.93              0.93             0.31           68.09
12/31/99                      14.63       (1.57)      579,754          0.90              0.91             0.29           65.13
12/31/98                      17.03       13.80       841,119          0.89              0.89             0.64           76.92

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
12/31/02                     $18.06      (22.21)%    $354,499          0.45%             0.53%            1.18%           6.42%
12/31/01                      23.91      (12.30)      432,923          0.45              0.50             0.93            4.26
12/31/00                      28.39       (9.33)      532,044          0.45              0.47             0.85            8.39
12/31/99                      33.21       20.40       549,696          0.45              0.46             1.04            2.17
12/31/98                      28.35       28.22       362,568          0.45              0.46             1.16            5.59

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
12/31/02                     $ 9.81      (14.41)%    $141,034          1.40%             1.43%            0.85%          22.38%
12/31/01                      11.54      (19.29)      177,337          1.36              1.37             0.75           38.32
12/31/00                      14.36       (9.34)      254,642          1.35              1.36             0.82           76.86
12/31/99                      15.89       27.33       272,886          1.35              1.35             0.86           48.49
12/31/98                      12.55       (4.64)      194,447          1.33              1.33             1.64           45.82






44-45 spread


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
12/31/02                     $ 9.68    $(0.032)       $(1.968)        $  --          $ --        $ --
01/09/01(3) to 12/31/01       10.00     (0.014)        (0.306)           --            --          --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
12/31/02                     $17.70    $(0.086)       $(2.496)        $  --           $--      $0.002 (4)
12/31/01                      19.88     (0.119)        (1.792)           --        (0.269)         --
12/31/00                      24.17     (0.145)         1.528            --        (5.673)         --
12/31/99                      17.85     (0.039)         7.124            --        (0.765)         --
12/31/98                      17.71     (0.047)         0.258            --        (0.071)         --

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
12/31/02                     $36.88     $0.154        $(4.814)      $(0.131)      $(0.306)     $0.007 (4)
12/31/01                      37.35      0.117          1.931        (0.117)       (2.401)         --
12/31/00                      30.29      0.031          9.854        (0.030)       (2.795)         --
12/31/99                      30.69      0.124          0.015        (0.122)       (0.417)         --
12/31/98                      33.02      0.132         (1.312)       (0.139)       (1.011)         --

---------
BOND FUND
---------
INSTITUTIONAL SHARES
12/31/02                     $10.25     $0.582        $ 0.130       $(0.582)       $   --        $ --
12/31/01                      10.06      0.631          0.190        (0.631)           --          --
12/31/00                       9.49      0.623          0.570        (0.623)           --          --
12/31/99                      10.20      0.611         (0.702)       (0.611)       (0.008)         --
12/31/98                      10.20      0.604          0.103        (0.604)       (0.103)         --

-----------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND (PRIOR TO 1/2/03 THE CONVERTIBLE SECURITIES FUND)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES
12/31/02                     $19.47     $0.737        $(3.055)      $(0.662)       $   --        $ --
12/31/01                      24.27      0.756         (4.466)       (0.756)       (0.334)         --
12/31/00                      30.55      0.923         (2.851)       (0.922)       (3.430)         --
12/31/99                      24.14      0.983          6.544        (0.978)       (0.139)         --
12/31/98                      28.52      1.130         (1.647)       (1.141)       (2.722)         --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
12/31/02                     $16.79     $0.870        $ 0.840       $(0.870)       $   --        $ --
12/31/01                      16.55      1.005          0.240        (1.005)           --          --
12/31/00                      15.56      0.986          0.990        (0.986)           --          --
12/31/99                      16.61      0.916         (1.050)       (0.916)           --          --
12/31/98                      16.54      0.967          0.231        (0.967)       (0.161)         --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
12/31/02                     $10.91     $0.481        $ 0.570       $(0.481)       $   --        $ --
12/31/01                      10.82      0.506          0.090        (0.506)           --          --
12/31/00                      10.22      0.513          0.600        (0.513)           --          --
12/31/99                      10.70      0.423         (0.467)       (0.423)       (0.013)         --
12/31/98                      10.75      0.417          0.103        (0.417)       (0.153)         --






                                 NET                    NET                      RATIO OF EXPENSES
                                ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                                VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                               END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                               PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
12/31/02                      $ 7.68      (20.66)%     $ 7,278          1.00%             1.36%           (0.38)%        107.48%
01/09/01(3) to 12/31/01         9.68       (3.20)(2)    7,854           1.00(1)           2.53(1)         (0.15)(1)       59.94(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
12/31/02                      $15.12      (14.58)%    $323,683          1.20%             1.27%           (0.51)%         76.97%
12/31/01                       17.70       (9.65)      411,368          1.20              1.25            (0.67)          85.04
12/31/00                       19.88        6.75       465,215          1.20              1.22            (0.70)          86.88
12/31/99                       24.17       40.14       432,071          1.20              1.21            (0.50)          59.99
12/31/98                       17.85        1.16       296,719          1.20              1.21            (0.28)          51.49

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
12/31/02                      $31.79      (12.76)%    $216,922          0.99%             1.09%            0.43%         134.99%
12/31/01                       36.88        5.57       248,031          0.99              1.08             0.36           80.85
12/31/00                       37.35       34.45       149,791          0.99              1.08             0.10           80.97
12/31/99                       30.29        0.49       115,544          0.99              1.04             0.37           70.84
12/31/98                       30.69       (3.93)      143,525          0.99              1.05             0.56           76.44

---------
BOND FUND
---------
INSTITUTIONAL SHARES
12/31/02                      $10.38        7.18%     $216,106          0.60%             0.96%            5.69%          65.39%
12/31/01                       10.25        8.32       218,944          0.60              0.92             6.15           84.37
12/31/00                       10.06       13.06       210,902          0.60              0.93             6.48           94.61
12/31/99                        9.49       (0.91)      157,587          0.60              0.90             6.20           92.79
12/31/98                       10.20        7.12       183,831          0.60              0.88             5.89           64.93

-----------------------------------------------------------------------------
HIGH YIELD SELECT BOND FUND (PRIOR TO 1/2/03 THE CONVERTIBLE SECURITIES FUND)
-----------------------------------------------------------------------------
INSTITUTIONAL SHARES
12/31/02                      $16.49      (11.89)%    $ 10,999          0.92%             1.33%            3.57%          24.98%
12/31/01                       19.47      (15.35)       31,427          0.92              1.17             3.52           33.53
12/31/00                       24.27       (6.48)       45,557          0.92              1.09             3.02           52.40
12/31/99                       30.55       32.07        52,100          0.92              1.01             3.73           20.14
12/31/98                       24.14       (1.80)       49,396          0.92              1.01             4.05           48.73

-----------------------------
INTERMEDIATE GOVERNMENT BOND
-----------------------------
INSTITUTIONAL SHARES
12/31/02                      $17.63       10.39%     $ 75,573          0.50%             1.07%            5.05%          61.56%
12/31/01                       16.79        7.74        61,383          0.50              1.08             5.98           52.17
12/31/00                       16.55       13.18        62,969          0.50              0.99             6.22           26.42
12/31/99                       15.56       (0.80)       94,360          0.50              0.93             5.72           76.50
12/31/98                       16.61        7.45       103,162          0.50              0.91             5.82           99.63

-----------------------------
INTERMEDIATE TAX-EXEMPT BOND
-----------------------------
INSTITUTIONAL SHARES
12/31/02                      $11.48        9.82%     $246,217          0.27%             0.89%            4.29%          61.27%
12/31/01                       10.91        5.58       218,956          0.25              0.86             4.60          100.00
12/31/00                       10.82       11.21       196,980          0.23              0.83             4.95          200.55
12/31/99                       10.22       (0.43)      177,813          0.69              0.82             4.03          191.27
12/31/98                       10.70        4.94       226,087          0.80              0.80             3.87           90.92









46-47 spread


                               NET                      NET
                              ASSET                REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS  REDEMPTION
                              VALUE       NET       UNREALIZED      FROM NET      FROM NET    FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)    INVESTMENT     REALIZED       PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS     INCOME         GAINS        CAPITAL
===========================================================================================================
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                     $10.31     $0.549        $ 0.090       $(0.549)       $   --        $ --
12/31/01                      10.12      0.592          0.190        (0.592)           --          --
12/31/00                       9.77      0.628          0.350        (0.628)           --          --
12/31/99                      10.30      0.595         (0.515)       (0.595)       (0.015)         --
12/31/98                      10.21      0.603          0.096        (0.603)       (0.006)         --

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
12/31/02                     $10.54     $0.527        $ 0.650       $(0.527)       $   --        $ --
12/31/01                      10.45      0.528          0.090        (0.528)           --          --
12/31/00                       9.63      0.525          0.820        (0.525)           --          --
12/31/99                      10.39      0.449         (0.760)       (0.449)           --          --
12/31/98                      10.52      0.444          0.059        (0.444)       (0.189)         --



                                 NET                    NET                      RATIO OF EXPENSES
                                ASSET                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                                VALUE                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME  PORTFOLIO
                               END OF       TOTAL     PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET    TURNOVER
                               PERIOD      RETURN      (000)         ASSETS          WAIVERS)            ASSETS          RATE
================================================================================================================================
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                      $10.40        6.40%   $  237,566          0.60%             1.00%            5.35%          66.14%
12/31/01                       10.31        7.86       230,499          0.60              0.96             5.73           56.36
12/31/00                       10.12       10.40       227,766          0.60              0.93             6.39           77.42
12/31/99                        9.77        0.81       297,977          0.60              0.92             5.93           72.86
12/31/98                       10.30        7.01       337,015          0.60              0.90             5.85           66.06

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
12/31/02                      $11.19       11.42%   $  106,975          0.31%             0.95%            4.84%          86.76%
12/31/01                       10.54        6.02       105,448          0.27              0.91             4.99          168.31
12/31/00                       10.45       14.41       110,321          0.25              0.85             5.31          164.85
12/31/99                        9.63       (3.07)      126,027          0.70              0.83             4.44          225.82
12/31/98                       10.39        4.88       169,060          0.79              0.80             4.22           87.61




48-49 spread


                             NET                               NET                              NET
                            ASSET                         REALIZED AND       DISTRIBUTIONS     ASSET
                            VALUE            NET           UNREALIZED          FROM NET        VALUE
                          BEGINNING      INVESTMENT        GAIN/(LOSS)        INVESTMENT      END OF
                          OF PERIOD        INCOME        ON INVESTMENTS         INCOME        PERIOD
=======================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.016            $ --             $(0.016)    $ 1.00
12/31/01                       1.00           0.040              --              (0.040)      1.00
12/31/00                       1.00           0.061              --              (0.061)      1.00
12/31/99                       1.00           0.049              --              (0.049)      1.00
12/31/98                       1.00           0.053              --              (0.053)      1.00

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.018            $ --             $(0.018)    $ 1.00
12/31/01                       1.00           0.041              --              (0.041)      1.00
12/31/00                       1.00           0.063              --              (0.063)      1.00
12/31/99                       1.00           0.052              --              (0.052)      1.00
12/31/98                       1.00           0.055              --              (0.055)      1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                     $ 1.00          $0.013            $ --             $(0.013)    $ 1.00
12/31/01                       1.00           0.027              --              (0.027)      1.00
12/31/00                       1.00           0.039              --              (0.039)      1.00
12/31/99                       1.00           0.030              --              (0.030)      1.00
12/31/98                       1.00           0.033              --              (0.033)      1.00




                                                NET                                  RATIO OF EXPENSES
                                              ASSETS              RATIO OF              TO AVERAGE            RATIO OF NET
                                              END OF             EXPENSES TO            NET ASSETS          INVESTMENT INCOME
                            TOTAL             PERIOD             AVERAGE NET            (EXCLUDING           TO AVERAGE NET
                           RETURN              (000)               ASSETS                WAIVERS)                ASSETS
===============================================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                      1.65%         $  261,492                 0.20%                  0.26%                 1.62%
12/31/01                      4.04             249,444                 0.20                   0.25                  4.01
12/31/00                      6.24             314,497                 0.20                   0.25                  6.11
12/31/99                      5.04             210,521                 0.20                   0.24                  4.93
12/31/98                      5.43             162,285                 0.19                   0.24                  5.27

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
12/31/02                      1.83%         $4,909,006                 0.17%                  0.23%                 1.79%
12/31/01                      4.21           2,237,567                 0.19                   0.23                  4.16
12/31/00                      6.46           2,066,227                 0.18                   0.23                  6.26
12/31/99                      5.29           2,084,723                 0.19                   0.24                  5.20
12/31/98                      5.61           1,391,856                 0.19                   0.24                  5.46

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
12/31/02                      1.35%         $  815,171                 0.22%                  0.23%                 1.34%
12/31/01                      2.70             788,162                 0.23                   0.23                  2.62
12/31/00                      3.94             830,879                 0.24                   0.24                  3.88
12/31/99                      3.07             515,987                 0.23                   0.23                  3.01
12/31/98                      3.35             606,754                 0.23                   0.23                  3.30



(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.




50-51 spread

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

                       This page left blank intentionally

For more information
--------------------------------------------------------------------------------

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1100 5/03

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                    N SHARES

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Tax-Exempt Money Market Fund

                                Money Market Fund

                          Government Money Market Fund



    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
             PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

{BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                INTRODUCTION TO MONEY MARKET FUNDS      PAGE 2
                 HARRIS INSIGHT MONEY MARKET FUNDS
                      Tax-Exempt Money Market Fund           4
                                 Money Market Fund           6
                      Government Money Market Fund           8
                               Risk Considerations          10
                                 Fees and Expenses          12

                                INVESTMENT ADVISER          14

                                PORTFOLIO MANAGERS          15

                            PRICING OF FUND SHARES          15

                              SHAREHOLDER SERVICES          16

                  DIVIDENDS AND TAX CONSIDERATIONS          23

                         DISTRIBUTION ARRANGEMENTS          24

                 MASTER FUND/FEEDER FUND STRUCTURE          24

                              FINANCIAL HIGHLIGHTS          26

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES and REPURCHASE AGREEMENTS.


WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek--

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

o    Checkwriting privileges permitting access to your money at any time

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to--

o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
  TERMS TO KNOW

  COMMERCIAL PAPER
  Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

  ASSET-BACKED SECURITIES
  Securities collateralized by credit card loans or other accounts receivable.

  REPURCHASE AGREEMENTS
  A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

  DOLLAR-WEIGHTED AVERAGE MATURITY
  An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

      Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

      The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

      Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o  Credit risk

o  Municipal market risk

o  Principal stability risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              1.99%
1994              2.30
1995              3.31
1996              2.94
1997              3.17
1998              3.02
1999              2.75
2000              3.58
2001              2.34
2002              0.99

Best Quarter:          Q4 2000            0.94%
------------------------------------------------
Worst Quarter:         Q4 2002            0.24%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)
                        1 Year   5 Years  10 Years
---------------------------------------------------
Tax-Exempt Money
Market Fund              0.99%    2.53%   2.64%

As of December 31, 2002, the seven-day yield for the Fund was 0.99%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.38%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o   Credit risk

o   Foreign securities risk

o   Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 4.

COMMERCIAL PAPER
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              2.69%
1994              3.79
1995              5.58
1996              5.11
1997              5.35
1998              5.25
1999              4.92
2000              6.09
2001              3.85
2002              1.48

Best Quarter:          Q4 2000            1.57%
------------------------------------------------
Worst Quarter:         Q4 2002            0.32%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)
                        1 Year   5 Years  10 Years
---------------------------------------------------
Money Market Fund        1.48%    4.31%   4.40%


As of December 31, 2002, the seven-day yield for the Fund was 1.07%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o   Credit risk

o   Principal stability risk


TERMS TO KNOW

REPURCHASE AGREEMENTS
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1993              2.62
1994              3.72
1995              5.51
1996              5.00
1997              5.17
1998              5.08
1999              4.67
2000              5.87
2001              3.68
2002              1.30

Best Quarter:          Q4 2000            1.52%
------------------------------------------------
Worst Quarter:         Q4 2002            0.28%



AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)
                        1 Year   5 Years  10 Years
---------------------------------------------------
Government
Money Market Fund        1.30%    4.11%   4.25%


As of December 31, 2002, the seven-day yield for the Fund was 0.92%. For current yield information, please call 800.982.8782.

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


           PRINCIPAL RISKS FOR                  Tax-Exempt                               Government Money
             ONE OR MORE FUNDS               Money Market Fund       Money Market Fund      Market Fund
----------------------------------------------------------------------------------------------------------
  Credit                                             P                       P                   P
----------------------------------------------------------------------------------------------------------
  Foreign Securities                                                         P
----------------------------------------------------------------------------------------------------------
  Municipal market                                   P
----------------------------------------------------------------------------------------------------------
  Principal stability                                P                       P                   P
----------------------------------------------------------------------------------------------------------
  OTHER RISKS
----------------------------------------------------------------------------------------------------------
  Counterparty                                       O                       O                   O
----------------------------------------------------------------------------------------------------------



All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS            None
REDEMPTION FEE                                                         None
EXCHANGE FEE                                                           None
================================================================================

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average net assets)

===================================================================================================================
                                              Tax-Exempt                Money                Government
                                             Money Market              Market               Money Market
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                           0.10%                  0.10%                   0.10%
Rule 12b-1 Fees                                    0.10                   0.10                    0.10
Shareholder Servicing Fees                         0.25                   0.25                    0.25
Other Expenses/1/                                  0.13                   0.13                    0.16
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/                        0.58%                  0.58%                   0.61%
-------------------------------------------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust and Savings Bank (Harris Trust). (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2002 were:


                                                  Tax-Exempt                Money                Government
                                                 Money Market              Market               Money Market
        -------------------------------------------------------------------------------------------------------
        Other Expenses                                 0.12                   0.07                    0.10
        Total Operating Expenses                       0.57%                  0.52%                   0.55%
        -------------------------------------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

=========================================================================================================
                                              Tax-Exempt                Money                Government
                                             Money Market              Market               Money Market
---------------------------------------------------------------------------------------------------------
One Year                                          $59                    $59                     $62
---------------------------------------------------------------------------------------------------------
Three Years                                       186                    186                     195
---------------------------------------------------------------------------------------------------------
Five Years                                        324                    324                     340
---------------------------------------------------------------------------------------------------------
Ten Years                                         726                    726                     762
---------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------
Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.


                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAVfor the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
  BY MAIL

  Complete and sign an application for N Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds 85-5093-2950
    Re: [Name of Fund]--N Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

  The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

CHOOSE YOUR INVESTMENT AMOUNT

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                         MINIMUM PER FUND

To open a regular account.........................................$1,000
To open a retirement account........................................$250
To open an account using the Automatic Investment Plan...............$50
To add to an existing account........................................$50


MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

--------------------------------------------------------------------------------
New Year's Day                      Good Friday            Labor Day
Martin Luther King, Jr. Day         Memorial Day           Thanksgiving Day
Presidents' Day                     Independence Day       Christmas Day
--------------------------------------------------------------------------------

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

  BY MAIL AND CHECK

  You may sell shares by writing the Funds at:
    Harris Insight Funds
    c/o PFPC Inc.
    P.O. Box 9829
    Providence, RI 02940-8029

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSEis restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends, and

o your shares of the Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is--

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING

Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You can exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds is the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not be detrimental to the management of a Fund.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, including shares acquired by reinvestment of dividends on the exchanged A Shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are offered by a combined separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

--------------------------------------------------------------------------------
TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. B Shares, Service Shares, Exchange Shares and Institutional Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                       This page intentionally left blank

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended
          December 31, 2001, this information has been derived from the financial information audited by other independent accountants.

These financial highlights should be read with the financial statements.



                                                               TAX-EXEMPT MONEY
                                                                  MARKET FUND
-------------------------------------------------------------------------------------------------------
                                         12/31/02     12/31/01      12/31/00    12/31/99     12/31/98

  Net Asset Value, Beginning of Period     $1.00        $1.00         $1.00       $1.00        $1.00
                                           -----        -----         -----       -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                    0.010        0.023         0.035       0.027        0.030
  Net Realized and Unrealized
     Gain/(Loss) on Investments               --           --            --          --           --
                                           -----        -----         -----       -----        -----
  Total from Investment Operations         0.010        0.023         0.035       0.027        0.030
                                           -----        -----         -----       -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                   (0.010)      (0.023)       (0.035)     (0.027)      (0.030)
  Capital Contribution                        --           --            --          --           --
                                           -----        -----         -----       -----        -----
  Total Distributions                     (0.010)      (0.023)       (0.035)     (0.027)      (0.030)
                                           -----        -----         -----       -----        -----
  Net Asset Value, End of Period           $1.00        $1.00         $1.00       $1.00        $1.00
                                           =====        =====         =====       =====        =====
  TOTAL RETURN                             0.99%        2.34%         3.58%       2.75%        3.02%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)       210,678      230,533       237,521     240,132      204,114
  Ratio of Expenses to Average             0.57%        0.58%         0.58%       0.55%        0.55%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)            0.58%        0.58%         0.59%       0.58%        0.58%
  Ratio of Net Investment Income to
     Average Net Assets                    0.99%        2.35%         3.54%       2.71%        2.99%




                                                                MONEY MARKET
                                                                    FUND
---------------------------------------------------------------------------------------------------------
                                           12/31/02    12/31/01      12/31/00     12/31/99     12/31/98

  Net Asset Value, Beginning of Period       $1.00       $1.00         $1.00        $1.00        $1.00
                                             -----       -----         -----        -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                      0.015       0.038         0.059        0.048        0.051
  Net Realized and Unrealized
     Gain/(Loss) on Investments                 --          --            --           --           --
                                             -----       -----         -----        -----        -----
  Total from Investment Operations           0.015       0.038         0.059        0.048        0.051
                                             -----       -----         -----        -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                     (0.015)     (0.038)       (0.059)      (0.048)      (0.051)
  Capital Contribution                          --          --            --           --           --
                                             -----       -----         -----        -----        -----
  Total Distributions                       (0.015)     (0.038)       (0.059)      (0.048)      (0.051)
                                             -----       -----         -----        -----        -----
  Net Asset Value, End of Period             $1.00       $1.00         $1.00        $1.00        $1.00
                                             =====       =====         =====        =====        =====
  TOTAL RETURN                               1.48%       3.85%         6.09%        4.92%        5.25%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)       1,297,318   1,542,392     1,293,794    1,053,228      877,527
  Ratio of Expenses to Average               0.52%       0.54%         0.53%        0.54%        0.53%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)              0.58%       0.58%         0.58%        0.59%        0.59%
  Ratio of Net Investment Income to
     Average Net Assets                      1.44%       3.81%         5.91%        4.85%        5.12%




                                                              GOVERNMENT MONEY
                                                                 MARKET FUND
-------------------------------------------------------------------------------------------------------
                                         12/31/02      12/31/01     12/31/00     12/31/99   12/31/98

  Net Asset Value, Beginning of Period     $1.00         $1.00        $1.00        $1.00      $1.00
                                           -----         -----        -----        -----      -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                    0.013         0.036        0.057        0.046      0.050
  Net Realized and Unrealized
     Gain/(Loss) on Investments               --            --           --           --         --
                                           -----         -----        -----        -----      -----
  Total from Investment Operations         0.013         0.036        0.057        0.046      0.050
                                           -----         -----        -----        -----      -----
  LESS DISTRIBUTIONS:
  Net Investment Income                   (0.013)       (0.036)      (0.057)      (0.046)    (0.050)
  Capital Contribution                        --            --           --           --         --
                                           -----         -----        -----        -----      -----
  Total Distributions                     (0.013)       (0.036)      (0.057)      (0.046)    (0.050)
                                           -----         -----        -----        -----      -----
  Net Asset Value, End of Period           $1.00         $1.00        $1.00        $1.00      $1.00
                                           =====         =====        =====        =====      =====
  TOTAL RETURN                             1.30%         3.68%        5.87%        4.67%      5.08%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)       302,126       282,782      333,934      289,651    248,595
  Ratio of Expenses to Average             0.55%         0.55%        0.55%        0.55%      0.54%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)            0.61%         0.60%        0.60%        0.59%      0.59%
  Ratio of Net Investment Income to
     Average Net Assets                    1.27%         3.62%        5.72%        4.58%      4.96%




26-27 spread

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

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

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL

Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET

Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1203 5/03

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                              Institutional Shares

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Tax-Exempt Money Market Fund

                                Money Market Fund

                          Government Money Market Fund

    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS
      NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER
           THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

{BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            INTRODUCTION TO MONEY MARKET FUNDS       PAGE 2
             HARRIS INSIGHT MONEY MARKET FUNDS
                  Tax-Exempt Money Market Fund            4
                             Money Market Fund            6
                  Government Money Market Fund            8
                           Risk Considerations           10
                             Fees and Expenses           12

                            INVESTMENT ADVISER           14

                            PORTFOLIO MANAGERS           15

                        PRICING OF FUND SHARES           16

                          SHAREHOLDER SERVICES           16

              DIVIDENDS AND TAX CONSIDERATIONS           23

                     DISTRIBUTION ARRANGEMENTS           24

             MASTER FUND/FEEDER FUND STRUCTURE           24

                          FINANCIAL HIGHLIGHTS           26

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES and REPURCHASE AGREEMENTS.


WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

o Checkwriting privileges (for the Money Market Fund) permitting access to your money at any time.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to--

o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days


--------------------------------------------------------------------------------
 TERMS TO KNOW

 COMMERCIAL PAPER
 Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

 ASSET-BACKED SECURITIES
 Securities collateralized by credit card loans or other accounts receivable.

 REPURCHASE AGREEMENTS
 A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

 DOLLAR-WEIGHTED AVERAGE MATURITY
 An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

      Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

      The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

      Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o   Credit risk

o   Municipal market risk

o   Principal stability risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              3.60%
1996              3.19
1997              3.47
1998              3.35
1999              3.07
2000              3.94
2001              2.70
2002              1.35

Best Quarter:     Q4 2000       1.03%
--------------------------------------
Worst Quarter:    Q4 2002       0.33%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)

               1       5    Life of Fund
             Year    Years    (1/5/94)
----------------------------------------
Tax-Exempt
Money Market
Fund           1.35%   2.88%    3.02%


As of December 31, 2002, the seven-day yield for the Fund was 1.34%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.86%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o   Credit risk

o   Foreign securities risk

o   Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 4.

COMMERCIAL PAPER
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.86%
1996              5.38
1997              5.66
1998              5.61
1999              5.29
2000              6.46
2001              4.21
2002              1.83

Best Quarter:     Q4 2000       1.66%
--------------------------------------
Worst Quarter:    Q4 2002       0.41%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)

               1       5    Life of Fund
             Year    Years    (1/5/94)
----------------------------------------
Money
Market
Fund           1.83%   4.67%    4.93%


As of December 31, 2002, the seven-day yield for the Fund was 1.42%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o  Credit risk

o  Principal stability risk


TERMS TO KNOW

REPURCHASE AGREEMENTS
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995              5.79%
1996              5.24
1997              5.48
1998              5.43
1999              5.04
2000              6.24
2001              4.04
2002              1.65

Best Quarter:     Q4 2000       1.61%
--------------------------------------
Worst Quarter:    Q4 2002       0.37%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)

               1       5    Life of Fund
             Year    Years    (1/5/94)
-----------------------------------------
Government
Money Market
Fund           1.65%   4.47%    4.83%


As of December 31, 2002, the seven-day yield for the Fund was 1.27%. For current yield information, please call 800.982.8782.

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


      PRINCIPAL RISKS FOR          Tax-Exempt                              Government Money
        ONE OR MORE FUNDS       Money Market Fund     Money Market Fund       Market Fund
----------------------------------------------------------------------------------------------
  Credit                                P                     P                    P
----------------------------------------------------------------------------------------------
  Foreign Securities                                          P
----------------------------------------------------------------------------------------------
  Municipal market                      P
----------------------------------------------------------------------------------------------
  Principal stability                   P                     P                    P
----------------------------------------------------------------------------------------------
  OTHER RISKS
----------------------------------------------------------------------------------------------
  Counterparty                          O                     O                    O
----------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o  The investment objective

o  The Fund's ability to achieve its objective

o  The markets in which the Fund invests

o  The investments the Fund makes in those markets

o  Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None
REDEMPTION FEE                                                       None
EXCHANGE FEE                                                         None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

================================================================================
                            Tax-Exempt             Money           Government
                           Money Market           Market          Money Market
--------------------------------------------------------------------------------
Investment
Advisory Fees                 0.10%               0.10%              0.10%
Other Expenses1               0.13                0.13               0.16
--------------------------------------------------------------------------------
Total Operating
Expenses/1/                   0.23%               0.23%              0.26%
--------------------------------------------------------------------------------

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust and Savings Bank (Harris Trust). (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2002 were:

                                 Tax-Exempt        Money        Government
                                 Money Market      Market       Money Market
        --------------------------------------------------------------------
        Other Expenses              0.12           0.07            0.10
        Total Operating Expenses    0.22%          0.17%           0.20%
        --------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

==============================================================================
                             Tax-Exempt           Money         Government
                            Money Market         Market        Money Market
------------------------------------------------------------------------------
One Year                         $24              $24               $27
------------------------------------------------------------------------------
Three Years                       74               74                84
------------------------------------------------------------------------------
Five Years                       130              130               146
------------------------------------------------------------------------------
Ten Years                        293              293               331
------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.


                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o  Fiduciary and discretionary accounts of institutions

o  Financial institutions, such as banks, savings institutions and credit unions

o  Pension and profit sharing and employee benefit plans and trusts

o  Insurance companies

o  Investment companies

o  Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
  BY MAIL

  Complete and sign an application for Institutional Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds, 85-5093-2950
    Re: [Name of Fund]--Institutional Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

  The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate your investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
  The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

--------------------------------------------------------------------------------
  New Year's Day                 Good Friday                Labor Day
  Martin Luther King, Jr. Day    Memorial Day               Thanksgiving Day
  Presidents' Day                Independence Day           Christmas Day
--------------------------------------------------------------------------------

  You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

  BY MAIL AND CHECK

  You may sell shares by writing the Funds at:
    Harris Insight Funds
    c/o PFPC Inc.
    P.O. Box 9829
    Providence, RI 02940-8029

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is--

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds is the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money-market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

Under certain circumstances, the Funds may:

o    Further limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

--------------------------------------------------------------------------------
TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Exchange Shares, Service Shares and Institutional Shares. N Shares, B Shares, Exchange Shares and Service Shares are offered by separate prospectuses.



                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                       This page intentionally left blank

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.

These financial highlights should be read with the financial statements.


                                                      TAX-EXEMPT MONEY
                                                         MARKET FUND
=======================================================================================

                                     12/31/02  12/31/01   12/31/00  12/31/99  12/31/98

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                  0.013     0.027      0.039     0.030     0.033
 Net Realized and Unrealized
   Gain/(Loss) on Investments              --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total from Investment Operations       0.013     0.027      0.039     0.030     0.033
                                        -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:
 Net Investment Income                 (0.013)   (0.027)    (0.039)   (0.030)   (0.033)
 Capital Contribution                      --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total Distributions                   (0.013)   (0.027)    (0.039)   (0.030)   (0.033)
                                        -----     -----      -----     -----      ----
 Net Asset Value, End of Period         $1.00     $1.00      $1.00     $1.00     $1.00
                                        =====     =====      =====     =====     =====
 TOTAL RETURN                           1.35%     2.70%      3.94%     3.07%     3.35%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)    815,171   788,162    830,879   515,987   606,754
 Ratio of Expenses to Average
   Net Assets                           0.22%     0.23%      0.24%     0.23%     0.23%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)           0.23%     0.23%      0.24%     0.23%     0.23%
 Ratio of Net Investment Income to
   Average Net Assets                   1.34%     2.62%      3.88%     3.01%     3.30%

----------------------------------------------------------------------------------------


                                                        MONEY MARKET
                                                            FUND
=======================================================================================

                                     12/31/02  12/31/01   12/31/00  12/31/99  12/31/98

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                  0.018     0.041      0.063     0.052     0.055
 Net Realized and Unrealized
   Gain/(Loss) on Investments              --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total from Investment Operations       0.018     0.041      0.063     0.052     0.055
                                        -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:
 Net Investment Income                 (0.018)   (0.041)    (0.063)   (0.052)   (0.055)
 Capital Contribution                      --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total Distributions                   (0.018)   (0.041)    (0.063)   (0.052)   (0.055)
                                        -----     -----      -----     -----     -----
 Net Asset Value, End of Period         $1.00     $1.00      $1.00     $1.00     $1.00
                                        =====     =====      =====     =====     =====
 TOTAL RETURN                           1.83%     4.21%      6.46%     5.29%     5.61%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)  4,909,006 2,237,567  2,066,227 2,084,723 1,391,856
 Ratio of Expenses to Average
   Net Assets                           0.17%     0.19%      0.18%     0.19%     0.19%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)           0.23%     0.23%      0.23%     0.24%     0.24%
 Ratio of Net Investment Income to
   Average Net Assets                   1.79%     4.16%      6.26%     5.20%     5.46%

----------------------------------------------------------------------------------------


                                                       GOVERNMENT MONEY
                                                         MARKET FUND
========================================================================================

                                     12/31/02  12/31/01   12/31/00  12/31/99  12/31/98

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                  0.016     0.040      0.061     0.049     0.053
 Net Realized and Unrealized
   Gain/(Loss) on Investments              --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total from Investment Operations       0.016     0.040      0.061     0.049     0.053
                                        -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:
 Net Investment Income                 (0.016)   (0.040)    (0.061)   (0.049)   (0.053)
 Capital Contribution                      --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total Distributions                   (0.016)   (0.040)    (0.061)   (0.049)   (0.053)
                                        -----     -----      -----     -----     -----
 Net Asset Value, End of Period         $1.00     $1.00      $1.00     $1.00     $1.00
                                        =====     =====      =====     =====     =====
 TOTAL RETURN                           1.65%     4.04%      6.24%     5.04%     5.43%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)    261,492   249,444    314,497   210,521   162,285
 Ratio of Expenses to Average
   Net Assets                           0.20%     0.20%      0.20%     0.20%     0.19%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)           0.26%     0.25%      0.25%     0.24%     0.24%
 Ratio of Net Investment Income to
   Average Net Assets                   1.62%     4.01%      6.11%     4.93%     5.27%

----------------------------------------------------------------------------------------

                       This page intentionally left blank

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

     HARRIS INSIGHT FUNDS
     http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1103 5/03

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                 Exchange Shares

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUND

    AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
          PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

              HARRIS INSIGHT MONEY MARKET FUND       PAGE 1

                             FEES AND EXPENSES            3

                            INVESTMENT ADVISER            4

                             PORTFOLIO MANAGER            5

                        PRICING OF FUND SHARES            5

                          SHAREHOLDER SERVICES            6

              DIVIDENDS AND TAX CONSIDERATIONS           11

                     DISTRIBUTION ARRANGEMENTS           12

             MASTER FUND/FEEDER FUND STRUCTURE           12

                          FINANCIAL HIGHLIGHTS           13

                        HARRIS INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

o Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o Principal stability risk. The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

      Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
  TERMS TO KNOW

  U.S. GOVERNMENT SECURITIES
  Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  COMMERCIAL PAPER
  Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

2002              1.79%

Best Quarter:     Q2 2002       0.47%
--------------------------------------
Worst Quarter:    Q4 2002       0.39%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/02)

                1     Life of Fund
               Year     (7/12/01)
------------------------------------
Money
Market Fund    1.79%      2.17%

As of December 31, 2002, the seven-day yield for the Fund was 1.37%. For current yield information, please call 800.982.8782.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold Exchange Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None
REDEMPTION FEE                                                       None
EXCHANGE FEE                                                         None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

================================================================================
Investment Advisory Fees                                             0.10%
Shareholder Service Fees                                             0.05
Other Expenses/1/                                                    0.13
--------------------------------------------------------------------------------
Total Operating Expenses/1/                                          0.28%
--------------------------------------------------------------------------------

/1/Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust and Savings Bank (Harris Trust). (These waivers are expected to remain in effect until at least December 31, 2003 but may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Fund for the fiscal year ended December 31, 2002 were:

--------------------------------------------------------------------------------
  Other Expenses                                                       0.07
  Total Operating Expenses                                             0.22%
--------------------------------------------------------------------------------

Customers of a financial institution or members of a securities or commodities exchange may also be charged certain fees or expenses by the institution or exchange. These fees may vary depending on the capacity in which the institution or exchange provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                    $29
--------------------------------------------------------------------------------
Three Years                                                                  90
--------------------------------------------------------------------------------
Five Years                                                                  157
--------------------------------------------------------------------------------
Ten Years                                                                   356
--------------------------------------------------------------------------------



                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for the Fund are based upon the average daily net assets of the Fund at the annual rate of 0.14% of the Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                                PORTFOLIO MANAGER
--------------------------------------------------------------------------------

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.



                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE BOUGHT AND SOLD AT NET ASSET VALUE
The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Exchange Shares are available to institutional investors such as futures commission merchants, the exchanges they trade through, and other institutional investors.

OPENING A NEW ACCOUNT
There are three convenient ways to invest in the Fund.

--------------------------------------------------------------------------------
  BY MAIL

  Complete and sign an application for Exchange Shares.

  Make your check payable to the Harris Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

  BY BANK WIRE

  Call the Harris Insight Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:

    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Harris Insight Funds 85-5093-2950
    Re: Money Market Fund-- Exchange Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Fund at the address given under "By Mail."

  The Fund currently does not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Fund does not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Fund must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Shares are purchased at the NAV next calculated after your funds have been received. The Fund reserves the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
  The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:
--------------------------------------------------------------------------------
  New Year's Day                 Good Friday                Labor Day
  Martin Luther King, Jr. Day    Memorial Day               Thanksgiving Day
  Presidents' Day                Independence Day           Christmas Day
--------------------------------------------------------------------------------
  You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------
  BY MAIL AND CHECK
  You may sell shares by writing the Funds at:
    Harris Insight Funds
    c/o PFPC Inc.
    P.O. Box 9829
    Providence, RI 02940-8029
  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND CHECK
  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

o In the case of requests received by 3:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

o In the case of requests received after 3:30 p.m. (Eastern time), payment will be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Fund reserves the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Fund uses signature guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is--

o  Payable to anyone other than the shareholder(s) of record

o  To be mailed to an address other than the address of record

o To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Harris Insight Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o  An annual account statement

o  A quarterly consolidated statement

o  A confirmation statement, each time you buy, sell or exchange shares

o  Annual and semi-annual reports to shareholders for the Fund.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by the Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains, are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares of the Fund, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------
SERVICE PLAN

Under a service plan adopted by the Fund, the Fund may pay fees, at a rate of up to 0.05% of the average daily net asset value of the Fund's Exchange Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide.

MULTIPLE CLASSES

The Money Market Fund offers five classes of shares: N Shares, B Shares, Exchange Shares, Service Shares and Institutional Shares. N Shares, B Shares, Service Shares and Institutional Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------
The Board of Trustees has the authority to convert the Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Harris Insight Funds, the Master Fund/Feeder Fund Structure and the types of securities in which these Funds may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Exchange Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after
    December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended
    December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.

These financial highlights should be read with the financial statements.

--------------------------------------------------------------------------------
                                         MONEY MARKET
                                             FUND
--------------------------------------------------------------------------------
                                               07/12/01(1) TO
                                    12/31/02      12/31/01

 Net Asset Value, Beginning of Period    $1.00     $1.00
                                         -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                   0.018     0.014
 Net Realized and Unrealized
   Gain/(Loss) on Investments               --        --
                                         -----     -----
 Total from Investment Operations        0.018     0.014
                                         -----     -----
 LESS DISTRIBUTIONS:
 Net Investment Income                  (0.018)   (0.014)
 Capital Contribution                       --        --
                                         -----     -----
 Total Distributions                    (0.018)   (0.014)
                                         -----     -----
 Net Asset Value, End of Period          $1.00     $1.00
                                         =====     =====
 TOTAL RETURN                            1.79%     1.41%
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)    1,434,436   343,617
 Ratio of Expenses to Average
   Net Assets                            0.22%     0.24%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)            0.28%     0.28%
 Ratio of Net Investment Income to
   Average Net Assets                    1.70%     2.69%
--------------------------------------------------------------------------------

(1) Date commenced operations.

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

     HARRIS INSIGHT FUNDS
     http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 5000 5/03

[logo: HARRIS INSIGHT FUNDS]

HARRIS INSIGHT FUNDS(TM)

                                 SERVICE SHARES

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Tax-Exempt Money Market Fund

                                Money Market Fund

                          Government Money Market Fund


      AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC)
       HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED
              WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

{BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            INTRODUCTION TO MONEY MARKET FUNDS      PAGE  2

             HARRIS INSIGHT MONEY MARKET FUNDS
                  Tax-Exempt Money Market Fund            4
                             Money Market Fund            6
                  Government Money Market Fund            8
                           Risk Considerations           10
                             Fees and Expenses           12

                            INVESTMENT ADVISER           14

                            PORTFOLIO MANAGERS           14

                        PRICING OF FUND SHARES           15

                          SHAREHOLDER SERVICES           15

              DIVIDENDS AND TAX CONSIDERATIONS           17

                     DISTRIBUTION ARRANGEMENTS           18

             MASTER FUND/FEEDER FUND STRUCTURE           19

                          FINANCIAL HIGHLIGHTS           20

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S. government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES and REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek--

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to--

o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of its investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days


--------------------------------------------------------------------------------
  TERMS TO KNOW

  COMMERCIAL PAPER
  Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

  ASSET-BACKED SECURITIES
  Securities collateralized by credit card loans or other accounts receivable.

  REPURCHASE AGREEMENTS
  A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

  DOLLAR-WEIGHTED AVERAGE MATURITY
  An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o  Credit risk

o  Municipal market risk

o  Principal stability risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Because Service Shares of the Fund did not commence operations until May 6, 2002, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993              1.99%
1994              2.30
1995              3.31
1996              2.94
1997              3.17
1998              3.02
1999              2.75
2000              3.58
2001              2.34
2002              0.99

Best Quarter:     Q4 2000       0.94%
--------------------------------------
Worst Quarter:    Q4 2002       0.24%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/02)

                   1       5     10
                 Year    Years  Years
----------------------------------------
Tax-Exempt
Money Market
Fund             0.99%   2.53%  2.64%


As of December 31, 2002, the seven-day yield for the Fund was 0.99%*. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 1.38%*. For current yield information, please call 800.982.8782.

* Performance shown reflects performance and uses the expenses of the Fund's N Shares, which have similar returns because the shares are invested in the same portfolio of securities, but does not reflect the fact that Service Shares' higher expenses would have lowered the performance shown. N Shares are offered by a separate prospectus.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o  Credit risk

o  Foreign securities risk

o  Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 4.

COMMERCIAL PAPER
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Because Service Shares of the Fund did not commence operations until May 2, 2002, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993              2.69%
1994              3.79
1995              5.58
1996              5.11
1997              5.35
1998              5.25
1999              4.92
2000              6.09
2001              3.85
2002              1.48

Best Quarter:     Q4 2000       1.57%
--------------------------------------
Worst Quarter:    Q4 2002       0.32%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/02)

                 1       5      10
               Year    Years   Years
-------------------------------------
Money
Market
Fund           1.48%   4.31%   4.40%

As of December 31, 2002, the seven-day yield for the Fund was 1.07%*. For current yield information, please call 800.982.8782.

* Performance shown reflects performance and uses the expenses of the Fund's N Shares, which have similar returns because the shares are invested in the same portfolio of securities, but does not reflect the fact that Service Shares' higher expenses would have lowered the performance shown. N Shares are offered by a separate prospectus.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o  Credit risk

o  Principal stability risk


TERMS TO KNOW

REPURCHASE AGREEMENTS
See page 2.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Because Service Shares of the Fund did not commence operations until May 7, 2002, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993              2.62%
1994              3.72
1995              5.51
1996              5.00
1997              5.17
1998              5.08
1999              4.67
2000              5.87
2001              3.68
2002              1.30

Best Quarter:     Q4 2000       1.52%
--------------------------------------
Worst Quarter:    Q4 2002       0.28%



AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/02)

                   1       5     10
                 Year    Years  Years
--------------------------------------
Government
Money Market
Fund             1.30%   4.11%  4.25%

As of December 31, 2002, the seven-day yield for the Fund was 0.92%*. For current yield information, please call 800.982.8782.

* Performance shown reflects performance and uses the expenses of the Fund's N Shares, which have similar returns because the shares are invested in the same portfolio of securities, but does not reflect the fact that Service Shares' higher expenses would have lowered the performance shown. N Shares are offered by a separate prospectus.

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


---------------------------------------------------------------------------------------------
      PRINCIPAL RISKS FOR          Tax-Exempt                              Government Money
        ONE OR MORE FUNDS       Money Market Fund    Money Market Fund        Market Fund
---------------------------------------------------------------------------------------------
  Credit                                P                     P                    P
---------------------------------------------------------------------------------------------
  Foreign Securities                                          P
---------------------------------------------------------------------------------------------
  Municipal market                      P
---------------------------------------------------------------------------------------------
  Principal stability                   P                     P                    P
---------------------------------------------------------------------------------------------
  OTHER RISKS
---------------------------------------------------------------------------------------------
  Counterparty                          O                     O                    O
---------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o  The investment objective

o  The Fund's ability to achieve its objective

o  The markets in which the Fund invests

o  The investments the Fund makes in those markets

o  Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold Service Shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           None
EXCHANGE FEE                                                             None
================================================================================

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

================================================================================
                                    Tax-Exempt       Money       Government
                                   Money Market     Market      Money Market
================================================================================
Investment Advisory Fees              0.10%          0.10%          0.10%
Rule 12b-1 Fees                       0.15           0.15           0.15
Shareholder Servicing Fees            0.25           0.25           0.25
Other Expenses/1,2/                   0.64           0.62           0.66
--------------------------------------------------------------------------------
Total Operating Expenses/1/           1.14%          1.12%          1.16%
================================================================================

   /1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust and Saving Bank (Harris Trust). (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by Harris Trust). After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2002 were:

                                        Tax-Exempt       Money       Government
                                       Money Market     Market      Money Market
        ------------------------------------------------------------------------
        Other Expenses                     0.46           0.41           0.44
        Total Operating Expenses           0.96%          0.91%          0.94%
        ========================================================================


   /2/ Other Expenses include a fee of up to 0.50% of average net assets for administration of a financial services program that is specific to the Service Shares class (See page 18). This fee could result in higher expenses for Service Shares than for other classes of the Money Market Funds' shares available through the Harris Insight Funds.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

=============================================================================
                              Tax-Exempt          Money         Government
                            Money Market         Market        Money Market
=============================================================================
One Year                        $116              $114             $118
-----------------------------------------------------------------------------
Three Years                      362               356              368
-----------------------------------------------------------------------------
Five Years                       628               617              638
-----------------------------------------------------------------------------
Ten Years                      1,386             1,363            1,409
-----------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

ADVISORY FEES

The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690




                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 11 years of investment management experience and was appointed manager of the Fund in 1998.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and was appointed manager of the Fund in 1995.


GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.



                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT

Service Shares of the Money Market Funds may be purchased only through cash sweep transactions generated by your financial institution in its role as operator of the cash sweep arrangement. Before any cash sweep investments can be processed, you must have signed certain documents with that institution. Your financial institution is responsible for prompt transmission of your orders relating to the program.

Your shares will be purchased at the NAV next calculated after your investment is received from your financial institution by the Fund's transfer agent in good order. The Funds reserve the right to reject any purchase order.

--------------------------------------------------------------------------------
  HOURS  OF OPERATION

  The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:

--------------------------------------------------------------------------------
  New Year's Day                 Good Friday             Labor Day
  Martin Luther King, Jr. Day    Memorial Day            Thanksgiving Day
  Presidents' Day                Independence Day        Christmas Day
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

Service Shares of the Money Market Funds may be redeemed only through cash sweep transactions generated by your financial institution in its role as operator of the cash sweep arrangement.

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after the order is received from your financial institution by the Funds' transfer agent in good order. Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your financial institution's address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

TELEPHONE TRANSACTIONS

Your financial institution may give up some level of security by choosing to buy or sell shares by telephone. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Your financial institution should verify the accuracy of instructions immediately upon receipt of confirmation statements. It may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

During the year, your financial institution will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time they buy or sell shares

o Annual and semi-annual reports to shareholders for each Fund in which they invest.




                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

--------------------------------------------------------------------------------
  TERMS TO KNOW

  EXEMPT-INTEREST DIVIDENDS
  Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.
--------------------------------------------------------------------------------

                           DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's Service Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder subaccounting and support services that they provide. Each Fund may also pay for expenses incurred for advertising and marketing Service Shares of the Fund at a rate of up to 0.15% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

CASH MANAGEMENT PROGRAMS

Service Shares are offered only to investors who establish cash management accounts and invest through cash sweep arrangements offered and operated by participating financial institutions (such as brokerage firms). Each of the Money Market Funds may pay program administration fees of up to 0.50% (annualized) of the average daily net assets of the Fund's Service Shares to those financial institutions to provide checkwriting, debit or credit card, bill payment, and other ancillary services to participants in the cash management account programs offered by the financial institution.

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Institutional Shares and Exchange Shares. The shares of each class are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Service Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

These financial highlights should be read with the financial statements.


                                     TAX-EXEMPT             MONEY              GOVERNMENT
                                        MONEY               MARKET            MONEY MARKET
                                     MARKET FUND             FUND                 FUND
=============================================================================================
                                    05/06/02(3) TO      05/02/02(3) TO      05/07/02(3) TO
                                       12/31/02            12/31/02             12/31/02

  Net Asset Value, Beginning of Period  $ 1.00               $ 1.00              $ 1.00
                                         -----                -----               -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                  0.004                0.007               0.006
  Net Realized and Unrealized
    Gain/(Loss) on Investments              --                   --                  --
                                         -----                -----               -----
  LESS DISTRIBUTIONS:
  Net Investment Income                 (0.004)              (0.007)             (0.006)
  Capital Contributions                     --                   --                  --
                                         -----                -----               -----
  Net Asset Value, End of Period        $ 1.00               $ 1.00              $ 1.00
                                         =====                =====               =====
  TOTAL RETURN                           0.39%(2)             0.69%(2)            0.57%(2)

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period (000)        78,769            1,267,811             197,790
  Ratio of Expenses to Average
    Net Assets                           0.96%(1)             0.91%(1)            0.94%(1)
  Ratio of Expenses to Average
    Net Assets (Excluding Waivers)       1.14%(1)             1.12%(1)            1.16%(1)
  Ratio of Net Investment Income
    to Average Net Assets                0.58%(1)             0.97%(1)            0.78%(1)

--------------------------------------------------------------------------------------------

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.

                       This page intentionally left blank.

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request from your financial institution or from the Funds:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1500 5/03

Logo:HARRIS INSIGHT FUNDS

HARRIS INSIGHT FUNDS (TM)

                        HARRIS INSIGHT EQUITY INCOME FUND

                              INSTITUTIONAL SHARES


                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------


  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

 On June 30, 2003, the Harris Insight Equity Income Fund will terminate and be liquidated. Redemptions and exchanges out of the Fund will be permitted through
 June 30, 2003. All shares of the Fund outstanding at the close of business on that date will be redeemed, and a check for the proceeds of your shares will mailed to you promptly. The Fund will then be terminated. For the June 30, 2003 termination of the Fund, there will be no load, transaction fee or redemption fee, including any applicable CDSC, imposed on the shareholder.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


              HARRIS INSIGHT EQUITY INCOME FUND          PAGE 2

                              FEES AND EXPENSES               4

                             INVESTMENT ADVISER               5

                              PORTFOLIO MANAGER               5

                         PRICING OF FUND SHARES               5

                           SHAREHOLDER SERVICES               6

               DIVIDENDS AND TAX CONSIDERATIONS               9

                      DISTRIBUTION ARRANGEMENTS               9

              MASTER FUND/FEEDER FUND STRUCTURE               9

                                  TERMS TO KNOW              10

                           FINANCIAL HIGHLIGHTS              12

                        HARRIS INSIGHT EQUITY INCOME FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide current income and, secondarily, capital appreciation.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks that can be found in the Standard & Poor's 500 Stock Index (the "S&P 500 Stock Index" or "S&P 500(R)") or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser seeks to provide returns that are similar to those of the S&P 500(R) and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The adviser seeks securities with:

o    Higher-than-average dividend yields

o    Stronger-than-average growth characteristics

Principal Risks
--------------------------------------------------------------------------------
o Market risk. The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

o Market segment risk. The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

Secondary risks to consider are counterparty risk, foreign securities risk, and leverage risk. Secondary risks are not principal risks of investing in the Fund.

--------------------------------------------------------------------------------
The Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in the Fund will fluctuate, which means that you may lose money.
--------------------------------------------------------------------------------

Fund Performance
--------------------------------------------------------------------------------
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

BAR CHART:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)
1994                           -0.43
1995                           36.84
1996                           17.95
1997                           31.90
1998                           22.97
1999                            9.87
2000                           -3.33
2001                          -13.12
2002                          -21.92


BEST QUARTER: Q4 1998 19.75%      WORST QUARTER: Q3 2002 -17.86%

AVERAGE ANNUAL TOTAL RETURN/1/
(for the periods ending 12/31/02)

===============================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
EQUITY INCOME FUND
     ----------------------------------------------------------
     Return Before Taxes      -21.92%      -2.39%      4.07%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         -22.48%      -3.15%      2.65%
     ----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares           -13.25%      -1.95%      3.01%
===============================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.37%
===============================================================


/1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended, (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

     The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's returns for the period ended 12/31/02, including the performance of the predecessor fund, is 7.26% for Life of Fund (1/1/94). The performance of the S&P 500 Stock Index for the same period is 9.26%.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

  The tables below describe the fees and expenses that you will pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
EXCHANGE FEE                                                                None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
Investment Advisory Fees/1/                                                0.70%
Other Expenses/1/                                                          0.48
--------------------------------------------------------------------------------
Total Operating Expenses/1/                                                1.18%
--------------------------------------------------------------------------------
 /1/ Expenses are based on amounts incurred by the Fund during its most recent fiscal year but does not reflect voluntary waivers of investment advisory fees by the adviser or administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:

     ---------------------------------------------------------------------------
     Investment Advisory Fees                                              0.53%
     Other Expenses                                                        0.40
     Total Operating Expenses                                              0.93%
     ---------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                   $ 120
--------------------------------------------------------------------------------
Three Years                                                                  375
--------------------------------------------------------------------------------
Five Years                                                                   649
--------------------------------------------------------------------------------
Ten Years                                                                  1,432
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

The investment advisory fee payable, before fee waivers, to HIM for the Fund is based upon the average daily net assets of the Fund at the annual rate of 0.70%.

HIM may waive any portion of its investment advisory fee or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.


INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690



                                PORTFOLIO MANAGER
--------------------------------------------------------------------------------


DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 19 years of investment management experience.



                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of the Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Institutional Shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: Equity Income Fund -- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------


The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust where retirement plan services are currently provided. At the discretion of Fund management, advisory client's accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Fund is closed for business on:
--------------------------------------------------------------------------------
New Year's Day                   Good Friday                    Labor Day
Martin Luther King, Jr. Day      Memorial Day                   Thanksgiving Day
Presidents' Day                  Independence Day               Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution of professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------



A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Fund reserves the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Fund uses signature guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds are the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

     Under certain circumstances, the Funds may:

o    Further limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track.
During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least quarterly by the Fund.

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.



                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


MULTIPLE CLASSES
--------------------------------------------------------------------------------
Each of the Small-Cap Aggressive Growth Fund and High Yield Bond Fund offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Shares of all Funds, other than the Equity Income Fund, are offered by separate prospectuses.



                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------


EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

                       This page left blank intentionally

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accounts, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.

These financial highlights should be read with the financial statements.

                           NET                             NET
                         ASSET                    REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS        REDEMPTION
                         VALUE             NET      UNREALIZED         FROM NET        FROM NET     FEES ADDED TO
                     BEGINNING      INVESTMENT      GAIN/(LOSS)      INVESTMENT        REALIZED           PAID-IN
                     OF PERIOD          INCOME  ON INVESTMENTS           INCOME           GAINS           CAPITAL
=================================================================================================================
--------------------
EQUITY INCOME FUND
--------------------
INSTITUTIONAL SHARES
12/31/02                $16.46          $0.190         $(3.760)        $(0.188)        $(0.152)            $  --
12/31/01                 19.17           0.192          (2.710)         (0.192)             --                --
12/31/00                 20.40           0.201          (0.883)         (0.198)         (0.350)               --
12/31/99                 19.27           0.168           1.713          (0.173)         (0.578)               --
12/31/98                 16.32           0.218           3.492          (0.216)         (0.544)               --
                         NET                    NET                    RATIO OF EXPENSES
                       ASSET                 ASSETS        RATIO OF           TO AVERAGE         RATIO OF NET
                       VALUE                 END OF     EXPENSES TO           NET ASSETS    INVESTMENT INCOME     PORTFOLIO
                      END OF      TOTAL      PERIOD     AVERAGE NET           (EXCLUDING       TO AVERAGE NET      TURNOVER
                      PERIOD     RETURN        (000)         ASSETS              WAIVERS)              ASSETS          RATE
===========================================================================================================================
--------------------
EQUITY INCOME FUND
--------------------
INSTITUTIONAL SHARES
12/31/02              $12.55    (21.92)%   $ 43,410            0.93%                1.18%                1.30%       66.33%
12/31/01               16.46    (13.12)      58,518            0.93                 1.09                 1.10        33.53
12/31/00               19.17     (3.33)      64,739            0.93                 1.02                 1.01        20.90
12/31/99               20.40      9.87       79,458            0.93                 0.99                 0.86        18.57
12/31/98               19.27     22.97       62,204            0.93                 0.96                 1.26        21.60

12-13 SPREAD

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                   HIF 1107 5/03

LOGO: HARRIS INSIGHT FUNDS(TM)





                        HARRIS INSIGHT EQUITY INCOME FUND


                                    A SHARES

                                    B SHARES

                                    N SHARES



                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------


 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

 On June 30, 2003, the Harris Insight Equity Income Fund will terminate and be liquidated. Redemptions and exchanges out of the Fund will be permitted through
 June 30, 2003. All shares of the Fund outstanding at the close of business on that date will be redeemed, and a check for the proceeds of your shares will mailed to you promptly. The Fund will then be terminated. For the June 30, 2003 termination of the Fund, there will be no load, transaction fee or redemption fee, including any applicable CDSC, imposed on the shareholder.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    INTRODUCTION TO EQUITY FUNDS          PAGE 2

                               FEES AND EXPENSES               4

                              INVESTMENT ADVISER               7

                               PORTFOLIO MANAGER               7

                          PRICING OF FUND SHARES               7

                            SHAREHOLDER SERVICES               8

                DIVIDENDS AND TAX CONSIDERATIONS              14

                       DISTRIBUTION ARRANGEMENTS              14

               MASTER FUND/FEEDER FUND STRUCTURE              15

                                   TERMS TO KNOW              15

                            FINANCIAL HIGHLIGHTS              16

                        HARRIS INSIGHT EQUITY INCOME FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide current income and, secondarily, capital appreciation.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.


INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks that can be found in the Standard & Poor's 500 Stock Index (the "S&P 500 Stock Index" or "S&P 500(R)") or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser seeks to provide returns that are similar to those of the S&P 500(R) and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The adviser seeks securities with:

o    Higher-than-average dividend yields

o    Stronger-than-average growth characteristics

PRINCIPAL RISKS
--------------------------------------------------------------------------------
o Market risk. The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

o Market segment risk. The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

Secondary risks to consider are counterparty risk, foreign securities risk, and leverage risk. Secondary risks are not principal risks of investing in the Fund.

--------------------------------------------------------------------------------
The Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in the Fund will fluctuate, which means that you may lose money.
--------------------------------------------------------------------------------


FUND PERFORMANCE
--------------------------------------------------------------------------------
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares and B Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. Other classes are offered by this prospectus, and the after-tax returns of those classes will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURN/1/
(as of 12/31 each year)
1994     -0.66
1995     36.50
1996     17.62
1997     31.53
1998     22.66
1999      9.68
2000     -3.57
2001    -13.36
2002    -22.19



BEST QUARTER: Q4 1998 19.62%    WORST QUARTER: Q3 2002 -17.92%

AVERAGE ANNUAL TOTAL RETURN/1,2/
(for the periods ending 12/31/02)
==============================================================
                                                        Life
                                                      of Fund
                              1 Year      5 Years    (4/18/96)
--------------------------------------------------------------
EQUITY INCOME FUND
     ---------------------------------------------------------
     A Shares                 -26.41%      -3.78%      3.18%
     ---------------------------------------------------------
     B Shares                 -26.54%      -3.59%      3.52%
     ---------------------------------------------------------
     N Shares
       Return Before Taxes    -22.19%      -2.65%      4.22%
       -------------------------------------------------------
       Return After Taxes
       on Distributions       -22.67%      -3.30%      2.89%
       -------------------------------------------------------
       Return After Taxes on
       Distributions and Sale
       of Fund Shares         -13.41%      -2.11%      3.18%
==============================================================
S&P 500 STOCK INDEX           -22.10%      -0.59%      6.15%
==============================================================


 /1/ The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Saving Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund shown in the bar chart includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company of 1940, as amended, (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

     The Fund's average annual total returns in the table do not include the performance of the predecessor common trust fund. The Fund's N Shares returns for the period ended 12/31/02, including the performance of the predecessor fund, is 6.98% for Life of Fund (1/1/94). The performance of the S&P 500 Stock Index for the same period is 9.26%.

 /2/ Performance in the table, for periods before the inception of the Fund's A
     Shares on February 10, 1999 and B Shares on June 25, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares or B Shares sales charge and expenses.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)              A Shares         B Shares          N Shares
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          5.50%*             None             None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION                1.00%*             5.00%**          None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None              None             None
REDEMPTION FEE                                                             None              None             None
EXCHANGE FEE                                                               None              None             None
-------------------------------------------------------------------------------------------------------------------

   * Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

   **The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses) after eight years. See Shareholder Services - How to Buy Shares.


                                    A SHARES

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.70%
Rule 12b-1 Fees                                                            0.25
Other Expenses                                                             0.48
--------------------------------------------------------------------------------
Total Operating Expenses                                                   1.43%
--------------------------------------------------------------------------------
  /1/Expenses are based on amounts incurred by the Fund during its most recent fiscal year but does not reflect voluntary waivers of investment advisory fees by the adviser or administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waiver, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:

--------------------------------------------------------------------------------
   Investment Advisory Fees                                                0.53%
   Other Expenses                                                          0.40
   Total Operating Expenses                                                1.18%
--------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                    $688
--------------------------------------------------------------------------------
Three Years                                                                  978
--------------------------------------------------------------------------------
Five Years                                                                 1,289
--------------------------------------------------------------------------------
Ten Years                                                                  2,169
--------------------------------------------------------------------------------

                                    B SHARES

Annual Fund Operating Expenses/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.70%
Rule 12b-1 Fees                                                            0.75
Shareholder Servicing Fees                                                 0.25
Other Expenses                                                             0.48
--------------------------------------------------------------------------------
Total Operating Expenses                                                   2.18%
--------------------------------------------------------------------------------
  /1/Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the adviser or administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:

--------------------------------------------------------------------------------
   Investment Advisory Fees                                                0.53%
   Other Expenses                                                          0.40
   Total Operating Expenses                                                1.93%
--------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and hold all of your shares at the end of the periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:


--------------------------------------------------------------------------------
One Year                                                                    $721
--------------------------------------------------------------------------------
Three Years                                                                  982
--------------------------------------------------------------------------------
Five Years                                                                 1,370
--------------------------------------------------------------------------------
Ten Years                                                                  2,323
--------------------------------------------------------------------------------

Based on these assumptions, if you held your shares, your costs would be:


--------------------------------------------------------------------------------
One Year                                                                    $221
--------------------------------------------------------------------------------
Three Years                                                                  682
--------------------------------------------------------------------------------
Five Years                                                                 1,170
--------------------------------------------------------------------------------
Ten Years                                                                  2,323
--------------------------------------------------------------------------------

                                    N SHARES

ANNUAL FUND OPERATING EXPENSES/1/ (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.70%
Shareholder Servicing Fees                                                 0.25
Other Expenses                                                             0.48
--------------------------------------------------------------------------------
Total Operating Expenses                                                   1.43%
--------------------------------------------------------------------------------
  /1/Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect voluntary waivers of investment advisory fees by the adviser or administrative fees by Harris Trust and sub-administrative fees by PFPC Inc. (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser, Harris Trust and/or PFPC Inc., subject to approval, in the case of investment advisory fees and administrative fees, by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ended December 31, 2002 were:

--------------------------------------------------------------------------------
   Investment Advisory Fees                                                0.53%
   Other Expenses                                                          0.40
   Total Operating Expenses                                                1.18%
--------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                    $146
--------------------------------------------------------------------------------
Three Years                                                                  452
--------------------------------------------------------------------------------
Five Years                                                                   782
--------------------------------------------------------------------------------
Ten Years                                                                  1,713
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

The investment advisory fee payable, before fee waivers, to HIM for the Fund is based upon the average daily net assets of the Fund at the annual rate of 0.70%

HIM may waive any portion of its investment advisory fee or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690




                                PORTFOLIO MANAGER
--------------------------------------------------------------------------------

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 19 years of investment management experience.



                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.



HOW THE FUND CALCULATES NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


                                HOW TO BUY SHARES
--------------------------------------------------------------------------------


Opening a new account
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for A Shares, B Shares, or N Shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:
   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: Equity Income Fund-- [indicate A Shares, B Shares or N Shares]
   Account No.:
   Account Name:
   Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------


Orders for B Shares are placed through a financial institution or investment professional who will assist you in opening a new account and making the initial investment, either by mail or by bank wire. Purchase amounts of more than $100,000 will not be accepted for B Shares. Each financial institution or investment professional may have its own procedures and requirements for buying shares and may charge fees.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. For B Shares, a contingent deferred sales charge is imposed on redemptions made within six years of purchase. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

A SHARES--SALES CHARGES
--------------------------------------------------------------------------------
A Shares of the Fund are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Fund through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Fund are as follows:

EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------
                                                         Sales Charge as a % of     Dealer Allowance as
Amount of Purchase                   Sales Charge          Net Amount Invested     % of Offering Price*
Less than $50,000                        5.50%                    5.82%                     5.00%
$50,000 to $99,999                       4.50                     4.71                      4.00
$100,000 to $249,999                     3.50                     3.63                      3.25
$250,000 to $499,999                     2.50                     2.56                      2.25
$500,000 to $999,999                     2.00                     2.04                      1.75
$1,000,000 and over                      0.00                     0.00                      1.00++
-------------------------------------------------------------------------------------------------------

     ++ The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

     * Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plans, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000:
          1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o    Any individual with an investment account or advisory relationship with HIM

o    Trustees of the Funds.

A SHARES-- REDUCED SALES CHARGES
--------------------------------------------------------------------------------
You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below -

o Right of Accumulation Allows you to include your existing investments in A Shares of the Funds as part of your current investment for purposes of calculating sales charges.

o Letter of Intent Allows you to count all investments in A Shares of the Funds over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

o Family Purchases Allows purchases by family members over a thirteen-month period to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. If you invest through an institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.


A SHARES--CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o    in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                             CDSC AS A % OF DOLLAR AMOUNT
                 PERIOD SHARES HELD                SUBJECT TO CHARGE
                  Less than one year                     1.00%
                  One to two years                       0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o    increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made--

o    First, from A Shares held for more than two years

o Second, from A Shares acquired through the reinvestment of dividends and distributions

o    Third, from A Shares held between one and two years

o    Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -

o    pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o    by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.


B SHARES--CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
B Shares are sold without any front-end sales charge. However, B Shares that are redeemed within six years after purchase will be subject to a contingent deferred sales charge (CDSC). The CDSC varies depending on the number of years you hold the shares, as follows:

                    IF YOU SELL YOUR                CDSC AS A % OF DOLLAR AMOUNT
                   SHARES WITHIN THE:                     SUBJECT TO CHARGE
                 First year after purchase                       5.00%
                 Second year after purchase                      4.00
                 Third year after purchase                       3.00
                 Fourth year after purchase                      3.00
                 Fifth year after purchase                       2.00
                 Sixth year after purchase                       1.00
                 Seventh year after purchase                     0.00
                 Eighth year after purchase                      0.00

The CDSC will be used to recover commissions paid to institutions and professionals for the sale of B Shares. The CDSC that applies to a redemption of B Shares will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or the net asset value of the shares at the time of redemption. For purposes of calculating the CDSC, the holding period and cost of shares is based upon the original purchase date and price. For shares purchased through an exchange from B Shares of another Fund, the CDSC is based upon the purchase date and price of the initially purchased Fund's shares, not the date of the exchange to the second Fund's B Shares. The CDSC terminates on the day after the sixth anniversary of the original purchase date.

No CDSC will be imposed on

o    increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions will be made--

o    First, from B Shares held for more than six years

o Second, from B Shares acquired through the reinvestment of dividends and distributions

o    Third, from B Shares held for the longest period up to six years.

Upon receipt of satisfactory documentation confirming eligibility for the waiver, the CDSC will be waived, for redemptions -

o    pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o    by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2

o    that qualify as hardship withdrawals under applicable laws and regulations

o from certain qualified retirement plans, if you are older than 59 1/2 and are selling shares to take a distribution from the plan.

If you believe you qualify for any of these CDSC waivers, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

INVESTING FOR THE SHORTER TERM (FOR B SHARES)
--------------------------------------------------------------------------------
Although B Shares of a Fund are intended as a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing A Shares rather than B Shares. That is because of the effects of both the B Shares CDSC (if you redeem within six years) and a higher Rule 12b-1 fee on the total returns of shorter-term investments.

If you plan to invest more than $100,000 for the shorter term, as your investment horizon increases toward six years, B Shares might not be as advantageous as A Shares. That is because the Rule 12b-1 fee on B Shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of A Shares. In addition, for investors who invest $100,000 or more, in most cases A Shares will be the more advantageous choice, no matter how long you intend to hold your shares. For that reason, the distributor will not accept purchase orders of $100,000 or more of B Shares from a single investor.

CONVERSION FEATURES
--------------------------------------------------------------------------------
After eight years from purchase, your B Shares (including shares received from the reinvestment of dividends on the originally purchased B Shares) will convert automatically and without any sales charge to A Shares of the same Fund. (A Shares of the Harris Insight Funds bear lower asset-based distribution fees.) The eight-year period begins on the day of purchase. For B Shares of a Fund acquired by exchange from B Shares of another Fund, the eight-year period will be calculated from the date of your purchase of the first Fund's B Shares.


AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
--------------------------------------------------------------------------------
Through automatic investing, you can invest equal amounts of money on a regular basis.

The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

Because this Fund will be terminated on June 30, 2003, the Fund will not accept new Plan applications, effective the date of this prospectus. Participation in the Plan for the Fund will cease on June 30, 2003.


CHOOSE YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------
The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                        MINIMUM PER FUND
To open a regular account ........................$1,000
To open a retirement account .......................$250
To add to an existing account .......................$50


MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------
MULTIPLE OWNERS
If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:
--------------------------------------------------------------------------------
New Year's Day                    Good Friday                   Labor Day
Martin Luther King, Jr. Day       Memorial Day                  Thanksgiving Day
Presidents' Day                   Independence Day              Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.


--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution of professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.


MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent. Your order will be processed and a check for the proceeds, less any CDSC that may be applicable to redemptions of A Shares or B Shares, will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

Using the Systematic Withdrawal Plan (SWP), you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends,

o your shares of the Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o if you are redeeming A Shares, your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

Because this Fund will be terminated on June 30, 2003, the Fund will not accepted new SWP applications, effective the date of this prospectus. Participation in the SWP for the Fund will cease on June 30, 2003.

SIGNATURE GUARANTEES
The Fund uses signature guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES
You may exchange, in each case without a sales charge -

o your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund,

o    your B Shares of a Fund for B Shares of any other Harris Insight Fund, and

o    your N Shares of a Fund for N Shares of any other Harris Insight Fund,

provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds is the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, as described below) may be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund to A Shares of another Fund if those N Shares
(a) were not purchased through a previous exchange from A Shares of a Fund or
(b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Fund management's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)
You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds have identical ownership registration and are in the same share class. (Holders of A Shares of a Fund may also direct dividends from that Fund to N Shares of the Money Market Funds and the Index Fund without any fee or sales charge.) To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

Because this Fund will be terminated on June 30, 2003, the Fund will not accept new DDP applications, effective the date of this prospectus. Participation in the DDP will cease on June 30, 2003.

TELEPHONE TRANSACTIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least quarterly by the Fund.

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


A SHARES SERVICE PLANS
--------------------------------------------------------------------------------
Under a service plan adopted under Rule 12b-1, the Fund bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of the Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

B SHARES SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------
Under a service plan adopted by the Fund, the Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's B Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide.

Under a distribution plan adopted under Rule 12b-1, the Fund compensates the Distributor of the Fund's B Shares for the Distributor's sales and distribution activities at a rate, calculated daily, of up to 0.75% of the average daily net asset value of the Fund's B Shares outstanding.

Because the expenses incurred under both the service plan and the distribution plan are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of you investment and may cost you more than the expenses applicable to share classes with an initial sales charge or other types of sales or marketing fees.

N SHARES SERVICE PLANS
--------------------------------------------------------------------------------
The Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Because these expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
--------------------------------------------------------------------------------
Each of the Small-Cap Aggressive Growth Fund and High Yield Bond Fund offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Shares of all Funds, other than the Equity Income Fund, are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares, B Shares or N Shares of the Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For periods up to and including the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent accountants.


These financial highlights should be read with the financial statements.

                           NET                             NET
                         ASSET                    REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS        REDEMPTION
                         VALUE             NET      UNREALIZED         FROM NET        FROM NET     FEES ADDED TO
                     BEGINNING      INVESTMENT      GAIN/(LOSS)      INVESTMENT        REALIZED           PAID-IN
                     OF PERIOD          INCOME  ON INVESTMENTS           INCOME           GAINS           CAPITAL
==================================================================================================================
------------------
EQUITY INCOME FUND
------------------
N SHARES
12/31/02                $16.46          $0.152         $(3.768)        $(0.152)        $(0.152)             $  --
12/31/01                 19.17           0.148          (2.710)         (0.148)             --                 --
12/31/00                 20.40           0.151          (0.882)         (0.149)         (0.350)                --
12/31/99                 19.26           0.105           1.741          (0.128)         (0.578)                --
12/31/98                 16.31           0.171           3.490          (0.167)         (0.544)                --

A SHARES
12/31/02                $16.46          $0.151         $(3.756)        $(0.153)        $(0.152)             $  --
12/31/01                 19.17           0.147          (2.710)         (0.147)             --                 --
12/31/00                 20.40           0.152          (0.882)         (0.150)         (0.350)                --
02/10/99(3)
  to 12/31/99            19.26           0.098           1.744          (0.124)         (0.578)                --

B SHARES
12/31/02                $16.43          $0.058         $(3.767)        $(0.059)        $(0.152)             $  --
06/25/01(3)
  to 12/31/01            18.24           0.088          (1.810)         (0.088)             --                 --

                         NET                       NET                    RATIO OF EXPENSES
                       ASSET                    ASSETS        RATIO OF           TO AVERAGE         RATIO OF NET
                       VALUE                    END OF     EXPENSES TO           NET ASSETS    INVESTMENT INCOME     PORTFOLIO
                      END OF      TOTAL         PERIOD     AVERAGE NET           (EXCLUDING       TO AVERAGE NET      TURNOVER
                      PERIOD     RETURN           (000)         ASSETS              WAIVERS)              ASSETS          RATE
==============================================================================================================================
------------------
EQUITY INCOME FUND
------------------
N SHARES
12/31/02              $12.54     (22.19)%     $  2,881            1.18%                1.43%                1.05%        66.33%
12/31/01               16.46     (13.36)         3,916            1.18                 1.34                 0.85         33.53
12/31/00               19.17      (3.57)         5,277            1.18                 1.27                 0.76         20.90
12/31/99               20.40       9.68          5,117            1.18                 1.24                 0.61         18.57
12/31/98               19.26      22.66          3,728            1.18                 1.21                 1.01         21.60

A SHARES
12/31/02              $12.55     (22.11)%(4)  $    308            1.18%                1.43%                1.05%        66.33%
12/31/01               16.46     (13.36)(4)        327            1.18                 1.34                 0.85         33.53
12/31/00               19.17      (3.56)(4)        542            1.18                 1.27                 0.76         20.90
02/10/99(3)
  to 12/31/99          20.40       9.66(2)(4)      437            1.24(1)              1.30(1)              0.55(1)      18.57

B SHARES
12/31/02              $12.51     (22.73)%(5)  $    153            1.93%                2.18%                0.30%        66.33%
06/25/01(3)
  to 12/31/01          16.43      (9.44)(2)(5)      87            1.93(1)              2.23(1)              0.13(1)      33.53



(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Contingent deferred sales load is not reflected in total return.


16-17

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                   HIF 1207 5/03

Logo:HARRIS INSIGHT FUNDS TM

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                              INSTITUTIONAL SHARES

                             MAY 1, 2003 PROSPECTUS
--------------------------------------------------------------------------------





         AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION
          (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR
           DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

{BLANK INSIDE FRONT COVER}

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

               HARRIS INSIGHT HIGH YIELD BOND FUND          PAGE 2

                                 FEES AND EXPENSES               3

                                INVESTMENT ADVISER               4

                                 PORTFOLIO MANAGER               4

                            PRICING OF FUND SHARES               4

                              SHAREHOLDER SERVICES               5

                  DIVIDENDS AND TAX CONSIDERATIONS               8

                         DISTRIBUTION ARRANGEMENTS               8

                 MASTER FUND/FEEDER FUND STRUCTURE               8

                                     TERMS TO KNOW               9

                              FINANCIAL HIGHLIGHTS              10

                       HARRIS INSIGHT HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. The Fund may also invest up to 20% of its assets in common stocks and convertible securities.

Achievement of the Fund's investment objective will be more dependent on the adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. The adviser's analysis may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o High yield securities (junk bond) risk. Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

o Interest rate risk. The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

o Leverage risk. The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

o Prepayment risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

  Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in the Fund will fluctuate, which means that you may lose money.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until September 23, 2002.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

    The tables below describe the fees and expenses that you will pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None
REDEMPTION FEE                                                      None
EXCHANGE FEE                                                        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
Investment Advisory Fees/1/                                        0.45%
Other Expenses/1/                                                  0.96
--------------------------------------------------------------------------------
Total Operating Expenses/1/                                        1.41%
--------------------------------------------------------------------------------

      /1/ Expenses are based on amounts incurred by the Fund during its most recent fiscal year but does not reflect voluntary waivers of investment advisory fees by the adviser or administration fees by the Harris Trust and Savings Bank (Harris Trust). (These waivers are expected to remain in effect until at least December 31, 2003 and may be decreased by the adviser or Harris Trust, subject to approval by the Board of Trustees.) After these waivers, investment advisory fees, other expenses and total operating expenses for the fiscal year ending December 31, 2002 were:

          ----------------------------------------------------------------------
          Investment Advisory Fees                                      0.00%
          Other Expenses                                                0.61
          Total Operating Expenses                                      0.61%
          ----------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------
One Year                                                         $144
----------------------------------------------------------------------
Three Years                                                       446
----------------------------------------------------------------------
Five Years                                                        771
----------------------------------------------------------------------
Ten Years                                                       1,691
----------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2002, HIM managed approximately $20.1 billion in assets.

The investment advisory fee payable, before fee waivers, to HIM for the Fund is based upon the average daily net assets of the Fund at the annual rate of 0.45%.

HIM may waive any portion of its investment advisory fee or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.


INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690




                                PORTFOLIO MANAGER
--------------------------------------------------------------------------------

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Lyons joined HIM in 1995. She has served as manager of the Fund since March 2003 and has 23 years of fixed income portfolio management and sales experience.




                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of the Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The Fund's securities and assets are valued chiefly by quotations from the primary market in which they are traded. Where market quotations are not readily available, securities are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the Board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o  Fiduciary and discretionary accounts of institutions
o  Financial institutions, such as banks, savings institutions and credit unions
o  Pension and profit sharing and employee benefit plans and trusts
o  Insurance companies
o  Investment companies
o  Investment advisers
o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and Savings Bank (Harris Trust) and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
 BY MAIL

 Complete and sign an application for Institutional Shares.

 Make your check payable to the Harris Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------
 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: High Yield Bond Fund-- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust where retirement plan services are currently provided. At the discretion of Fund management, advisory client's accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:
--------------------------------------------------------------------------------
 New Year's Day                  Good Friday              Labor Day
 Martin Luther King, Jr. Day     Memorial Day             Thanksgiving Day
 Presidents' Day                 Independence Day         Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------



                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------
 BY MAIL AND CHECK

 You may sell shares by writing the Funds at:
 Harris Insight Funds,
 c/o PFPC Inc., P.O. Box 9829,
 Providence, RI 02940-8029

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.


MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Fund's transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Fund reserves the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Fund uses signature guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o Payable to anyone other than the shareholder(s) of record
o To be mailed to an address other than the address of record
o To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o Your shares have been held for at least seven days,
o Your account registration for both Funds are the same,
o The shares you wish to buy are registered for sale in your home state, and
o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

Under certain circumstances, the Funds may:

o Further limit the number of exchanges between Funds
o Reject a telephone exchange order
o Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.


TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o  An annual account statement
o  A quarterly consolidated statement
o  A confirmation statement, each time you buy, sell or exchange shares
o Annual and semi-annual reports to shareholders for each Fund in which you invest.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by the Fund.

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Small-Cap Aggressive Growth Fund and HIGH YIELD BOND FUND offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Shares of all Funds, other than the High Yield Bond Fund, are offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

One of the shareholders of High Yield Bond Fund is the Harris Insight High Yield Select Bond Fund ("Select Fund"), which invests all of its investable assets in High Yield Bond Fund as a "feeder" fund in a master fund/feeder fund structure. The shares of the Select Fund are offered by separate prospectus.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o When equity markets go up, they tend to rise in price
o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by KPMG LLP, independent accounts, whose report, along with the Fund's financial statements, is included in the Funds' annual report, which is available upon request.

These financial highlights should be read with the financial statements.


                               NET                     NET                                    NET
                              ASSET               REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS   ASSET
                              VALUE       NET      UNREALIZED     FROM NET      FROM NET      VALUE
                            BEGINNING INVESTMENT   GAIN/(LOSS)   INVESTMENT     REALIZED     END OF
                            OF PERIOD   INCOME   ON INVESTMENTS    INCOME         GAINS      PERIOD
======================================================================================================
--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
9/23/02(3) to 12/31/02       $11.55     $0.256        $ 0.190       $(0.256)   $   --         $11.74




                                        NET                     RATIO OF EXPENSES
                                       ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                       END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                            TOTAL      PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                           RETURN       (000)        ASSETS          WAIVERS)            ASSETS           RATE
===================================================================================================================
--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
9/23/02(3) to 12/31/02     3.90%(2)  $  18,088        0.61%(1)        1.41%(1)          8.11%(1)       38.03%


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.




10-11 spread

                       This page left blank intentionally

                       This page left blank intentionally

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.



TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406


Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

                                                                   HIF 1105 5/03

                             HARRIS INSIGHT(R) FUNDS
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                            Telephone: (800) 982-8782

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003

         This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the corresponding prospectuses dated May 1, 2003 and any supplement thereto (the "Prospectuses") for the series of Harris Insight Funds Trust (the "Trust") listed below (each a "Fund" and collectively the "Funds").

     The Funds are as follows:
                     Equity Funds                                 Fixed Income Funds
    o    Harris Insight Balanced Fund              o     Harris Insight Bond Fund
    o    Harris Insight Core Equity Fund           o     Harris Insight High Yield Bond Fund
    o    Harris Insight Emerging Markets Fund      o     Harris Insight High Yield Select Bond Fund
    o    Harris Insight Equity Fund                           (formerly named Convertible Securities
    o    Harris Insight Equity Income Fund                    Fund)
    o    Harris Insight Index Fund                 o     Harris Insight Intermediate Government Bond
    o    Harris Insight International Fund                    Fund
    o    Harris Insight Small-Cap                  o     Harris Insight Intermediate Tax-Exempt Bond
               Aggressive Growth Fund                         Fund
    o    Harris Insight Small-Cap                  o     Harris Insight Short/Intermediate Bond Fund
               Opportunity Fund                    o     Harris Insight Tax-Exempt Bond Fund
    o    Harris Insight Small-Cap
               Value Fund                                         Money Market Funds

                                                   o     Harris Insight Government Money Market Fund
                                                   o     Harris Insight Money Market Fund
                                                   o     Harris Insight Tax-Exempt Money Market Fund

         The financial statements and financial highlights for each Fund for the fiscal period ended December 31, 2002, including the independent auditors' report thereon, are included in the Funds' Annual Report, and are incorporated herein by reference.

         To obtain a free copy of the Prospectuses or Annual Report, please write or call the Funds at the address or telephone number given above.

         Capitalized terms not defined herein are defined in the Prospectuses.
                                                                   HIF 1150 5/03

                                TABLE OF CONTENTS



                                                                            PAGE
General Information About the Trust............................................1
Investment Strategies..........................................................1
Ratings.......................................................................27
Investment Restrictions.......................................................27
Master Fund/Feeder Fund Structure.............................................29
Trustees and Executive Officers...............................................32
Control Persons and Principal Holders of Securities...........................36
Investment Management, Distribution and Other Services........................43
Service and Distribution Plans................................................50
Calculation of Yield and Total Return.........................................55
Additional Purchase and Redemption Information................................61
Determination of Net Asset Value..............................................64
Portfolio Transactions .......................................................65
Tax Information...............................................................69
Shares of Beneficial Interest.................................................72
Other.........................................................................73
Independent Accountants and Reports to Shareholders...........................74
Appendix A....................................................................75

                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 6, 1995. Because the Trust offers multiple investment portfolios (the "Funds"), it is known as a "series" company. The Trust currently offers twenty Funds, with various investment objectives and policies, and offers six classes of shares, A Shares, N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Aggressive Growth Fund and the High Yield Bond Fund. B Shares are offered by each Fund, except for the Emerging Markets Fund, the International Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund. Service Shares are offered only by each of the Money Market Funds. Exchange Shares are offered only by the Money Market Fund.

         The High Yield Select Bond Fund invests all of its investable assets in the High Yield Bond Fund. For purposes of the discussion below in "Investment Strategies", the High Yield Select Bond Fund is also included.

         The investment objectives of the Funds are described in the Prospectuses. Harris Investment Management, Inc. ("HIM" or the "Adviser") is the adviser to the Funds and Hansberger Global Investors, Inc. ("Hansberger" or the "Sub-Adviser") is the sub-adviser to the International Fund and the Emerging Markets Fund. See "Investment Management, Distribution and Other Services" below.


                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Each Fund may purchase asset-backed securities, which represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities.

         BANK OBLIGATIONS. Each Fund may invest in bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars),

U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of HIM, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Market Fund. Each of the Short/Intermediate Bond Fund and the Money Market Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

         Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

         The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks.

         BORROWING. Each Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund's net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

         COMMON AND PREFERRED STOCK. The Equity Funds, the High Yield Bond Fund and the High Yield Select Bond Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

         Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers are more likely to realize more substantial growth or suffer more significant losses than larger or more established issuers. Investments in these companies can be both more volatile and more speculative. The Small-Cap Aggressive Growth Fund, the Small-Cap Opportunity Fund, and the Small-Cap Value Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

         CONVERTIBLE SECURITIES. The Equity Funds and the Fixed Income Funds may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

         See additional information on ratings and debt obligations below under "Debt Securities" and in Appendix A of this SAI.

         DEBT SECURITIES. Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, debentures, notes, Government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security's maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.

         Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fixed Income Fund's investment objective depends in part on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

         The rating or quality of a debt security refers to the issuer's creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody's Investors Service, Standard & Poor's, or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

         High Yield Debt Securities. Securities rated "BB", "B", or "CCC" by Standard & Poor's ("Ba" or lower by Moody's) are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC". Such securities are frequently referred to as "high yield" securities or "junk bonds". While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" ("Caa" by Moody's) have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         DOLLAR ROLLS. A Fund may enter into a mortgage dollar roll in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until the ultimate sale of the security (without repurchase).

         FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Adviser or Sub-Adviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

         Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN CURRENCY AND FOREIGN CURRENCY FORWARD CONTRACTS, FUTURES, AND OPTIONS. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

         Forward Contracts. Each of the Equity Funds and the Fixed Income Funds, except for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes, either to "lock-in" the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency ("cross hedging"), if in the judgment of the Adviser or Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange.

         Each of the Emerging Markets Fund and the International Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Adviser or Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits which will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses which will reduce their gross income. Such transactions, therefore, could be considered speculative.

         The Funds have established procedures consistent with statements by the Commission and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

         Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Fund or the International Fund may invest. This may limit a Fund's ability to effectively hedge its investments in those emerging markets.

         Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser or Sub-Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

         Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

         Foreign Currency Options. Each of the Emerging Markets Fund, the International Fund and the Small-Cap Aggressive Growth Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

         A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over-the-counter. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

         FOREIGN INVESTMENT COMPANIES. Some of the countries in which the Emerging Markets Fund, the International Fund or the Small-Cap Aggressive Growth Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         FOREIGN SECURITIES. Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         The Emerging Markets Fund, the International Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, and the High Yield Select Bond Fund may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities ("Depositary Receipts"). Each of the Equity Funds also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

         Each of the Emerging Markets Fund, the International Fund, the High Yield Bond Fund, and the High Yield Select Bond Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

         Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

         Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

         Each of the other Equity Funds, except for the Balanced Fund, may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Fund, the Bond Fund, the High Yield Bond Fund, the High Yield Select Bond Fund and the Short/Intermediate Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

         On January 1, 1999, the European Monetary Union introduced a new single currency, the Euro, which replaced the national currencies of participating member nations. The adoption of the Euro does not reduce the currency risk presented by the fluctuations in value of the U.S. dollar relative to other currencies and, in fact, currency risk may be magnified. Also, increased market volatility may result.

         FUNDING AGREEMENTS. Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board of the state where they are executed.

         GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U. S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not legally obligated to do so.

         GUARANTEED INVESTMENT CONTRACTS. Each of the Bond Fund, the Short/Intermediate Bond Fund, and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by

U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

         ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may invest up to 15% (10% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Under the supervision of the Trust's Board of Trustees, the Adviser and Sub-Adviser determine and monitor the liquidity of portfolio securities.

         Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

         The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. Each Equity Fund and Fixed Income Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of each portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Adviser or the Sub-Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of those securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount, which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted, based on the current value of the futures contract, by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by Standard & Poor's ("S&P") or A or higher by Moody's Investors Service ("Moody's"), began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fixed Income Funds may utilize any such contracts and associated put and call options for which there is an active trading market.

         Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then-current level of the indices upon which its futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will segregate appropriate liquid securities equal to the market value of the futures contracts.

         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

         A Fund's successful use of index futures contracts and options on indices depends upon the Adviser's or Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See additional risk disclosure below under "Interest Rate Futures Contracts and Related Options."

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. Each Equity Fund and Fixed Income Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.
S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Tax Information" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Adviser's or Sub-Adviser's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Adviser or Sub-Adviser anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure above under "Index Futures Contracts and Options on Index Futures Contracts."

         INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

         Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided below in the section "Master Fund/Feeder Fund Structure", (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. See additional information concerning permitted investments in non-U.S. investment companies above under "Foreign Investment Companies".

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Adviser or Sub-Adviser, are of investment quality comparable to other permitted investments of a Fund may be used for Letter of Credit-backed investments.

         MORTGAGE-RELATED SECURITIES. All Equity Funds, the Bond Fund, the High Yield Bond Fund, the High Yield Select Bond Fund, the Intermediate Government Bond Fund, and the Short/Intermediate Bond Fund and may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on the underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in this SAI.

         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities generally provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA-guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

         Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Adviser or Sub-Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS. The Balanced Fund, the Bond Fund, the High Yield Bond Fund, the High Yield Select Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund may invest in tax-exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TAX ANTICIPATION NOTES (TANS). An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers commingle various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various other obligations could affect the likelihood of making payments on TANs.

         BOND ANTICIPATION NOTES (BANS). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         REVENUE ANTICIPATION NOTES (RANS). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-Exempt Bond Fund may also invest in: (1) municipal bonds that are rated at the date of purchase "Baa" or better by Moody's or "BBB" or better by S & P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S & P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

         PUT AND CALL OPTIONS. Each Equity Fund and Fixed Income Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is "covered" if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust has agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REAL ESTATE INVESTMENT TRUSTS (REITS). Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

         REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

         REVERSE REPURCHASE AGREEMENTS. Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

         A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the Fund's net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees.

         RULE 2A-7 MATTERS. Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

         The Money Market Fund may not invest more than 5% of its total assets in second tier securities nor more than the greater of 1% of its total assets or $1 million in the second tier securities of a single issuer. The Tax-Exempt Money Market Fund may not invest more than 5% of its total assets in second tier "conduit securities" (as defined in Rule 2a-7), nor more than 1% of its total assets or $1 million (whichever is greater) in second tier conduit securities issued by a single issuer. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

         Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

         SECURITIES LENDING. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's total assets if cash or cash-equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser or Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, the Sub-Adviser or the Distributor.

         SHORT SALES. With respect to the Emerging Markets Fund and the International Fund, when a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


         A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high-grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

         The Emerging Markets Fund and the International Fund may sell securities short-against-the-box to hedge unrealized gains on portfolio securities. If a Fund sells securities short-against-the-box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

         SOVEREIGN DEBT. The Emerging Markets Fund, the International Fund, the High Yield Bond Fund and the High Yield Select Bond Fund may invest in "sovereign debt," which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign-debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing their rights thereunder.

         The Fixed Income Funds may invest in "sovereign debt" that is U.S. dollar-denominated and investment-grade.

         STAND-BY COMMITMENTS. Each of the Balanced Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund's net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

         TEMPORARY INVESTMENTS. When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money-market investments. These money-market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

         For temporary defensive purposes, during periods in which the Adviser or Sub-Adviser believes changes in economic, financial or political conditions make it advisable, the Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the International Fund and the Emerging Markets Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and
(e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Adviser or Sub-Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's or S&P (i.e., rated at least A).

         WARRANTS. The Equity Funds, the High Yield Bond Fund, and the High Yield Select Bond Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Trust's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.


                                     RATINGS

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund's permissible limit. However, the Adviser or the Sub-Adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust's Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI. For additional information on ratings, see Appendix A to this SAI.


                             INVESTMENT RESTRICTIONS

         (1) No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (2) No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (3) No Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,
(ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Fund, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (4) No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

         (5) No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

         (6) No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

         (7) No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33-1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

         (8) No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

         (9) No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

         (10) No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the SEC.

         (11) No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.

         (12) No Fund may invest more than 15% (10% in the case of a Money Market Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

         (13) No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are "when issued" or "when distributed" securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.

         (14) As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

         (15) The High Yield Bond Fund may not invest in the securities of another registered investment company or registered unit investment trust in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

         The investment restrictions numbered 3 - 10 and number 14 are fundamental policies of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Beneficial Interest". Investment restriction number 14 permits the Funds to adopt a Master Fund/Feeder Fund structure, as described in the next section.

         Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         Certain Funds have an investment policy to invest, under normal circumstances, at least 80% of the value of their assets, in a particular type of investment or investment concentration that is suggested by their names (as described in the Funds' prospectus). If any one of those Funds changes its investment policy, it will notify its shareholders in writing at least 60 days prior to any change in that policy.


                        MASTER FUND/FEEDER FUND STRUCTURE

         The Shareholders and the Board of Trustees have approved a proposal that permits each Fund to invest substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to any such actual investment, however, the Board of Trustees would be required to approve the transaction and shareholders would be notified.

         Although the Board of Trustees has not determined that any of the Funds (other than the High Yield Bond Fund and the High Yield Select Bond Fund (see below)) should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund" under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

         Any Master Fund in which a Feeder Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Feeder Fund. Accordingly, by investing in a Master Fund, the Feeder Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Feeder Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Feeder Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Feeder Fund due to differences in Feeder Fund expenses.

         By investing substantially all of its assets in a Master Fund, a Feeder Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds is expected to achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

         If a Fund invests substantially all of its assets in a Master Fund, the Fund would no longer require portfolio management services. For this reason, if the Board of Trustees were to convert a Fund into a Feeder Fund, the existing investment advisory agreement between the Trust and the Adviser relating to that Fund would be terminated, although the Feeder Fund would continue to have an administration agreement with the Adviser or another party for the provision of certain administrative services on terms approved by the non-interested Trustees of the Trust.

         A Feeder Fund may withdraw its investment in a Master Fund at any time if the Board of Trustees determines that it is in the best interests of the shareholders of the Feeder Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Feeder Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retaining of an investment adviser to directly invest the Feeder Fund's assets in accordance with its investment objective and policies.

         Whenever a Feeder Fund is asked to vote on a proposal by the Master Fund, the Feeder Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

         Once its assets are invested in a Master Fund, a Feeder Fund will value its holdings (i.e., shares issued by the Master Fund) at their fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Feeder Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which would be the same time and days that the Feeder Fund uses for this purpose.

         Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the Trust, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of Feeder Fund shareholders; under certain circumstances (e.g., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's trustees. Shareholders also have the right to remove one or more trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

         Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as a Feeder Fund) could redeem all or any portion of its investment at any time at net asset value.

         Tax Considerations. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Funds or their shareholders. As a condition of and prior to implementation of conversion of a Fund to a Master Fund/Feeder Fund Structure, the Trust would either obtain a private letter ruling from the Internal Revenue Service or receive an opinion of counsel that no gain or loss for Federal income tax purposes would be recognized by the Feeder Fund, the Master Fund, or the shareholders of the Feeder Fund in connection with the transfer of the Feeder Fund's assets to the Master Fund in exchange for shares of beneficial interest in the Master Fund.

         A Feeder Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Feeder Fund must meet certain income, distribution, and diversification requirements. It is expected that any Feeder Fund's investment in a Master Fund will satisfy these requirements. Provided that each Feeder Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Feeder Fund would not pay any Federal income or excise taxes. A Master Fund may qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to a Feeder Fund will be distributed by the Feeder Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on that Feeder Fund's shareholders.

         High Yield Bond Fund and High Yield Select Bond Fund. The High Yield Select Bond Fund (the "Feeder") seeks to achieve its objective by investing all of its investable assets in the High Yield Bond Fund (the "Master"), which has an investment objective identical to that of the Feeder. The Board of Trustees has approved this Master Fund/Feeder Fund structure.

         The Master is a series of the Trust. The Declaration of Trust of the Trust provides that the Feeder and other investors in the Master will be liable for all obligations of the Master that are not satisfied by the Master. However, the risk of the Feeder incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Master was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Feeder nor its shareholders will be adversely affected by reason of the Feeder's investing in the Master.

         The common investment objectives of the Feeder and the Master are non-fundamental and may be changed without shareholder approval, subject, however, to at least 60 days' advance written notice to each Fund's shareholders.

         The fundamental investment policies of the Feeder and the Master can be changed only with shareholder approval. If the Feeder, as an investor in the Master, is requested to vote on a change in a fundamental policy of the Master or any other matter pertaining to the Master, the Feeder will solicit proxies from its shareholders and vote its interest in the Master for and against such matters proportionately to the instructions to vote for and against such matters received from Feeder shareholders. The Feeder will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Feeder shareholders will receive a majority of votes cast by all investors in the Master. If other investors hold a majority interest in the Master, they could have voting control over the Master.

         The Feeder may withdraw its investment in the Master at any time if the Board of Trustees determines that it is in the best interests of the shareholders of the Feeder to do so or if the investment policies or restrictions of the Master were changed so that they were inconsistent with the policies and restriction of the Feeder. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Feeder in another pooled investment entity having substantially the same investment objective as the Feeder or the retaining of an investment adviser to directly invest the Feeder's assets in accordance with its investment objective and policies. The Feeder's inability to find a substitute Master or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Feeder's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Feeder. Should such a distribution occur, the Feeder would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Feeder and could affect the liquidity of the Feeder.


                         TRUSTEES AND EXECUTIVE OFFICERS

         Responsibility for overall management of the Trust and the Funds rests with the Board of Trustees in accordance with Massachusetts law. The names of the Trustees and officers of Trust, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below.

                                  TERM OF                                            NUMBER OF
                                OFFICE AND                                          PORTFOLIOS
                                YEAR FIRST                                            IN FUND
                                 ELECTED OR                                           COMPLEX
NAME, POSITION(S) WITH TRUST   APPOINTED TO     PRINCIPAL OCCUPATION(S) DURING         OVERSEEN            OTHER
           AND AGE               OFFICE/1/            PAST FIVE YEARS                BY TRUSTEE       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst, 64, Trustee       Since 1995    Chairman Emeritus, Jones Lang              22       Director, Florida
and Chairman of the Board of                   LaSalle, formerly named LaSalle                     Office Property
Trustees                                       Partners Ltd. (real estate                          Company, Inc. (real
  200 E. Randolph Drive                        investment manager and consulting                   estate investment
  43rd Floor                                   firm).                                              fund); Trustee,
  Chicago, IL  60601                                                                               Henderson Global Funds
                                                                                                   (7 portfolios); and
                                                                                                   President, KCI Inc.
                                                                                                   (Private S Corporation
                                                                                                   investing in non-public
                                                                                                   investments).

Valerie B. Jarrett, 47,          Since 1999    Executive Vice President, The              22       Director, USG
Trustee                                        Habitat Company (residential                        Corporation (building
  350 W. Hubbard Street                        property developer), and Chairman                   materials
  Chicago, IL  60610                           and Chief Executive Officer, Chicago                manufacturer), The
                                               Transit Authority.                                  Chicago Stock
                                                                                                   Exchange, and
                                                                                                   Navigant Consulting,
                                                                                                   Inc.; Trustee,
                                                                                                   University of Chicago.

John W. McCarter, Jr., 65,       Since 1995    President and Chief Executive              22       Chairman, Divergence
Trustee                                        Officer, The Field Museum of Natural                L.L.C. (biotechnology
  1400 S. Lake Shore Drive                     History; formerly Senior Vice                       firm); Director, W.W.
  Chicago, IL  60605                           President and Director, Booz-Allen &                Grainger, Inc.
                                               Hamilton, Inc. (consulting firm).                   (industrial distributor)
                                                                                                   and A.M. Castle, Inc.
                                                                                                   (metals distributor); and
                                                                                                   Trustee, Janus
                                                                                                   Adviser Series, Janus
                                                                                                   Aspen Series and
                                                                                                   Janus Investment Fund
                                                                                                   (52 portfolios).

Paula Wolff ,58, Trustee         Since 1998    Senior Executive, Chicago Metropolis       22       Vice Chair,
  30 W. Monroe Street                          2020 (civic organization), since                    University of Chicago
  18th Floor                                   2000.  President, Governors State                   Board of Trustees;
  Chicago, IL  60603                           University, prior thereto.                          Chair, University of
                                                                                                   Chicago Hospitals;
                                                                                                   and Director, Ariel
                                                                                                   Capital Management,
                                                                                                   Inc. (investment
                                                                                                   manager).

----------------------------------
/1/      A Trustee shall retire at the end of the calendar year in which the
         Trustee attains the age of 72 years. The President, Treasurer and
         Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.


                                       33

                                  TERM OF                                            NUMBER OF
                                OFFICE AND                                          PORTFOLIOS
                                YEAR FIRST                                            IN FUND
                                 ELECTED OR                                           COMPLEX
NAME, POSITION(S) WITH TRUST   APPOINTED TO     PRINCIPAL OCCUPATION(S) DURING         OVERSEEN            OTHER
           AND AGE               OFFICE/1/             PAST FIVE YEARS                BY TRUSTEE       DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST:
Peter P. Capaccio, 46,           Since 2001    Senior Vice President, Harris Trust        N/A               N/A
President                                      and Savings Bank.
  111 W. Monroe Street
  Chicago, IL  60603

Ishwar D. Gupta, 60, Vice        Since 2001    Senior Vice President, Harris Trust        N/A               N/A
President and Assistant                        and Savings Bank.
Secretary
  111 W. Monroe Street
  Chicago, IL  60603

Merrill J. Sklenar, 57, Vice     Since 2001    Vice President, Harris Trust and           N/A               N/A
President and Assistant                        Savings Bank.
Secretary
  111 W. Monroe Street
  Chicago, IL  60603

David C. Lebisky, 30,            Since 2001    Assistant Vice President, PFPC Inc.        N/A               N/A
Secretary                                      (mutual fund administrator).
  103 Bellevue Parkway
  Wilmington, DE  19809

Thomas J. Ryan, 61,              Since 2001    Vice President and Director of             N/A               N/A
Treasurer and Principal                            Accounting, PFPC Inc.
Financial and Accounting
Officer
  103 Bellevue Parkway
  Wilmington, DE  19809

L. Linn Solano, 51,              Since 2001    Assistant Vice President, PFPC Inc.        N/A               N/A
Assistant Treasurer
  103 Bellevue Parkway
  Wilmington, DE  19809

         Mr. Gerst, Mr. McCarter, Ms. Jarrett and Ms. Wolff serve as members of the Audit Committee and Governance Committee. The Audit Committee selects the auditors and confers with the auditors regarding the scope and results of the audit. The Governance Committee makes recommendations to the Board of Trustees regarding candidates for election as non-interested Trustees. Neither the Governance Committee nor the Board of Trustees will consider shareholder recommendations regarding candidates for election as Trustees; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of Trust. During the 2002 fiscal year, the Audit Committee met three times and the Governance Committee did not meet.

         The Trustees of the Trust receive from the Trust an annual aggregate retainer of $20,000 ($30,000 in the case of the Chairman of the Board) and a fee of $3,500 for each meeting of the Board of Trustees attended (or $500 if attendance is by telephone) and a fee for attendance at a meeting of a committee of the Board of Trustees of $1,000 (or $250 if attendance is by telephone), and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The Trust has not adopted any form of retirement plan covering Trustees or officers.

         The following table summarizes the compensation for the year ended December 31, 2002 paid by the Trust to the Trustees of the Trust:

--------------------------------------------------------------------------------
                                              Aggregate           Average
                                          Compensation from   Compensation per
            Name of Person, Position          the Trust             Fund
--------------------------------------------------------------------------------
C. Gary Gerst, Chairman and Trustee            $61,250             $2,784
--------------------------------------------------------------------------------
Edgar R. Fiedler, Trustee (1), (2)             $48,250             $2,193
--------------------------------------------------------------------------------
Valerie B. Jarrett, Trustee (1)                $51,250             $2,330
--------------------------------------------------------------------------------
John W. McCarter, Jr., Trustee                 $57,250             $2,602
--------------------------------------------------------------------------------
Paula Wolff, Trustee (1)                       $50,000             $2,273
--------------------------------------------------------------------------------

----------------------------
(1) For the period ended December 31, 2002, the total amount of compensation payable or accrued pursuant to the Trust's Deferred Compensation Plan for its independent Trustees was $395,985.24 for Mr. Fiedler, $109,404.51 for Ms. Jarrett and $94,514.85 for Ms. Wolff.

(2)      Mr. Fiedler was a Trustee until his death on March 15, 2003.

         The Trust has a deferred compensation plan (the "Plan") that permits any Trustee who is not an "interested person" of the Trust to elect to defer receipt of 100% or 50% of his or her compensation as a Trustee for two or more years. The deferred compensation of a participating Trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the Trustee. The value of the Trustee's deferred account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as designated by the Trustee. At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the Board of Trustees, the Trustee may elect to receive distributions in a lump sum or over a period of five years. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

         As of April 4, 2003, Trustees and officers of the Trust collectively did not hold more than 1% of the outstanding shares of any Class of any Fund with sole or shared power over investment or voting except the N Shares class of the Emerging Markets Fund (5.5%), the Equity Income Fund (1.2%), the International Fund (2.3%) and the High Yield Select Bond Fund (5.3%).

         The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the Trustees in each Fund and in the aggregate in the Trust as of December 31, 2002.

-----------------------------------------------------------------------------------------------------------------------
                                                              Dollar Range of Equity      Aggregate Dollar Range of
                                       Each Fund              Securities in each Fund   Equity Securities in the Trust
     Name of Trustee              Beneficially Owned            Beneficially Owned*          Beneficially Owned*
     ---------------              ------------------            ------------------           ------------------
-----------------------------------------------------------------------------------------------------------------------
C.Gary Gerst                Equity                                  $1-$10,000                  Over $100,000
                            Emerging Markets                        $1-$10,000
                            Small-Cap Value                      $50,001-$100,000
                            Small-Cap Aggressive Growth          $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------


                                       35

-----------------------------------------------------------------------------------------------------------------------
Edgar R. Fielder (1)        Short/Intermediate Bond               $10,001-$50,000              $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr.       Equity                                $10,001-$50,000              $50,001-$100,000
                            Equity Income                         $10,001-$50,000
                            International                         $10,001-$50,000
                            High Yield Select Bond
                            (formerly named Convertible
                            Securities)                           $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Paula Wolff                 International                           $1-$10,000                 $10,001-$50,000
                            Emerging Markets                        $1-$10,000
-----------------------------------------------------------------------------------------------------------------------

         (1)      Mr. Fiedler was a Trustee until his death on March 15, 2003.

         * The dollar range for the securities in the table was determined using the net asset value of a Fund as of the close of business on December 31, 2002.

     No Trustee owns beneficially or of record, any security of the Adviser, PFPC Distributors, Inc. (the "Distributor") or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 4, 2003, the principal holders of the A Shares, B Shares, N Shares, Service Shares, Exchange Shares and Institutional Shares of each Fund of the Trust were as follows:

         The principal holders of A Shares of the Balanced Fund were Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Mar Nenon Trust; Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Mark E. Regole IRA, PO Box 3411, St. Charles, IL 60174; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of D. P. Scalf; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Electa Himmelberger IRA, 4 Valley Forge Circle, West Boyleston, MA 01583, which held of record 4,747 shares (21.9%); 4,078 shares (18.8%); 2,977 shares (13.7%); 2,904 shares (13.4%); and 1,771 shares (8.2%), respectively, of the outstanding A Shares of the Fund. The principal holders of the B Shares of the Balanced Fund were First Clearing Corp., 717 17th Street, Suite 2600, Denver, CO 80202, on behalf of Jacob Bernard Abrams Estate, 1809 Brewton Court, Wilmington, NC 28403; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Farabaugh-Hood; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Alice M. Rosile, 38 Sugar Cane Drive, Boardman, OH 44512; and Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 2,562 shares (24.1%); 2,192 shares (20.6%); 1,236 shares (11.6%); and 545 shares (5.1%), respectively, of the outstanding B Shares of the Fund. The principal holders of the N Shares of the Balanced Fund were PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO David P. Sanes Money Purchase Plan, 9451 N. Lockwood Avenue, Skokie, IL 60077; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Fidelity Investments - FIIOC, 100 Magellan Way, Covington, KY 41015, as agent for the Kroeschell Inc. Contributory Profit Sharing/401(k) Plan; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Kathy Richland Photography Profit Sharing Plan, 839 W. Wrightwood Avenue, Chicago, IL 60614, which held of record 29,799 shares (18.1%); 23,619 shares (14.3%); 17,881 shares (10.8%); and 10,947 shares (6.6%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Balanced Fund was Harris Trust and Savings Bank, 111 W. Monroe Street,

Chicago, IL 60603, which held of record 4,048,043 shares (99.8%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Core Equity Fund were PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Lorraine A. Gorski IRA, PO Box 1418, Barrington, IL 60011; and the Carlee Family Limited Partnership, 5040 Arbor Lane, Northfield, IL 60093, which held of record 4,073 shares (14.5%); and 3,661 shares (13.0%), respectively, of the outstanding A Shares of the Fund. The principal holders of B Shares of the Core Equity Fund were Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf Farabaugh-Hood; and Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 1,546 shares (38.9%); and 1,084 shares (29.8%), respectively, of the outstanding B Shares of the Fund. The principal holder of N Shares of the Core Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 45,471 shares (20.4%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Core Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 5,823,329 shares (97.1%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Emerging Markets Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Herring IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Archacki IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Carrion IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Miles IRA; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Coe IRA, which held of record 5,412 shares (30.7%); 1,812 shares (10.3%); 1,221 shares (6.9%); 1,221 shares (6.9%);
1,208 shares (6.8%); and 906 shares (5.1%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Emerging Markets Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Thomas H. Ruben, 55 E. Bellevue Place, Chicago, IL 60611; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Ruth Ochs, 1617 St. Anne Road, Charlottesville, VA 22901, which held of record 14,645 shares (29.4%); 6,702 shares (13.5%); 5,968 shares (12.0%); and 3,351 shares (6.7%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Emerging Markets Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 16,687,204 shares (95.9%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Equity Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf P. Nenon; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Valda Perkins; Julia Berger Revocable Living Trust, 11349 S. Roberts Road, Palos Hills, IL 60465; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Lori Schrall IRA, 234 Iroquois Avenue, Pittsburgh, PA 15237, which held of record 4,654 shares (19.9%); 4,058 shares (17.3%); 2,796 shares (11.9%); 1,724 shares (7.4%); and
1,320 shares (5.6%), respectively, of the outstanding A Shares of the Fund. The principal holders of B Shares of the Equity Fund were Bear Stearns Securities Corp., Benefit of Customers, 1 Metrotech Center North, Brooklyn, NY 11201; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf Farabaugh-Hood, which held of record 15,863 shares (60.7%); and 2,572 shares (9.9%), respectively, of the outstanding B Shares of the Fund. The principal holders of N Shares of the Equity Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Fidelity

Investments - FIIOC, Agent for Hollinee LLC 401(k) Savings Plan, 100 Magellan Way, Covington, KY 41015, which held of record 199,298 shares (16.6%); 118,038 shares (9.8%); and 61,850 shares (5.2%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 23,541,010 shares (87.5%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Equity Income Fund were Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of J. Meyer; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Sfeir IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Darrell I. Bullard IRA, 1003 Fairway Drive, Effingham, IL 62401; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Dale G. and Patti J. Ochs, RR 1 Box 264, New Bethlehem, PA 16242; Parker Hunter Inc., 600 Grant Street, Pittsburgh, PA 15219, on behalf of Robert A. Miller IRA, 4953 Cline Hollow Road, Murrysville, PA 15668; and Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 3,029 shares (12.9%); 2,492 shares (10.6%); 2,220 shares (9.5%); 1,934 shares (8.2%); 1,302 shares (5.5%); and 1,280 shares (5.5%), respectively, of the outstanding A Shares of the Fund. The principal holder of B Shares of the Equity Income Fund were Bear Stearns Securities Corp., Benefit of Customers, 1 Metrotech Center North, Brooklyn, NY 11201; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Torrance J. Greco IRA, 100 Lynne Haven Drive, Beaver, PA 15009; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Sandfry IRA, which held of record 4,845 shares (39.4%); 4,212 shares (34.3%); and 2,020 shares (16.4%), respectively, of the outstanding B Shares of the Fund. The principal holder of N Shares of the Equity Income Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 134,279 shares (56.8%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Equity Income Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 2,651,347 shares (97.6%) of the outstanding Institutional Shares of the Fund.

         The principal holder of B Shares of the Index Fund was Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of T. Tullio Family; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of N. McPherson IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Farabaugh-Hood; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of J. Archacki IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Herring IRA; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Justin Exca; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Rehner IRA, which held of record 4,348 shares (13.7%); 3,948 shares (12.4%); 2,748 shares (8.7%); 2,606 shares
(8.2%); 2,580 shares (8.1%); 1,782 shares (5.6%); and 1,770 shares (5.6%) of the outstanding B Shares of the Fund. The principal holder of N Shares of the Index Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 225,487 shares (25.6%) of the outstanding N Shares of the Fund. The principal holders of the Institutional Shares of the Index Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and The University of Chicago Hospitals, 5841 S. Maryland Avenue, Chicago, IL 60637, which held of record 16,240,082 shares (86.1%) and 2,312,876 shares (12.3%), respectively, of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the International Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Martin P. Olszowy IRA, 73 Denise Drive,

Cheektowaga, NY 14227, which held of record 321 shares (70.7%); and 132 shares (29.1), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the International Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Thomas H. Ruben, 55 E. Bellevue Place, Chicago, IL 60611; Karen Toole Verbica Revocable Trust, PO Box 7933, San Jose, CA 95150; and M & I Trust Company, PO Box 2977, Milwaukee, WI 53201, on behalf of Chicago Trust Company, FBO DuPage Radiologist SC, which held of record 19,499 shares (16.4%); 17,380 shares (14.6%); 8,211 shares (6.9%); and 6,846 shares (5.8%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the International Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 12,935,098 shares (92.8%) of the outstanding Institutional Shares of the Fund.

         The principal holder of Institutional Shares of the Small-Cap Aggressive Growth Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 737,493 shares (90.9%) of the outstanding Institutional Shares of the Fund.

         The principal holder of A Shares of the Small-Cap Opportunity Fund was Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 10,254 shares (17.2%) of the outstanding A Shares of the Fund. The principal holders of B Shares of the Small-Cap Opportunity Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, FBO of Peter A. Kazmierczak IRA, 3565 Red Oak Court, Grove City, OH 43123; and Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201, which held of record 6,728 shares (33.6%); 1,439 shares (7.2%); and 1,232 shares (6.2%), respectively, of the outstanding B Shares of the Fund. The principal holder of N Shares of the Small-Cap Opportunity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 181,446 shares (12.4%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Small-Cap Opportunity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 20,342,449 shares (97.1%) of the outstanding Institutional Shares of the Fund.

         The principal holder of A Shares of the Small-Cap Value Fund was Rodney
M. and Mary S. Chopp, 46640 Pilgrim Road, Houghton, MI 49931, which held of record 1,355 shares (5.7%) of the outstanding A Shares of the Fund. The principal holders of B Shares of the Small-Cap Value Fund were Paine Webber, Inc., 100 Harbor Boulevard, Weehawken, NJ 07087, on behalf of the Michael J. Roberts Trust, 245 Linden Drive, Boulder, CO 80304; and National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Torrance J. Greco IRA, 100 Lynne Haven Drive, Beaver, PA 15009, which held of record 3,215 shares (17.0%); and 1,072 shares (5.7%), respectively, of the outstanding B Shares of the Fund. The principal holders of N Shares of the Small-Cap Value Fund were Charles Schwab & Co., Inc., Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94110; and Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 29,468 shares (20.1%); and 9,030 shares (6.1%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Small-Cap Value Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 6,563,293 shares (93.6%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and Parker Hunter, Inc., 600 Grant Street, Pittsburgh, PA 15219, on behalf of Keystone Conference Loan Fund, 1423 Keller Avenue, Williamsport, PA 17701, which held of record 33,199 shares (39.4%); and 14,386 shares (17.1%), respectively, of the outstanding shares of A Shares of the Fund. The principal holders of B Shares of the Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; National Financial Services Corp., PO Box

3908, Church Street Station, New York, NY 10008, on behalf of Frank P. Paoli, Sr. Rollover IRA, 1944 SE 21st Street, Cape Coral, FL 33990; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Stephen J. Jr. and Brenda J. Worob, 101 Grandview Avenue, Morrisville, PA 19067; and National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of George J. Jr. and Margaret M. Zimmer, 14 Red Cedar Drive, Hamilton, NJ 08690, which held of record 8,513 shares (16.9%); 6,556 shares (13.0%); 4,031 shares (8.0%); and 2,589 shares (5.1%), respectively, of the outstanding shares of B Shares of the Fund. The principal holders of the N Shares of the Bond Fund were Harris Trust and Savings Bank, 111
W. Monroe Street, Chicago, IL 60603; Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and DARHAP CO, c/o Horizon Trust, 515 Franklin Street, Michigan City, IN 46360, which held of record 129,435 shares (26.8%); 92,137 shares (19.1%); and 40,481 shares (8.4%), respectively, of the outstanding shares of the N Shares of the Fund. The principal holder of Institutional Shares of the Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 18,254,229 shares (88.4%) of the outstanding Institutional Shares of the Fund.

         The principal holders of Institutional Shares of the High Yield Bond Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Harris Insight High Yield Select Bond Fund, which held of record 1,498,492 shares (57.6%); and 1,102,809 shares (42.4%), respectively, of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the High Yield Select Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Bear Stearns Securities Corp., Benefit of Customers, 1 Metrotech Center North, Brooklyn, NY 11201; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Mark L. Mengel Rollover IRA, 141 Biskup Lane, Monaca, PA 15061; and National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Marilee E. Alexander, 1138 Walnut Street, Monaca, PA 15061, which held of record 1,451 shares (38.9%); 731 shares (19.6%); 566 shares (15.2%); and 465 shares (12.5%)
of the outstanding A Shares of the Fund. The principal holders of N Shares of the High Yield Select Bond Fund were Penfirn Company, FBO 500632 Corporation Partnership, PO Box 3327, Omaha, NE 68103; Penfirn Company, FBO 500633 Corporation Partnership, PO Box 3327, Omaha, NE 68103; Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Herbert A. Bernhard IRA, 1900 Avenue of the Stars, Los Angeles, CA 90067; Southwest Securities, Inc., PO Box 509002, Dallas, TX 75250, on behalf of Jairus E. Meilahn IRA; and John W. McCarter Jr. Trust, 575 Thornwood Lane, Northfield, IL 60093, which held of record 3,010 shares (14.0%); 3,010 shares (14.0%); 2,402 shares (11.2%); 1,380 shares (6.4%); 1,336 shares (6.2%); and 1,135 shares (5.3%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the High Yield Select Bond Fund was Harris Trust and Savings Bank, 111
W. Monroe Street, Chicago, IL 60603, which held of record 727,355 shares (94.0%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Intermediate Government Bond Fund were National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Credit Lyonnais Money Purchase Plan, 1301 Avenue of the Americas, New York, NY 10019; Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Pickering Trust; and Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 27,526 shares (19.0%); 16,138 shares (11.1%); and 9,809 shares (6.8%), respectively, of the outstanding A Shares of the Fund. The principal holder of B Shares of the Intermediate Government Bond Fund was U.S Clearing Corp., Benefit of Customers, 26 Broadway, New York, NY 10004; Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO Kathyleen Hedrick IRA, 503 Tomahawk

Trail, Brandon, FL 33511, which held of record 11,344 shares (15.3%); 7,586 shares (10.3%); and 3,826 shares (5.2%), respectively, of the outstanding B Shares of the Fund. The principal holders of N Shares of the Intermediate Government Bond Fund were Fidelity Investments - FIIOC, Agent for DoAll Group Profit Sharing Plan, 100 Magellan Way, Covington, KY 41015; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Fidelity Investments
- FIIOC, Agent for Gerber Profit Sharing Retirement and Savings Plan, 100 Magellan Way, Covington, KY 41015, which held of record 400,739 shares (36.4%); 329,348 shares (29.9%); and 95,808 shares (8.7%), respectively, of the outstanding N Shares of the Fund. The principal holder of the Institutional Shares of the Intermediate Government Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 3,883,459 shares (92.2%) of the outstanding Institutional Shares of the Fund.

         The principal holder of A Shares of the Intermediate Tax-Exempt Bond Fund was Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 78,305 shares (42.0%) of the outstanding A Shares of the Fund. The principal holders of B Shares of the Intermediate Tax-Exempt Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and Wayne and Sandra Mazur Revocable Trust, 8509 Barn Owl Lane, San Antonio, TX 78255, which held of record 30,467 shares (60.0%); and 4,472 shares (8.8%), respectively, of the outstanding B Shares of the Fund. The principal holders of N Shares of the Intermediate Tax-Exempt Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Templeton Trust, which held of record 442,275 shares (45.4%); and 56,729 shares (5.8%), respectively, of the outstanding N Shares of the Fund. The principal holder of the Institutional Shares of the Intermediate Tax-Exempt Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 21,969,819 shares (95.5%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Short/Intermediate Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and Raymond James Associates Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, on behalf of Trinter Family, which held of record 60,649 shares (22.2%); and 17,474 shares (6.4%), respectively, of the outstanding A Shares of the Fund. The principal holders of B Shares of the Short/Intermediate Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19806, Custodian FBO James D. Gray SEP IRA, 14 Kimberly Drive, Latrobe, PA 15650, which held of record 4,332 shares (7.6%); and 3,042 shares (5.4%), respectively, of the outstanding B Shares of the Fund. The principal holders of N Shares of the Short/Intermediate Bond Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Charles Schwab & Co., Inc., Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94110, which held of record 154,177 shares (17.2%); and 134,496 shares (15.0%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Short/Intermediate Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 21,194,192 shares (92.6%) of the outstanding Institutional Shares of the Fund.

         The principal holders of A Shares of the Tax-Exempt Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; Gary J. Gabel Revocable Living Trust, 4079 Old Dominion, West Bloomfield, MI 48323; and Lisa A. Gabel Revocable Living Trust, 4079 Old Dominion, West Bloomfield, MI 48323, which held of record 90,675 shares (16.9%); 90,469 shares (16.9%); and
89,915 shares (16.8%), respectively, of the outstanding A Shares of the Fund. The principal holders of B Shares of the Tax-Exempt Bond Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; First Clearing Corp., 717 17th Street, Suite 2600, Denver, CO 80202, on behalf of Betty Keen, 188A Hunter Road, Titusville, NJ 08560; Wayne and Sandra Mazur Revocable Trust, 8509 Barn Owl Lane, San Antonio, TX 78255; and Mark P. Nahin Trust, 315 Aspen

Lane, Highland Park, IL 60035, which held of record 28,286 shares (35.3%); 5,415 shares (6.8%); 4,617 shares (5.8%); and 4,529 shares (5.7%) of the outstanding B Shares of the Fund. The principal holder of N Shares of the Tax-Exempt Bond Fund was Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303, which held of record 733,814 shares (34.7%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Tax-Exempt Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 8,836,985 shares (95.0%) of the outstanding Institutional Shares of the Fund.

         The principal holders of N Shares of the Government Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Harris Bank Barrington, 2000 S. Finley Road, Lombard, IL 60148; Harris Bank Hinsdale, 200 S. Finley Road, Lombard, IL 60148 and The Harris Bank N.A., 2000
S. Finley Road, Lombard, IL 60148, which held of record 185,191,782 shares (69.3%); 21,184,694 shares (7.9%); 15,084,259 shares (5.7%); and 14,676,494 shares (5.5%), respectively, of the outstanding N Shares of the Fund. The sole holder of Service Shares of the Government Money Market Fund was Pershing LLC, Exclusive Benefit of Harris Insight Money Fund Customer Accounts, 1 Pershing Plaza, Jersey City, NJ 07399, which held of record 242,303,646 shares (100.0%) of the outstanding Service Shares of the Fund. The principal holder of Institutional Shares of the Government Money Market Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 224,353,642 shares (98.3%) of the outstanding Institutional Shares of the Fund.

         The principal holders of B Shares of the Money Market Fund were Pershing LLC, Benefit of Customers, PO Box 2052, Jersey City, NJ 07303; and McDonald Investments Inc., Benefit of Customers, 4900 Tiedeman Road, Brooklyn, OH 44144, which held of record 15,129 shares (86.9%); and 2,290 shares (13.1%), respectively, of the outstanding B Shares of the Fund. The principal holder of the N Shares of the Money Market Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 932,161,350 shares (78.3%) of the outstanding N Shares of the Fund. The sole holder of Service Shares of the Money Market Fund was Pershing LLC, Exclusive Benefit of Harris Insight Money Fund Customer Accounts, 1 Pershing Plaza, Jersey City, NJ 07399, which held of record 1,266,219,589 shares (100.0%) of the outstanding Service Shares of the Fund. The principal holders of the Exchange Shares of the Money Market Fund were the Chicago Mercantile Exchange Inc., Customer Segregated Account, 30 S. Wacker Drive, Chicago, IL 60606; the Chicago Mercantile Exchange Inc., Firm Account, 30 S. Wacker Drive, Chicago, IL 60606; and BMO Nesbitt Burns Corp., PO Box 71940, Chicago, IL 60694, on behalf of Harris FCM Client Group, which held of record 324,956,970 shares (62.0%); 120,146,054 shares (23.0%); and
78,304,000 shares (15.0%), respectively, of the outstanding Exchange Shares of the Fund. The principal holders of Institutional Shares of the Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Motorola Inc., 1303 E. Algonquin Road, Schaumburg, IL 60196; and Sears Roebuck Acceptance Corp., 3711 Kennett Pike, Greenville, DE 19807, which held of record 1,638,158,510 shares (37.2%); 700,200,000 shares (15.9%); and 276,089,000 shares
(6.3%), respectively, of the outstanding Institutional Shares of the Fund.

         The principal holder of N Shares of the Tax-Exempt Money Market Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 209,338,480 shares (89.1%) of the outstanding N Shares of the Fund. The sole holder of Service Shares of the Tax-Exempt Money Market Fund was Pershing LLC, Exclusive Benefit of Harris Insight Money Fund Customer Accounts, 1 Pershing Plaza, Jersey City, NJ 07399, which held of record 88,294,155 shares (100.0%) of the outstanding Service Shares of the Fund. The principal holder of Institutional Shares of the Tax-Exempt Money Market Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL

60603, which held of record 858,089,218 shares (98.1%) of the outstanding Institutional Shares of the Fund.

         The shares described above as held by Harris Trust and Savings Bank, Harris Bank Barrington, Harris Bank Hinsdale, and The Harris Bank N.A. are being held on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.


             INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

         INVESTMENT MANAGEMENT. Each of the Funds is advised by Harris Investment Management, Inc. ("HIM" or the "Adviser"). HIM, an investment adviser registered under the Advisers Act, is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

         HIM, subject to review and approval by the Board of Trustees, sets each Fund's investment objective and overall investment strategies and, as more fully described below, provides general management services to each Fund, including overall supervisory responsibility for the management and investment of each Fund's portfolio. An affiliate of HIM, Harris Trust and Savings Bank ("Harris Trust"), an Illinois-state chartered bank and a member of the Federal Reserve System and a wholly-owned subsidiary of Harris Bankcorp, Inc., has overall responsibility, subject to the ongoing supervision of the Trust's Board of Trustees, for administering all operations of the Trust and for providing or arranging for the provision of the overall business management and administrative services necessary for the Trust's operations.

         HIM has entered into a sub-advisory contract with Hansberger Global Investors, Inc. ("Hansberger"). Hansberger, a wholly-owned subsidiary of Hansberger Group, Inc., is an investment adviser registered under the Advisers Act and provides a broad range of portfolio management services to clients in the U.S. and abroad. Hansberger Group, Inc. is majority-controlled by Thomas L. Hansberger, who founded the firm in 1994. Under the sub-advisory contract, Hansberger manages the investment of assets of the Emerging Markets Fund and the International Fund. In carrying out its obligations, Hansberger (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in those Funds' investment portfolios or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for those Funds consistent with those Funds' investment objectives, policies, strategy, and restrictions. HIM remains responsible for the supervision and oversight of Hansberger's performance.

         HIM, Harris Trust, or Hansberger provides to the Funds, among other things, money market, equity and fixed income security research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM and Hansberger analyze key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The investment advisory agreement for each Fund was for an initial term that expired on August 31, 2001. Each agreement continues from year to year thereafter so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board of Trustees of the Trust held on August 5, 2002, called in part for the purpose of voting on the renewal of the Agreements, the Agreements were renewed through August 31, 2003 by the unanimous vote of the Trustees, all whom were "non-interested" trustees of the Trust. The Trustees, considered, among other things, the nature and quality of services provided by the Adviser, including the performance of the respective Funds over various time periods in relation to various indices and comparative fund groups, the profitability to the Adviser of its relationship with the Funds, fall-out benefits from that relationship, economies of scale and comparative fees and expense ratios. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

         HIM or Harris Trust from time to time may offer programs under which it may make payments from its own resources to certain non-profit organizations based on shares of the Funds held by members of the organizations and in an amount up to 0.10% of the value of those shares. Those payments are expenses of HIM or Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

         HIM or Harris Trust from time to time may make payments from its own resources to certain service organizations and financial intermediaries for their services in connection with investments in the Funds made by their clients or customers. Those payments are expenses of HIM or Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

         Portfolio Management. The skilled portfolio management teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and excellent informational resources. The money management philosophy that HIM employs focuses on two key points:

o        Active portfolio management is a key component of superior performance.

o A systematic investment process may increase both consistency and levels of relative performance.

         Experience and creativity, combined with technological support, are most likely to result in successful investment decisions. HIM offers investors that powerful combination for managing their money. More importantly, instead of relying on individual stars to manage its mutual funds, HIM has established a strong professional team of seasoned portfolio managers and analysts. Together, they take a quantitatively-driven approach to investing, focusing on their investors' needs, concerns and investment goals.

         HIM is a leader in the application of analytic techniques used in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential.

         After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks that fail to meet HIM's hurdles are removed from further consideration.

         Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

         HIM actively manages taxable and tax-exempt fixed income securities using a highly disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the best value and stand to benefit from anticipated changes in interest rates.

         Using quantitative models that attempt to ensure competitive results in both rising and falling markets, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models have the ability to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability to, credit assessment of and impact on the overall portfolio.

         The following table shows the dollar amount of fees payable to the Adviser for its services with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. (Prior to May 1, 2001, Harris Trust was the Adviser to the Funds, and HIM served as Portfolio Management Agent pursuant to a Portfolio Management Contract approved by the Trust's Board of Trustees and approved by each Fund's shareholders.)

------------------------------------------------------------------------------------------------------------------------
                          Gross Advisory Fee ($)           Advisory Fee Waived ($)           Net Advisory Fee ($)
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                        2000       2001       2002       2000       2001       2002       2000       2001       2002
------------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund            560,738    590,468    632,623      --         --         --       560,738    590,468    632,623

Money Market Fund     3,221,825  4,566,238  6,265,444     --         --         --      3,221,825  4,566,238  6,265,444

Tax-Exempt Money
Market Fund            945,132   1,068,822  1,124,855     --         --         --       945,132   1,068,822  1,124,855

Bond Fund              968,407   1,449,157  1,437,315   472,047    685,780    727,965    496,360    763,377    709,350

High Yield Bond Fund     --         --       21,588       --         --       21,356       --         --         232

High Yield Select
Bond Fund (formerly
named Convertible
Securities Fund)       364,297    259,855    149,718    66,501     74,948     67,417     297,796    184,907    82,301

Intermediate
Government Bond Fund
                       515,516    455,517    522,454    371,103    368,542    413,020    144,413    86,975     109,434
Intermediate
Tax-Exempt Bond Fund  1,127,475  1,240,633  1,465,340  1,127,475  1,240,633  1,465,340     --         --         --

Short/Intermediate
Bond Fund             2,154,888  1,662,239  1,689,430  1,002,796   825,709    912,360   1,152,092   836,530    777,070

Tax-Exempt Bond Fund
                       651,356    661,577    689,770    651,356    661,577    689,770      --         --         --
Balanced Fund          225,053    340,504    320,157    81,552     105,493    80,038     143,501    235,011    240,119

Core Equity Fund      1,703,197  1,453,143  1,151,598   87,078     137,154    131,401   1,616,119  1,315,989  1,020,197

                                       45

------------------------------------------------------------------------------------------------------------------------
                          Gross Advisory Fee ($)           Advisory Fee Waived ($)           Net Advisory Fee ($)
                      ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                        2000       2001       2002       2000       2001       2002       2000       2001       2002
------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Fund                   517,193    421,074    946,607      --       30,507       --       517,193    390,567    946,607

Equity Fund           3,578,653  2,485,532  2,088,572     --         --         --      3,578,653  2,485,532  2,088,572

Equity Income Fund     528,888    462,126    380,156    48,950     73,390     94,059     479,938    388,736    286,097

Index Fund            1,419,356  1,243,284   991,143    110,014    246,103    257,806   1,309,342   997,181    733,337

International Fund    2,688,199  2,387,081  1,611,693     --         --         --      2,688,199  2,387,081  1,611,693

Small-Cap
Aggressive Growth        --       31,352     64,337       --       30,961     29,856       --         391      34,481
Fund

Small-Cap
Opportunity Fund      4,898,369  4,336,457  3,981,517   68,658     185,496    221,323   4,829,711  4,150,961  3,760,194

Small-Cap Value Fund   925,458   1,656,406  2,098,113   79,315     160,222    215,952    846,143   1,496,184  1,882,161
------------------------------------------------------------------------------------------------------------------------

         HIM has agreed with the Small-Cap Aggressive Growth Fund to waive fees otherwise payable to it, or to reimburse the Fund, to the extent that the annualized ordinary operating expenses of the Institutional Shares of the Fund as a percentage of average daily net assets of the Fund ("Expense Ratio") exceed 1.00% ("Expense Cap"). For any fiscal year of the Fund in which the Expense Ratio of the class would otherwise be less than the lowest Expense Cap applicable to the class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to HIM any amount so waived or reimbursed by HIM during such preceding three years and not previously paid by the Fund to HIM, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.

         The Trust, HIM, Hansberger, Harris Trust, and the Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics limit the circumstances under which persons subject to the respective code invest in securities, including certain securities that may be purchased or held by a Fund or Funds. Each code of ethics has been filed with and is available from the Commission at the address, telephone number, and Internet site given on the back cover of the Trust's prospectus.

         ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN. Harris Trust serves as the Funds' administrator ("Administrator") pursuant to Administration Agreement with the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration and Accounting Services Agreement with PFPC Inc. ("PFPC" or the "Sub-Administrator") on behalf of the Trust. PFPC has agreed to furnish officers for the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

         Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to Transfer Agency Services Agreement with the Trust. The Transfer Agent has entered into Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent") on behalf of the Trust whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. PFPC is an indirect, wholly-owned subsidiary of PNC Bank Corp.

         PFPC Trust Company ("PFPC Trust" or the "Custodian"), 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the assets of the Funds and, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. The Custodian has entered into Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC" or the "Sub-Custodian") on behalf of the Trust whereby the Sub-Custodian performs certain sub-custodian services. PFPC Trust and PNC are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrator and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds of the Trust, payable monthly at an annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million; and 0.1265% of average daily net assets in excess of $600 million. As compensation for its services, the Custodian is entitled to receive a fee based on the aggregate average daily gross assets of the Funds of the Trust, payable monthly at an annual rate of 0.0035% of the average daily gross assets. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

         The following table shows the dollar amount of fees payable to the Administrator for its services with respect to each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fee paid to the Administrator. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

-----------------------------------------------------------------------------------------------------------------------
                         Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2000       2001       2002       2000       2001       2002       2000       2001       2002
-----------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund           453,586    473,189    571,036    238,015    265,732    344,355    215,571    207,457    226,681

Money Market Fund    2,770,302  4,055,641  5,969,278  1,457,380  2,128,063  3,303,371  1,312,922  1,927,578  2,665,907

Tax-Exempt Money
Market Fund           791,935    879,899   1,035,816     --         --       92,571     791,935    879,899    943,245

Bond Fund             253,648    414,801    495,379    18,001     24,001     54,361     235,647    390,800    441,018

High Yield Bond
Fund                    --         --       10,835       --         --         543        --         --       10,292

High Yield Select
Bond Fund
(formerly named
Convertible           99,641     83,511     61,457     17,081     18,001     19,529     82,560     65,510     41,928
Securities Fund)

Intermediate
Government Bond
Fund                  144,451    152,083    204,305    18,001     28,501     43,041     126,450    123,582    161,264

Intermediate
Tax-Exempt Bond       298,524    383,554    546,176      --       18,678     56,840     298,524    364,876    489,336
Fund

Short/Intermediate
Bond Fund             507,408    441,378    538,723    18,001     22,501     56,327     489,407    418,877    482,396

Tax-Exempt Bond
Fund                  172,854    219,590    275,913      --       25,501     45,784     172,854    194,089    230,129

Balanced Fund         77,075     117,052    144,961    18,001     18,001     38,888     59,074     99,051     106,073

Core Equity Fund      316,788    311,008    299,592    18,001     28,501     46,021     298,787    282,507    253,571

Emerging Markets
Fund                  85,672     77,360     190,549    18,001     18,001     37,010     67,671     59,359     153,539



                                       47

-----------------------------------------------------------------------------------------------------------------------
                         Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                       2000       2001       2002       2000       2001       2002       2000       2001       2002
-----------------------------------------------------------------------------------------------------------------------
Equity Fund           831,450    648,560    614,829    18,001     25,501     59,869     813,449    623,059    554,960

Equity Income Fund    137,684    142,173    147,808    18,001     27,001     40,323     119,683    115,172    107,485

Index Fund            898,366    880,390    838,065      --        6,000     49,773     898,366    874,390    788,292

International Fund    442,722    444,033    360,986    18,001     25,501     48,284     424,721    418,532    312,702

Small-Cap
Aggressive Growth
Fund                    --        7,500     18,027       --         --         702        --        7,500     17,325

Small-Cap
Opportunity Fund      791,872    790,517    861,470    18,001     27,001     68,390     773,871    763,516    793,080

Small-Cap Value
Fund                  201,299    391,286    579,575    18,001     28,501     57,791     183,298    362,785    521,784
-----------------------------------------------------------------------------------------------------------------------

         DISTRIBUTOR. PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, is the distributor of shares of the Funds. Prior to January 2, 2001, the Distributor for the Funds was Provident Distributors, Inc. Fees for services rendered by the Distributor (not including sales charges) are paid by the Sub-Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees of the Trust. The Distributor has agreed to furnish officers for the Trust, as required.

         A Shares of the Funds are sold with a maximum front-end sales charge of 5.50%, as described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI. A Shares of the Funds may be subject to a contingent deferred sales charge (CDSC) of up to 1.00%, which is described in those Prospectuses and under "Additional Purchase and Redemption Information" in this SAI. B Shares of the Funds are sold without a front-end sales charge but are subject to a CDSC of up to 5.00%, which is described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI.

         The following table shows the dollar amount of sales charges payable to the distributor with respect to sales of A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the distributor with respect to A Shares of the Funds not mentioned below.

-----------------------------------------------------------------------------------------------------------------------
                                     Aggregate Underwriting       Amount Retained by the
                                        Commissions ($)              Distributor ($)            Amount Reallowed ($)
                                  --------- --------- --------- --------- -------- -------- --------- --------- -------
                                    2000      2001      2002      2000     2001     2002      2000      2001      2002
-----------------------------------------------------------------------------------------------------------------------
Bond Fund                            90      5,131     22,979      5        91      1,130      85      5,040     21,849

High Yield Select Bond Fund
(formerly named Convertible
Securities Fund)                     --      1,521      294        --       81        1        --      1,440      293

Intermediate Government Bond
Fund                                 54      9,080     23,824      4        435     2,169      50      8,645     21,655


                                       48

-----------------------------------------------------------------------------------------------------------------------
                                     Aggregate Underwriting       Amount Retained by the
                                        Commissions ($)              Distributor ($)            Amount Reallowed ($)
                                  --------- --------- --------- --------- -------- -------- --------- --------- -------
                                    2000      2001      2002      2000     2001     2002      2000      2001      2002
-----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond
Fund                                 --      1,869     11,814      --       54       678       --      1,815     11,136

Short/Intermediate Bond Fund        811      7,848     8,541       61       420      707      750      7,428     7,834

Tax-Exempt Bond Fund                 --      21,002    49,962      --       830     3,160      --      20,172    46,802

Balanced Fund                      2,536     10,173    1,948      224       496      188     2,312     9,677     1,760

Core Equity Fund                   13,665    3,513     5,909     1,158      304      398     12,507    3,209     5,511

Emerging Markets Fund               579        --      8,505       50       --       15       529        --      8,490

Equity Fund                        1,518     2,155     5,738      136       100      125     1,382     2,055     5,613

Equity Income Fund                 10,789    3,253     5,589      969       138      515     9,820     3,115     5,074

International Fund                  110       104       388        10        9       35       100        95       353

Small-Cap Opportunity Fund          817      1,694     16,625      75       145      593      742      1,549     16,032

Small-Cap Value Fund               1,430     16,906    20,099     117      1,435     798     1,313     15,471    19,301
-----------------------------------------------------------------------------------------------------------------------

         The following table shows the dollar amount of CDSCs payable to the distributor with respect to sales of B Shares of each Fund and the amount of CDSCs retained by the distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the distributor with respect to B Shares of the Funds not mentioned below.

-----------------------------------------------------------------------------------------------------------------------
                                                                  Amount Retained by the
                                      Aggregate CDSCs ($)            Distributor ($)            Amount Reallowed ($)
                                  --------- --------- --------- --------- -------- -------- --------- --------- -------
                                    2000      2001      2002      1999     2000     2002      2000      2001      2002
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund                    --       228       421        --       --       --        --       228       421

Bond Fund                            --        --       631        --       --       --        --        --       631

Intermediate Government Bond
Fund                                 --       505        5         --       --       --        --       505        5

Intermediate Tax-Exempt Bond
Fund                                 --        --       125        --       --       --        --        --       125

Short/Intermediate Bond Fund         --        --       495        --       --       --        --        --       495

Tax-Exempt Bond Fund                 --        --       160        --       --       --        --        --       160

Core Equity Fund                     --        --       156        --       --       --        --        --       156

Small-Cap Opportunity Fund           --        --       423        --       --       --        --        --       423

Small-Cap Value Fund                 --        --      1,229       --       --       --        --        --      1,229
-----------------------------------------------------------------------------------------------------------------------

         OTHER EXPENSES. Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust bears all costs of its operations, including: the compensation of its Trustees who are not affiliated with HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to A Shares, N Shares, B Shares and Service

Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of the Board of Trustees; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to any Fund or class are borne by that Fund or class. Other general expenses of the Trust are allocated among the Funds in an equitable manner as determined by the Board of Trustees.


                         SERVICE AND DISTRIBUTION PLANS

         A SHARES. Each Fund, except for the Index Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund and each of the Money Market Funds, has adopted a Service Plan for A Shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution/service fees of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares.

         Each such Fund bears the costs and expenses connected with advertising and marketing the Fund's A Shares and may pay the fees of each institution ("Service Organization") that purchases A Shares of the Fund on behalf of its customers ("Customers") for servicing activities, as described below, at a rate of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares.

         Servicing activities provided by Service Organizations to their Customers investing in A Shares of the Fund may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering Customer inquiries; (iv) assisting Customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing Customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a Customer's account balance and integrating such statements with those of other transactions and balances in the Customer's other accounts serviced by the Service Agent; (viii) arranging for bank wires; (ix) distribution and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

         N SHARES. Each non-Money Market Fund, except for the Small-Cap Aggressive Growth Fund and the High Yield Bond Fund, has adopted a Service Plan for N Shares of the Fund that provides for the Fund to pay service fees of up to 0.25% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Each Money Market Fund has adopted a Service Plan for N Shares of the Fund that provides for the Fund to pay fees for shareholder subaccounting, statement, communications, and processing services ("Subaccounting Services") of 0.10% per annum of the average daily net asset value of the Fund's N Shares, and fees for shareholder support services ("Support Services") of up to 0.15% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, each Money Market Fund has adopted a

Service Plan relating to N Shares pursuant to Rule 12b-1 that provides for the Fund to pay distribution fees of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares.

         NON-MONEY MARKET FUNDS. Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.25% per annum of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

         In addition, a Service Organization, at its option, may also provide to its holders of N Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

         MONEY MARKET FUNDS. Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide Subaccounting Services and Support Services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.10% per annum for Subaccounting Services and of up to 0.15% per annum for Support Services, respectively, of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Subaccounting Services include (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) performing subaccounting with respect to Fund shares beneficially owned by the customer; (v) investing customer cash account balances automatically in Fund shares; (vi) forwarding shareholder communications; and (vii) such other services as may be reasonably requested. Support Services include (i) responding to inquiries from customers concerning their investment in N Shares; (ii) arranging for bank wires; (iii) assisting customers in changing dividend options, account designations, and addresses; and
(iv) providing such other similar services as may be reasonably requested.

         Under the Service Plan adopted pursuant to Rule 12b-1 that relates only to the Money Market Funds, each Money Market Fund may make additional payments to Service Organizations for shareholder services described above and also may
(i) bear the costs and expenses in connection with advertising and marketing the Fund's N Shares and (ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of Prospectuses, sales literature and advertising materials provided by the Distributor of shares, at a rate of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares.

         B SHARES. Each Fund, except for the Emerging Markets Fund, the International Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, the High Yield Select Bond Fund, the

Government Money Market Fund and the Tax-Exempt Money Market Fund, has adopted a Service Plan for B Shares of the Fund that provides for the Fund to pay service fees of up to 0.25% per annum of the average daily net asset value of the Fund's B Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, each such Fund has adopted a plan of distribution ("Distribution Plan") relating to B Shares pursuant to Rule 12b-1 that provides for the Fund to pay distribution fees of up to 0.75% per annum of the average daily net asset value of the Fund's B Shares.

         SERVICE PLAN. Each such Fund has entered into an agreement with each Service Organization that purchases B Shares of the Fund on behalf of its Customers, pursuant to which each Fund that issues B Shares may pay the fees of each Service Organization for servicing activities at a rate of up to 0.25% per annum of the average daily net asset value of the Fund's B Shares held by the Service Organization for the benefit of Customers. Servicing activities will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

         DISTRIBUTION PLAN. Each such Fund also has adopted a Distribution Plan for B Shares under Section 12(b) of the 1940 Act and Rule 12b-1, pursuant to which the Fund compensates the Distributor for its sales and distribution activities related to the Fund's B Shares (which include the services of the Distributor, its affiliates, and such other Service Organizations as it may select in connection with the sales and distribution of the Fund's shares and may be spent by the Distributor, its affiliates, and such Service Organizations on any activities or expenses related to the distribution and marketing of the Fund's shares, including financing of amounts borrowed by the Distributor to pay sales commissions) at a rate, calculated daily, of up to 0.75% of the average daily net asset value of the Fund's B Shares outstanding. (The CDSC applicable to Customers' sales of B Shares is discussed under "Additional Purchase and Redemption Information" in this SAI.)

         At the time of the sale of B Shares of a Fund, the Distributor pays to Service Organizations, from its own funds, commissions of up to 4.00% of the amount sold. These payments, together with the proceeds from CDSCs applicable to Customers' sales of the Fund's B Shares, in effect offset underwriting, distribution, sales, and marketing expenses (including commissions) incurred by the Distributor on behalf of the Fund's B Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. The maximum Distribution Plan fee that can be paid by a Fund in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred in connection with sales of the Fund's B Shares, so that it may take the Distributor a number of years to recoup these expenses. A Fund may compensate the Distributor more or less than the Distributor's actual marketing expenses, but in no event will the Fund pay more than the maximum Distribution Plan fee. The Adviser, the Distributor, and their affiliates may benefit from arrangements where the Distribution Plan fees related to B Shares may be paid to third parties who have advanced commissions to be paid to investment professionals.

         At any given time, the expenses of distributing B Shares of a Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Distribution Plan and (ii) the proceeds of CDSCs paid by investors upon redemption of the Fund's B Shares. For example, if $1 million in expenses had been incurred in distributing B Shares of the Funds and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is no requirement under the Distribution Plan that the Distributor be reimbursed for all distribution expenses with respect to B Shares or any requirement that the Distribution Plan be continued from year to year, this excess amount does not constitute a liability of the Fund.

         SERVICE SHARES. Each Money Market Fund has adopted a Service Plan for Service Shares of the Fund that provides for the Fund to pay fees for shareholder subaccounting, statement, communications, and processing services ("Subaccounting Services") of 0.15% per annum of the average daily net asset value of the Fund's Service Shares, and fees for shareholder support services ("Support Services") of up to 0.10% per annum of the average daily net asset value of the Fund's Service Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, each Money Market Fund has adopted a Service Plan relating to Service Shares pursuant to Rule 12b-1 that provides for the Fund to pay distribution fees of up to 0.15% per annum of the average daily net asset value of the Fund's Service Shares.

         Each Money Market Fund has entered into an agreement with each Service Organization that purchases Service Shares of the Fund on behalf of its Customers. The Service Organization is required to provide Subaccounting Services and Support Services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.15% per annum for Subaccounting Services and of up to 0.10% per annum for Support Services, respectively, of the average daily net asset value of that Fund's Service Shares held by the Service Organization for the benefit of Customers. Subaccounting Services include (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) performing subaccounting with respect to Fund shares beneficially owned by the customer; (v) investing customer cash account balances automatically in Fund shares; (vi) forwarding shareholder communications; and (vii) such other services as may be reasonably requested. Support Services include (i) responding to inquiries from customers concerning their investment in Service Shares; (ii) arranging for bank wires;
(iii) assisting customers in changing dividend options, account designations, and addresses; and (iv) providing such other similar services as may be reasonably requested.

         Under the Service Plan adopted pursuant to Rule 12b-1, each Money Market Fund may make additional payments to Service Organizations for shareholder services described above and also may (i) bear the costs and expenses in connection with advertising and marketing the Fund's Service Shares and (ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of Prospectuses, sales literature and advertising materials provided by the Distributor of shares, at a rate of up to 0.15% per annum of the average daily net asset value of the Fund's Service Shares.

         EXCHANGE SHARES (HARRIS INSIGHT MONEY MARKET FUND ONLY). The Money Market Fund has adopted a Service Plan for Exchange Shares of the Fund that provides for the Fund to pay service fees of up to 0.05% per annum of the average daily net asset value of the Fund's Exchange Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

         SERVICE PLAN. Such Fund has entered into an agreement with each Service Organization that purchases Exchange Shares of the Fund on behalf of its Customers. The Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.05% per annum of the average daily net asset value of the Fund's Exchange Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

         In addition, a Service Organization, at its option, may also provide to its holders of Exchange Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

         INSTITUTIONAL SHARES. Each Fund has adopted a Service Plan for Institutional Shares of the Fund that provides for payments on behalf of the Fund by the Funds' distributor, investment adviser and/or administrator of service fees of up to 0.25% per annum of the average daily net asset value of the Fund's Institutional Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

         Support services provided by Service Organizations may include (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the Fund; (vi) performing subaccounting with respect to Fund shares beneficially owned by the customer or providing the information necessary for sub-accounting; (vii) investing customer cash account balances automatically in Fund shares; (viii) assisting Customers in changing dividend options, account designations and addresses; and (ix) such other similar services as may reasonably be requested.

         GENERAL. Each Service Plan and, in the case of B Shares, the Distribution Plan (each a "Plan", and collectively, the "Plans") have been adopted by the Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"). Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Plans must also be approved by such vote of the Trustees and the Qualified Trustees. A Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund or by a vote of a majority of the Qualified Trustees. No Plan may be amended to increase materially the amounts payable to Service Organizations without the approval of a majority of the outstanding voting securities of the relevant class of shares of the Fund, and no material amendment to a Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

         Each Plan requires that certain service providers furnish to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         From their own resources, HIM and Harris Trust from time to time may pay fees to certain Service Organizations. Additionally, Harris Trust and the Distributor may act as Service Organizations and receive fees under a Service Plan. The following table shows Service Organization fees paid by the Funds to Harris Trust with respect to A Shares, N Shares, B Shares, Service Shares and Exchange Shares of each Fund for which such fees were paid for the period ended December 31, 2002.

------------------------------------------------------------------------------------------------------------------------
                                               Shareholder         Shareholder      Rule 12b-1 Fees    Rule 12b-1 Fees
                                             Servicing Plan       Servicing Plan        Paid ($)         Waived ($)
                                              Fees Paid ($)      Fees Waived ($)
------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                     918,183                --              401,120              --

Money Market Fund                               5,276,377               --             2,274,127             --

Tax-Exempt Money Market Fund                     668,274                --              286,968              --

Bond Fund                                        17,854                 --               3,782               --

High Yield Select Bond Fund (formerly
named Convertible Securities Fund)                 699                  --                208                --

Intermediate Government Bond Fund                36,864                 --               4,929               --

Intermediate Tax-Exempt Bond Fund                22,425                 --               2,340               --

Short/Intermediate Bond Fund                     16,464                 --               6,502               --

Tax-Exempt Bond Fund                             17,818                 --               5,987               --

Balanced Fund                                     5,219                 --                966                --

Core Equity Fund                                 10,969                 --               1,809               --

Emerging Markets Fund                              856                  --                281                --

Equity Fund                                      35,756                 --               1,057               --

Equity Income Fund                                8,918                 --               1,472               --

Index Fund                                       49,358                 --               1,078               --

International Fund                                4,513                 --                170                --

Small-Cap Aggressive Growth Fund                    7                   --                 19                --

Small-Cap Opportunity Fund                       21,237                 --               2,101               --

Small-Cap Value Fund                             12,483                 --               4,391               --
------------------------------------------------------------------------------------------------------------------------


                      CALCULATION OF YIELD AND TOTAL RETURN

         The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended

December 31, 2002, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for N Shares, Service Shares and Institutional Shares of each of the Money Market Funds and for B Shares and Exchange Shares of the Harris Insight Money Market Fund are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

         The yields of the N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 2002 are listed below.

                                      ---------------------------------------------------------------------------------
                                                 Current Yield (%)                        Effective Yield (%)
                                      ---------------------------------------------------------------------------------
                                        N       B      Svc.     Exch.    Inst     N        B      Svc.    Exch.    Inst
                                      ---------------------------------------------------------------------------------
Government Money Market Fund          0.92     --      0.52      --      1.27    0.92     --      0.52      --     1.27
Money Market Fund                     1.07    0.42     0.67     1.37     1.42    1.07    0.42     0.67     1.38    1.43
Tax-Exempt Money Market Fund          0.99     --      0.64      --      1.34    0.99     --      0.64      --     1.34

         N Shares and Service Shares of the Money Market Funds and B Shares and Exchange Shares of the Harris Insight Money Market Fund bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of N Shares or Service Shares of each of the Money Market Funds could be up to 0.35% or 0.90%, respectively, lower than the net yield of Institutional Shares of each of those Funds, and the net yields of B Shares and Exchange Shares of the Harris Insight Money Market Fund could be up to 1.00% or 0.05%, respectively, lower than the net yield of Institutional Shares of the Harris Insight Money Market Fund.

         From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

         The yields of N Shares, B Shares, Exchange Shares, Service Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 30-day period ended December 31, 2002 are:

                                               -------------------------------------------------------------------------
                                                                           30-day Yield (%)
                                               -------------------------------------------------------------------------
                                                    N              B          Service        Exchange     Institutional
                                               -------------------------------------------------------------------------
Government Money Market Fund                       0.91           --            0.51            --            1.26
Money Market Fund                                  1.08          0.43           0.68           1.38           1.43
Tax-Exempt Money Market Fund                       0.75           --            0.39            --            1.10

         A standardized "tax-equivalent yield" may be quoted for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 2002, the effective tax equivalent yield of the N Shares, Service Shares and Institutional Shares of the Tax-Exempt Money Market Fund was 1.38%, 0.89% and 1.86%, respectively. For the 30-day period ended December 31, 2002, the 30-day tax equivalent yield for the A Shares, N Shares, B Shares and Institutional Shares of the Intermediate Tax-Exempt Bond Fund and the A Shares, N Shares, B Shares and Institutional Shares of the Tax-Exempt Bond Fund were 4.97%, 5.15%, 4.11% and 5.50%, and 5.39%, 5.65%, 4.61% and 6.00%, respectively, based on a stated tax rate of 28%.

         The Trust makes available 30-day yield quotations with respect to A Shares, N Shares, B Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The following table shows 30-day yields for the period ended December 31, 2002, for A Shares, N Shares, B Shares and Institutional Shares of the Non-Money Market Funds.

                                                 -----------------------------------------------------------------------
                                                                            30-day Yield (%)
                                                 -----------------------------------------------------------------------
                                                        A                 N                  B           Institutional
                                                 -----------------------------------------------------------------------
Bond Fund                                              4.15              4.36              3.61              4.61
High Yield Bond Fund                                    --                --                --               7.85
High Yield Select Bond Fund (formerly
     named Convertible Securities Fund)                3.85              4.03               --               4.28
Intermediate Government Bond Fund                      3.53              3.66              2.91              3.91
Intermediate Tax-Exempt Bond Fund                      3.58              3.71              2.96              3.96
Short/Intermediate Bond Fund                           3.94              4.09              3.34              4.34
Tax-Exempt Bond Fund                                   3.88              4.07              3.32              4.32
Balanced Fund                                          1.75              1.86              1.11              2.11
Core Equity Fund                                       0.26              0.27             (0.48)             0.52
Equity Fund                                            0.37              0.39             (0.36)             0.64
Equity Income Fund                                     1.07              1.13               --               1.38
Index Fund                                              --               1.12              0.37              1.37
Small-Cap Aggressive Growth Fund                        --                --                --              (0.31)
Small-Cap Opportunity Fund                            (0.60)            (0.64)            (1.39)            (0.39)
Small-Cap Value Fund                                   0.29              0.31             (0.44)             0.56

         The Trust also makes available total return quotations for A Shares, N Shares, B Shares and Institutional Shares of each of the Non-Money Market Funds.

         The following table shows average annual total return for the one-year, five-year, ten-year and since inception periods (or shorter period if the Fund has been in operation for a shorter period) ended December 31, 2002 for A Shares, N Shares, B Shares and Institutional Shares of the Non-Money Market Funds. The actual date of the commencement of each Fund's operations, or the commencement of the offering of each Class' Shares, is listed in the Funds' financial statements.

------------------------------------------------------------------------------------------------------------------------------
                                1 Year (%)                 5 Year (%)       10 Year (%)        Inception to 12/31/02 (%)
                     ---------------------------------- ----------------- ---------------- -----------------------------------
       Fund             A        N       B      Inst.      N      Inst.      N     Inst.      A        N        B      Inst.
------------------------------------------------------------------------------------------------------------------------------
Bond                  2.13     6.91     1.12    7.18     6.59     6.86      --       --     5.50     7.07     2.14     7.32

High Yield Bond        --       --       --     0.09      --       --       --       --      --       --       --      4.78

High Yield Select
Bond (formerly
named Convertible
Securities)          (16.09)  (12.12)    --    (11.89)  (2.23)   (1.99)    5.24     5.50   (11.91)   7.75      --      8.02

Intermediate
Government Bond       6.27     10.12    4.30    10.39    7.22     7.49     6.62     6.88    6.55     8.06     6.34     8.33

Intermediate
Tax-Exempt Bond       5.67     9.55     3.58    9.82     5.88     6.14     5.41     5.67    4.88     5.76     2.72     6.02

Short/Intermediate
Bond                  2.46     6.14     0.35    6.40     6.19     6.45     6.32      --     5.82     6.76     0.60     6.27

Tax-Exempt Bond       6.11     11.15    5.32    11.42    6.29     6.56     6.10     6.37    6.03     7.53     5.64     7.81

Balanced             (14.27)  (9.18)   (14.25) (9.02)    1.82     2.08      --       --    (0.66)    5.15    (15.65)   5.10

Core Equity          (27.88)  (23.73)  (28.00) (23.54)  (2.30)   (2.04)    8.12     8.38   (10.28)   8.42    (22.88)   8.69

Emerging Markets     (7.56)   (2.36)     --    (1.84)   (4.94)   (4.62)     --       --    (5.03)   (7.60)     --     (7.28)

Equity               (25.51)  (21.10)  (25.65) (20.99)  (1.67)   (1.41)    9.33      --    (6.57)    10.30   (20.96)   5.45

Equity Income        (26.41)  (22.19)  (26.54) (21.92)  (2.65)   (2.39)     --       --    (9.63)    6.98    (22.91)   7.26

Index                  --     (22.43)  (26.75) (22.21)  (1.18)   (0.92)    8.66     8.93     --      8.76    (20.22)   9.02

International        (23.61)  (14.79)    --    (14.41)  (5.60)   (5.33)    0.02     0.29   (7.42)    0.95      --      1.21

Small-Cap
Aggressive Growth      --       --       --    (20.66)    --       --       --       --      --       --       --     (12.49)

Small-Cap
Opportunity          (19.47)  (14.85)  (19.66) (14.58)   2.91     3.15     9.05     9.32    3.75     11.86   (14.90)   12.14

Small-Cap Value      (17.76)  (12.98)  (17.93) (12.76)   3.39     3.64     9.41     9.69    6.00     11.82   (13.26)   12.10
------------------------------------------------------------------------------------------------------------------------------

         Each of these amounts is computed by assuming a hypothetical initial investment of $10,000. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return that reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year, ten year and since inception (if less than ten years) periods ended December 31, 2002 for A Shares, N Shares, B Shares and Institutional Shares of the Non-Money Market Funds.

------------------------------------------------------------------------------------------------------------------------------
                                1 Year (%)                 5 Year (%)       10 Year (%)        Inception to 12/31/02 (%)
                     ---------------------------------- ----------------- ---------------- -----------------------------------
       Fund             A        N       B      Inst.      N      Inst.      N     Inst.      A        N        B      Inst.
------------------------------------------------------------------------------------------------------------------------------
Bond                  2.13     6.91     1.12    7.18     37.60    39.33     --       --     23.03    58.08    2.94     60.67

High Yield Bond        --       --       --     0.09      --       --       --       --      --       --       --      17.65

                                       58

------------------------------------------------------------------------------------------------------------------------------
                                1 Year (%)                 5 Year (%)       10 Year (%)        Inception to 12/31/02 (%)
                     ---------------------------------- ----------------- ---------------- -----------------------------------
       Fund             A        N       B      Inst.      N      Inst.      N     Inst.      A        N        B      Inst.
------------------------------------------------------------------------------------------------------------------------------

High Yield Select
Bond (formerly
named Convertible
Securities)          (16.09)  (12.12)    --    (11.89)  (10.64)  (9.54)    66.61   70.85   (31.38)  283.09     --     300.56

Intermediate
Government Bond       6.27     10.12    4.30    10.39    41.71    43.47    89.78   94.48    27.97   303.52    10.26   321.79

Intermediate
Tax-Exempt Bond       5.67     9.55     3.58    9.82     33.06    34.73    69.29   73.52    9.76    159.00    3.03    170.00

Short/Intermediate
Bond                  2.46     6.14     0.35    6.40     35.01    36.70    84.55     --     21.51   115.73    0.78     51.77

Tax-Exempt Bond       6.11     11.15    5.32    11.42    35.69    37.39    80.71   85.48    11.89   269.45    8.76    286.79

Balanced             (14.27)  (9.18)   (14.25) (9.02)    9.46     10.85     --       --    (2.55)    33.23   (14.38)   33.29

Core Equity          (27.88)  (23.73)  (28.00) (23.54)  (11.00)  (9.78)   118.21   123.71  (34.52)  137.70   (33.83)  144.06

Emerging Markets     (7.56)   (2.36)     --    (1.84)   (22.37)  (21.05)    --       --    (16.06)  (33.71)    --     (32.50)

Equity               (25.51)  (21.10)  (25.65) (20.99)  (8.06)   (6.86)   143.96     --    (23.21)  328.83   (28.38)   43.86

Equity Income        (26.41)  (22.19)  (26.54) (21.92)  (12.54)  (11.40)    --       --    (32.56)   83.47   (32.77)   87.81

Index                  --     (22.43)  (26.75) (22.21)  (5.75)   (4.52)   129.47   135.18    --     145.79   (26.48)  152.34

International        (23.61)  (14.79)    --    (14.41)  (25.05)  (23.95)   0.20     2.96   (25.55)   16.19     --      21.09

Small-Cap
Aggressive Growth      --       --       --    (20.66)    --       --       --       --      --       --       --     (23.20)

Small-Cap
Opportunity          (19.47)  (14.85)  (19.66) (14.58)   15.42    16.80   137.91   143.89   15.14   648.86   (21.82)  682.87

Small-Cap Value      (17.76)  (12.98)  (17.93) (12.76)   18.15    19.55   145.79   152.11   21.73   646.91   (20.23)  681.57
------------------------------------------------------------------------------------------------------------------------------

         Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared with those of other mutual funds with similar investment objectives and with other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund may not be comparable to other investment alternatives, however, because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses, and calculate yield.

         After-Tax Returns. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

         Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                  ATVD = P(l+T)n

         Where:   P = the amount of an assumed initial investment in shares of the Fund
                  T = average annual total return (after taxes on distributions) n = number of years from initial investment to the end of the period
                  ATVD = ending value of shares held at the end of the period after taxes on fund distributions but not after taxes on redemptions.

         Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                  ATVDR = P(l+T)n

         Where:   P = the amount of an assumed initial investment in shares of the Fund
                  T = average annual total return (after taxes on distributions and redemptions)
                  n = number of years from initial investment to the end of the period
                  ATVDR = ending value of shares held at the end of the period after taxes on fund distributions and redemptions.

         Performance of Common and Collective Trust Funds. The Core Equity Fund, the Equity Income Fund, the Index Fund, the International Fund, the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the High Yield Bond Fund, the High Yield Select Bond Fund (formerly named Convertible Securities Fund), the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris Trust. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission and as appropriate. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         ALL CLASSES. Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

         Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

         For an additional administrative fee, paid separately by the shareholder and not as an expense of the Funds, a shareholder may participate in the College In-Sight(R) Program. Through the Program, a participating private college or university reduces the undergraduate tuition for a student, designated by the shareholder, in an amount based on the shareholder's account balance during the time the shareholder participates in the Program. Participation in the Program may begin any time before a designated student graduates from high school. However, no tuition reduction rewards can be earned after June 30th of the student's high school graduation year. Program details and an application are available from the Funds at the address or telephone number given above.

         For employees of HIM, Harris Trust and their affiliates, Sage Scholars, Inc. (the program coordinator on behalf of the participating colleges) has waived the College In-Sight Program administrative fee until further notice. Any participant in the Employees' Savings and Profit Sharing Plan of Bank of Montreal/Harris Trust and Savings Bank ("Harris Plan"), through his or her Harris Plan account balances invested in the Funds, may also act as a College In-Sight Program sponsor (with administrative fees waived) for students affiliated with the Carole Robertson Center for Learning, a nonprofit organization offering child, youth, and family development programs to members of Chicago's inner-city communities. Harris Plan participants may obtain more information and an application by calling the telephone number given above.

         A SHARES. An investor in A Shares of a Fund may be entitled to reduced sales charges. To qualify for a reduced sales charge, an investor must notify and provide sufficient information to the Funds at the time of purchase. If an investor invests through an institution, the investor should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges, such as the Right of Accumulation, a Letter of Intent, or Family Purchases (each of which is explained below), may be changed or eliminated at any time.

         The Right of Accumulation allows an investor to combine the amount invested in A Shares of a Fund with the total net asset value of A Shares currently purchased or already owned by that investor of all Funds to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of

Accumulation may be modified or discontinued at any time by the Funds with respect to all A Shares purchased thereafter.

         A Letter of Intent allows an investor to purchase A Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

         Family Purchases allow family members to purchase A Shares of the Funds over a thirteen-month period at reduced sales charges based on the combined purchases of a family as if they were purchased at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

         In order to recover commissions paid to institutions, A Shares of a Fund on which no initial sales charge was assessed due to a purchase amount of $1,000,000 or more in a single transaction or pursuant to the Right of Accumulation, a Letter of Intent, or Family Purchases that are redeemed within one year of the purchase date will be subject to contingent deferred sales charges equal to 1.00% of the dollar amount subject to the charge. Redemptions made within one to two years of the purchase will be subject to contingent deferred sales charges equal to 0.50% of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on redemptions of shares acquired through the reinvestment of dividends and distributions or involuntary redemptions by a Fund of shareholder accounts with low account balances.

         Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in a Fund held for more than two years, second from A Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from A Shares held within one and two years, and fourth from A Shares of the Fund held for less than one year.

         The contingent deferred sales charge on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. For a shareholder with a Letter of Intent who does not purchase $1,000,000 of A Shares under the letter, no contingent deferred sales charge is imposed, but a sales load adjustment will be imposed on the account of such shareholder at the expiration of the period set forth in the Letter of Intent. A Letter of Intent may provide for a contingent deferred sales charge in some cases.

         The contingent deferred sales charge applicable to A Shares will be waived by the Funds for redemptions (a) pursuant to a systematic withdrawal plan, (b) that are shown to have resulted from the death or disability of the accountholder, (c) by qualified retirement plans upon plan termination or dissolution, (d) directed by participants in qualified retirement plans, or (e) from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70-1/2.

         B SHARES. CDSC. B Shares are sold without an initial sales charge but are subject to a CDSC payable upon redemption, subject to certain waivers described below and in the prospectus. Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. B Shares being redeemed will not be subject to a CDSC to the extent that the value of those shares represents
(a) capital appreciation of fund assets, (b) reinvestment of dividends or capital gain distributions, (c) involuntary redemptions by a Fund of shareholder accounts with low account balances, or (d) shares redeemed more than six years after their purchase. The CDSC declines the longer B Shares are held, as shown in the following table.

                                                    CDSC as a % of Dollar Amount
For B Shares sold within the:                             Subject to Charge
----------------------------                              -----------------

First year after purchase                                      5.00%
Second year after purchase                                      4.00
Third year after purchase                                       3.00
Fourth year after purchase                                      3.00
Fifth year after purchase                                       2.00
Sixth year after purchase                                       1.00
Seventh year after purchase                                     0.00
Eighth year after purchase                                      0.00

For each redemption order, shares with no CDSC will be sold first, followed by those shares that have been held for the longest period since purchase.

         CDSC WAIVERS. The CDSC applied to redemptions of B Shares will be waived in the following circumstances, provided that the Distributor receives adequate documentation confirming the selling shareholder's qualification for and entitlement to the waiver.

o Sales of shares in connection with the Systematic Withdrawal Plan ("SWP") of up to 12% annually of a shareholder's Initial Account Balance in a Fund from which the shareholder makes SWP sales. The "Initial Account Balance" is the amount of a shareholder's investment in a Fund at the time the shareholder elects to participate in the SWP with respect to the Fund. (The Funds reserve the right to change the terms and conditions of the SWP and the continued availability of the SWP.) Shares with no CDSC will be sold first, followed by those with the lowest CDSC. Therefore, the benefit of this waiver will be reduced by the value of shares that are not subject to a CDSC.

o The Funds will waive the CDSC on redemptions following the death or disability of a B Share shareholder. An individual will be considered disabled for this purpose if he or she meets the definition set forth in
     Section 72(m)(7) of the Code.

     In cases of death or disability, the CDSC will be waived whether the decedent or disabled person (a) is an individual shareholder or (b) owns the shares as a joint tenant with right of survivorship or (c) is the beneficial owner of a custodial or fiduciary account, provided that the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

o    Sales in connection with the following retirement plan "distributions":
     (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan or 403(b) custodial account following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59-1/2); (b) minimum distributions from an IRA custodial account following attainment of age 70-1/2; (c) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) custodial account or retirement plan assets to a successor custodian or trustee); (d) any redemption which results from (i) the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, (ii) the return of excess deferral amounts pursuant to Section 401(k)(8) or 402(g)(2) of the Code, (iii) the financial hardship of the employee pursuant to U.S. Treasury Regulations Section 1.401(k)-1(d)(2), or (iv) the death or disability of the employee (see Section 72(m)(7) and 72(t)(2)(A)(ii) of the Code).

         CONVERSION OF B SHARES. B Shares of a Fund will automatically convert to A Shares of that Fund on the business day following the eighth anniversary of the purchase date and may, in the discretion of the Board of Trustees, convert to A Shares on an earlier date. B Shares acquired by an exchange from B Shares of another Fund will convert into A Shares based on the date of the purchase of the initial Fund's B Shares. B Shares acquired through reinvestment of distributions will convert into A Shares based upon the date of the initial B-Share purchase to which such shares relate. For purposes of the preceding sentence, B Shares acquired through reinvestment of distributions will be attributed to particular purchases of B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. The conversion of B Shares to A Shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

         ANTI-MONEY LAUNDERING LAWS AND FUND SHARES. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. A Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share is determined at least as often as each day that the New York Stock Exchange is open for regular session trading, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

         A security held by a Non-Money Market Fund (other than a debt obligation or fixed-income security or a security for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), discussed below) is valued at the last reported sale price on the principal exchange on which the security is traded as of the time of valuation. In the absence of any sale on the valuation date, the security is valued at the closing bid price. A security for which the primary market is NASDAQ will be valued at the NASDAQ Official Closing Price as defined by NASDAQ, or in the absence of any reported Official Closing Price on the valuation date, the last reported sale price, or in the absence of any sale on the valuation date, at closing price. A security that is traded only on the over-the-counter market generally is valued at the last reported bid price. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the absence of a readily available market quotation (or when, in the view of the Adviser, an available market quotation does not accurately reflect the security's fair value), the security is valued at a fair value as determined by or under the direction of the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations and fixed-income securities with remaining maturities of 60 days or less generally are valued at amortized cost, as discussed below.

         Shares of the High Yield Bond Fund owned by the High Yield Select Bond Fund will be valued at their current net asset value.

         Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7 provides, however, that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize at $1.00, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                             PORTFOLIO TRANSACTIONS

         Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Adviser or Sub-Adviser, a security no longer is deemed to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate). A high rate of portfolio turnover would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The portfolio turnover rates for the Funds are set forth in the prospectus under "Financial Highlights."

         Portfolio transactions for each Fund are placed with those securities brokers and dealers that the Adviser or Sub-Adviser believes will provide the best value in transaction and research services for that Fund, either in a particular transaction or over a period of time.

         In valuing brokerage services, the Adviser or Sub-Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

         Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Adviser or Sub-Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser or Sub-Adviser in managing a Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser or Sub-Adviser or in advising the Funds.

         The Adviser or Sub-Adviser is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of the investment decisions for each Fund. However, the board of trustees recognizes that it is important for the Adviser or Sub-Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. Consequently, the commission paid to brokers (other than an affiliate of the Trust) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser or Sub-Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the board of trustees that other clients of the Adviser or Sub-Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Adviser or Sub-Adviser in performing services to others.

         Twice a year, the Sub-Adviser, through its securities analysts and trading personnel, will consider the amount and nature of research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Emerging Markets Fund and the International Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by brokers may be more or less than the suggested allocations, depending upon the Sub-Adviser's evaluation of all applicable considerations, including, but not limited to, the Sub-Adviser's best execution undertaking.

         An affiliate of the Trust or the Adviser or Sub-Adviser may act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the Board of Trustees of the Trust. The Board of Trustees, including a majority of the Trustees who are not "interested persons", has determined that portfolio transactions for a Fund may be executed through if, in the judgment of the Adviser or Sub-Adviser, the use of such affiliated broker is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, the affiliated broker charges the Fund commission rates at least as favorable to the Fund as those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. The Board of Trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard. The Funds will not effect principal transactions with an affiliate of the Trust or the Adviser or Sub-Adviser. In executing transactions through an affiliated broker the Funds will be subject to, and intend to comply with, section 17(e) of the 1940 Act and rules thereunder.

         The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser and Sub-Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the board of trustees.

         Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise. Purchases and sales of securities for the Fixed Income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions.

         Purchase and sale orders for securities on behalf of any Fund may be combined with those of other accounts that the Adviser or Sub-Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Adviser or Sub-Adviser determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, it allocates the transactions among the participants equitably.

         Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser or Sub-Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each over time.

         The following table shows aggregate amount of brokerage commissions paid by each Fund. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).

----------------------------------------------------------------------------------------------------------------------
                                                             Aggregate Amount of Brokerage Commissions ($)
                                                 ---------------------------------------------------------------------
                                                          2000                    2001                   2002
----------------------------------------------------------------------------------------------------------------------
High Yield Select Bond Fund (formerly named
Convertible Securities Fund)                             17,754                  13,457                 18,248

Balanced Fund                                            48,020                  51,155                 66,501

Core Equity Fund                                        171,862                 184,612                 304,391

Emerging Markets Fund                                   192,252                  60,240                 254,696

Equity Fund                                             972,289                 633,895                 532,437

Equity Income Fund                                       48,611                  50,472                 99,840

Index Fund                                               76,300                  46,639                 71,168

International Fund                                     1,107,354                430,029                 202,486

Small-Cap Aggressive Growth Fund                           --                      --                   24,274

Small-Cap Opportunity Fund                              959,698                 916,513                 929,822

Small-Cap Value Fund                                    257,117                 529,734                1,237,738
----------------------------------------------------------------------------------------------------------------------

         During the last three fiscal years, the Emerging Markets Fund and the International Fund paid brokerage commissions to Salomon Smith Barney, Inc. ("SSB"), which was a second-tier affiliate of the Sub-Adviser until June 2, 2000. From January 1, 2000 to June 2, 2000, the aggregate amount of brokerage commissions paid to SSB, as a dollar amount and as a percent of the aggregate amount of brokerage commissions paid by each Fund, and the percent of each Fund's aggregate dollar amount of transactions involving the payment of brokerage commissions effected through SSB are shown in the following table.

----------------------------------------------------------------------------------------------------------------------
                                                                  Aggregate Brokerage         % of Aggregate Dollar
                            Aggregate Brokerage Commissions     Commissions Paid to SSB       Amount of Transactions
                                    Paid to SSB ($)               as a % of Aggregate          Involving Payment of
                                                                      Commissions               Commissions to SSB
                            --------------------------------- ---------------------------- ---------------------------
                                          2000                           2000                          2000
--------------------------- --------------------------------- ---------------------------- ---------------------------
Emerging Markets Fund                    5,214                           6.8%                          4.7%

International Fund                       44,182                          7.6%                         10.6%
----------------------------------------------------------------------------------------------------------------------

         With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of such transactions on which commissions were paid for the fiscal year ended December 31, 2002.

----------------------------------------------------------------------------------------------------------------------
                                                                               Total Dollar Amount of Transactions on
                                            Total Brokerage Commissions             which Commissions were paid
                                              (Research-related) ($)                   (Research-related) ($)
----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                         16,878                                 11,255,829

Core Equity Fund                                      193,748                               115,246,752

Emerging Markets Fund                                 14,128                                 5,303,424

Equity Fund                                           127,559                                90,033,212


                                       68

----------------------------------------------------------------------------------------------------------------------
                                                                               Total Dollar Amount of Transactions on
                                            Total Brokerage Commissions             which Commissions were paid
                                              (Research-related) ($)                   (Research-related) ($)
----------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                    67,503                                 45,838,886

International Fund                                    24,035                                 12,316,527

Small-Cap Aggressive Growth Fund
                                                        519                                   622,298
Small-Cap Opportunity Fund                            48,607                                 48,605,458

Small-Cap Value Fund                                  83,686                                 44,072,983
----------------------------------------------------------------------------------------------------------------------


                                 TAX INFORMATION

         Each Fund is treated as a separate entity for Federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund.

         The Trust intends to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to Federal income taxes. Qualification as a regulated investment company under the Code generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities, securities in other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from Federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends" (described below).

         Dividends (including net short-term capital gains), except exempt-interest dividends, will be taxable to shareholders as ordinary income.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deduction.

         A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent other shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

         At December 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains.

-----------------------------------------------------------------------------------------------------------------
                                                                                       Capital Loss Carryforwards
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                                                     $1,796
-----------------------------------------------------------------------------------------------------------------
Bond Fund                                                                                      $3,396,959
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                                                            $514,504
-----------------------------------------------------------------------------------------------------------------
High Yield Select Bond Fund (formerly named Convertible Securities Fund)                       $6,019,804
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                                                               $725,479
-----------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                                                                   $4,637,128
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                                                            $824,262
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                                                  $3,073,568
-----------------------------------------------------------------------------------------------------------------
Core Equity Fund                                                                                  $987
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                                                          $14,958,050
-----------------------------------------------------------------------------------------------------------------
Equity Fund                                                                                    $22,712,152
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                                              $624,601
-----------------------------------------------------------------------------------------------------------------
Index Fund                                                                                     $1,691,429
-----------------------------------------------------------------------------------------------------------------
International Fund                                                                             $43,489,091
-----------------------------------------------------------------------------------------------------------------
Small-Cap Aggressive Growth Fund                                                               $1,759,211
-----------------------------------------------------------------------------------------------------------------
Small-Cap Opportunity Fund                                                                     $28,386,031
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                                                           $6,158,670
-----------------------------------------------------------------------------------------------------------------

         Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund generally is not deductible for Federal income tax purposes. Under the IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

         Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

         The Trust will be required to withhold, subject to certain exemptions, a portion (currently 30%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

         Certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and any excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. Each of the Funds intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         In the case of the Equity Funds and the Fixed Income Funds, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Equity Funds and the Fixed Income Funds, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         If, in the opinion of the Trust, ownership of its shares has or may become concentrated to an extent that could cause the Trust to be deemed a personal holding company within the meaning of the Code, the Trust may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.


                          SHARES OF BENEFICIAL INTEREST

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of six classes of shares, A Shares, N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares for the Funds of the Trust as follows: Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Aggressive Growth Fund, and the High Yield Bond Fund. B Shares are offered by each Fund, except for the Emerging Market Fund, the International Fund, the Small-Cap Aggressive Growth Fund, the High Yield Bond Fund, the High Yield Select Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund. Service Shares are offered only by the Money Market Funds. Exchange Shares are offered only by the Money Market Fund.

         Shareholders of a Fund are entitled to that number of votes that is equal to the number of whole shares and fractional shares held multiplied by the net asset value of one share of that Fund in United

States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Generally, all shares of the Trust will be voted with other shares of the Trust and will be voted in the aggregate, and not by Fund or class, except where voting by Fund or class is required by law or where the matter involved affects only one Fund or class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of the Fund.

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

         The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.


                                      OTHER

         The Registration Statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

               INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

         KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103 are the independent accountants for the Trust and audit and report on the Trust's annual financial statements and review certain regulatory reports. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' December 31, 2002 financial statements and the report thereon of KPMG LLP from the Funds' December 31, 2002 Annual Report (as filed with the Commission on March 10, 2003 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0000935069-99-000038)) are incorporated herein by reference. For periods prior to December 31, 2001, the financial statements and the report thereon were audited by other independent accountants.

                                   APPENDIX A


DESCRIPTION OF BOND RATINGS (INCLUDING CONVERTIBLE BONDS)

         The following summarizes ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

                  AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  CC - An obligation rated CC is currently highly vulnerable to nonpayment.

                  C - Any subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C rating also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds that are rated Baa are considered medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                  Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future.

                  B - Bonds that are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

                  Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through Caa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         The following summarizes ratings used by Fitch, Inc. ("Fitch") for bonds:

                  AAA - Highest credit quality. Ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  AA - Very high credit quality. Ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  A - High credit quality. Ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  BBB - Good credit quality. Ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                  BB - Speculative. Ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  B - Highly speculative. Ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

         A "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to categories below CCC.


DESCRIPTION OF MUNICIPAL NOTES RATINGS

         The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         The following summarizes the ratings by Standard & Poor's for short-term municipal notes:

                  SP-1 - Strong capacity to pay principal and interest. An issue determined to possess overwhelming safety characteristics is given a "plus" (+) designation.

                  SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  SP-3 - Speculative capacity to pay principal and interest.


DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the A-3 designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for payment.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term debt obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

         The following summarizes the ratings used by Fitch for short-term obligations:

                  F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                  F-2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  F-3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  B - Speculative. Minimal capacity for the payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.
-------         --------

(a)  (1)    Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

     (3) Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (4) Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

     (5) Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (6) Amendment to Declaration of Trust dated 1 May 2000 (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (7) Amendment to Declaration of Trust dated 5 September 2000 (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (8) Establishment and Designation of Series and Classes of Shares dated 5 December 2000 (incorporated by reference to PEA No. 18 filed on 28 December 2000).

     (9) Amendment No. 1 to Establishment and Designation of Series and Classes of Shares dated 27 April 2001 (incorporated by reference to PEA No. 22 filed on 1 June 2001).

     (10) Amendment No. 2 to Establishment and Designation of Series and Classes of Shares dated 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (11) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 28 March 2002 (incorporated by reference to PEA No. 27 filed on 5 April 2002).

     (12) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 26 June 2002 (incorporated by reference to PEA No. 29 filed on 28 June 2002).

(b)  (1)    By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (3) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (4) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (5) Amendment to By-Laws dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

(c)         Not applicable.

(d)  (1)    Advisory Contract dated April 28, 2000 between Registrant and Harris
            Trust and Savings Bank ("Harris Trust" or the "Adviser")
            (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (1)(a) Notice to the Adviser dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (1)(b) Notice to the Adviser dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (1)(c) Notice to the Adviser dated 2 January 2003 on behalf of Harris Insight Convertible Securities Fund, Harris Insight Tax-Exempt Bond Fund and Harris Insight Intermediate Tax-Exempt Bond Fund (filed herewith).

     (1)(d) Notice to the Adviser dated 1 May 2003 on behalf of Harris Insight Balanced Fund, Harris Insight Index Fund, Harris Insight Small-Cap Value Fund, and Harris Insight Intermediate Government Bond Fund (filed herewith).

     (2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM") (incorporated by reference to PEA No. 21 filed on 1 May
            2001).

     (2)(a) Amendment dated 29 June 2001 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (2)(b) Amendment dated 29 October 2002 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (filed herewith).

     (3) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (4) Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

     (5) Amendment of Investment Sub-Advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

(e)  (1)    Distribution Agreement dated 16 March 2001 between the Registrant and PFPC Distributors, Inc. ("PFPCDI") (incorporated by reference to
            PEA No. 20 filed on 2 April 2001).

     (2) Amendment dated 29 June 2001 to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (3) Notice to the Distributor dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA
            No. 30 filed on 10 September 2002).

(f)         Not applicable.

(g)  (1)    Custodian Agreement dated February 23, 1996 between Registrant and
            PNC Bank, N.A. (incorporated by reference to PEA No. 3 filed on
            February 28, 1997).

     (2) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA
            No. 3 filed on February 28, 1997).

     (3) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (4) Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (5) Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (6) Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (7) Notice to the Custodian dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (7)(a) Notice to the Custodian dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (8) Notice to the Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA
            No. 30 filed on 10 September 2002).

     (9) Notice to the Sub-Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

(h)  (1)    Transfer Agency Services Agreement dated July 1, 1996 between
            Registrant and Harris Trust (incorporated by reference to PEA No.
            3 filed on February 28, 1997).

     (1)(a) Amendment dated 29 June 2001 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August
            2001).

     (1)(b) Amendment effective 24 July 2002 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (filed herewith).

     (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (3) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

     (3)(a) Notice to the Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (3)(b) Notice to the Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (3)(c) Notice to the Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (4) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (4)(a) Amendment dated 29 June 2001 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (4)(b) Amendment effective 24 July 2002 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (filed herewith).

     (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (5)(a) Notice to the Sub-Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate
            Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (5)(b) Notice to the Sub-Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (6)(a) Notice to the Sub-Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (7) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (7)(a) Amendment dated 29 June 2001 to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (8) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (9) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (9)(a) Notice to the Administrator dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate
            Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government
            Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (9)(b) Notice to the Administrator dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (9)(c) Notice to the Administrator dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (10) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (10)(a) Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No. 12 filed on May 7, 1999).

     (10)(b) Amendment dated 29 June 2001 to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (11) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (12) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (12)(a) Notice to the Sub-Administrator and Accounting Services Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28,
             2000).

     (12)(b) Notice to the Sub-Administrator and Accounting Services Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (12)(c) Notice to the Sub-Administrator and Accounting Services Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (13) Organizational Expenses Agreement between Harris Trust and the Registrant, on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund and Harris Insight Technology Fund dated 27 April 2001 (incorporated by reference to PEA No. 23 filed on 8 June
             2001).

     (14) Agreement for Fee Waivers and Expense Reimbursements dated 1 January 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

     (15) Financial Services Program Administration Agreement, relating to Service Shares (incorporated by reference to PEA No. 29 filed on 28 June 2002).

(i)          Consent of Bell, Boyd & Lloyd  LLC (filed herewith).

(j)          Consent of independent accountants (filed herewith).

(k)          Not applicable.

(l)  (1)     Form of Purchase Agreement relating to Initial Capital
             (incorporated by reference to PEA No. 3 filed on February 28,
             1997).

     (2) Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (3) Subscription Agreement dated 6 December 2000 between Registrant and Provident Distributors, Inc. relating to B Shares (incorporated by reference to PEA No. 18 filed on 28 December 2000).

(m)  (1)     Service Plans and related Forms of Shareholder Servicing Agreement dated April 28, 2000 relating to N Shares, as amended 2 January
             2003, 6 August 2002 and 26 June 2002 (incorporated by reference to
             PEA No. 32 filed on 20 December 2002).

     (2) Service Plan and related Form of Shareholder Servicing Agreement dated April 28, 2000 relating to A Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

     (3) Service Plan and related Form of Shareholder Servicing Agreement dated November 1, 2000 relating to B Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

     (4) Distribution Plan pursuant to Rule 12b-1 dated 16 March 2001 relating to B Shares, as amended 2 January 2003 and 6 August 2001 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

     (5) Form of Selling Agreement (incorporated by reference to PEA No. 27 filed on 5 April 2002).

     (6) Service Plan and related Form of Shareholder Servicing Agreement dated 27 April 2001 relating to Exchange Shares, as amended 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (7)     Service Plan and related Form of Shareholder Servicing
             Agreement dated 6 August 2001 relating to Institutional Shares, as amended 2 January 2003 and 26 June 2002 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

     (8) Service Plans and related Form of Shareholder Servicing Agreement dated 28 March 2002, relating to Service Shares (incorporated by reference to PEA No. 27 filed on 5 April 2002).

(n)  (1)     Multi-Class Plan (incorporated by reference to PEA No. 3 filed on
             February 28, 1997).

     (2) Multi-Class Plan dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

     (3) Multi-Class Plan dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (4) Multi-Class Plan dated November 1, 2000 (incorporated by reference to PEA No. 17 filed on 1 November 2000).

     (5) Multi-Class Plan dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

     (6) Multi-Class Plan dated 6 August 2001 (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (7) Multi-Class Plan dated 28 March 2002 (incorporated by reference to PEA No. 27 filed on 5 April 2002).

     (8) Multi-Class Plan dated 26 June 2002 (incorporated by reference to PEA No. 29 filed on 28 June 2002).

     (9) Multi-Class Plan dated 2 January 2003 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

(p)  (1)     Code of Ethics of Harris Insight Funds Trust (incorporated by reference to PEA No. 13 filed on February 16, 2000).

     (2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank and Harris Investment Management, Inc., as amended 13 June 2001 and 11 October 2002 (incorporated by reference to PEA No. 32 filed on 20 December 2002).

     (3) Amended Code of Ethics of Hansberger Global Investors, Inc. dated 1 February 2001 (incorporated by reference to PEA No. 19 filed on 2 March 2001).

Other        Powers of Attorney for C. Gary Gerst, John W. McCarter, Jr. and
Exhibits:    Paula Wolff dated February 24, 2000 (incorporated by reference to
             PEA No. 14 filed on May 1, 2000).

             Power of Attorney for Valerie B. Jarrett dated February 1, 2000 (incorporated by reference to PEA No. 13 filed on February 16,
             2000).

             Power of Attorney for Thomas J. Ryan dated February 7, 2000 (incorporated by reference to PEA No. 13 filed on February 16,
             2000).

             Power of Attorney for Peter P. Capaccio dated 23 February 2001 ((incorporated by reference to PEA No. 19 filed on 2 March 2001)


Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   -------------------------------------------------------------

Not applicable.

Item 25.   Indemnification.
-------    ---------------

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------

         (a) Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Equity Income Fund, Harris Insight Core Equity Fund, Harris Insight Small-Cap Opportunity Fund, Harris Insight Index Fund, Harris Insight International Fund, Harris Insight Balanced Fund, Harris Insight Bond Fund, Harris Insight Intermediate Government Bond Fund, Harris Insight Intermediate Tax-Exempt Bond Fund, Harris Insight Tax-Exempt Bond Fund, Harris Insight Small-Cap Value Fund, Harris Insight Emerging Markets Fund, Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, Harris Insight Technology Fund, and Harris Insight High Yield Bond Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director, Chairman of the Board and   Chairman of the Board and Chief Strategist,
                            Chief Strategist                      Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

Peter P. Capaccio           Director                              Senior Vice President/Director, Mutual Funds
                                                                  and the Investment Products Group, Harris Trust
                                                                  and Savings Bank

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  Chairman and CEO, BMO Harris Investment
                                                                  Management Inc.; Director and Chairman,
                                                                  Guardian Group of Funds Ltd. ("GGOF");
                                                                  Director, BMO Investments Inc.; Director, GGOF
                                                                  American Value Fund Ltd.; Director, GGOF
                                                                  Canadian Growth Fund Ltd.; Director, GGOF
                                                                  Monthly Dividend Fund Ltd.

William A. Downe            Director                              Deputy Chair, Bank of Montreal; Chief Executive
                                                                  Officer, Nesbitt Burns, Inc.; co-Chief
                                                                  Executive Officer, Bankmont Financial Corp.
                                                                  Formerly, Vice Chair, Private Client Group,
                                                                  Bank of Montreal and Deputy Chair, Nesbitt
                                                                  Burns, Inc.

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer, Harris
                            Investment Officer                    Investment Management, Inc.

Edward W. Lyman, Jr.        Director                              Vice Chair of the Board, Harris Trust and
                                                                  Savings Bank and Harris Bankcorp, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, Nesbitt Burns, Inc.  Formerly, President
                                                                  and Chief Operating Officer, Private Client
                                                                  Group, Bank of Montreal.

William E. Thonn            Director                              Executive Vice President - The Private Bank,
                                                                  Harris Trust and Savings Bank

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment Management,
                            Treasurer                             Inc.

G. Nicholas Bullat          Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank


Andrea J. Torok             Assistant Secretary                   Partner, Harris Investment Management, Inc.

     (b) Hansberger Global Investors, Inc. ("Hansberger") serves as the
Investment Sub-Adviser of the Harris Insight International Fund and the Harris
Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2002, Hansberger managed assets with a value of approximately $3.0 billion.

------------------------------------- --------------------------------------------- -----------------------------

       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY

------------------------------------- --------------------------------------------- -----------------------------
Hansberger, Thomas Loren              The Hansberger Global Fund PLC                Director

Chairman, CEO, President, Chief       Hansberger Global Investors Limited           Director
Investment Officer, Director and
Treasurer                             Hansberger Global Investors (HK) Limited      Director, Shareholder

                                      Hansberger Group, Inc.                        Director, CEO, President,
                                                                                    and Treasurer

                                      Hansberger Institutional Series               Chairman, President, Trustee

                                                                                    Director, Shareholder
                                      Hansberger Global Fund
                                                                                    Director
                                      India Growth Fund

------------------------------------- --------------------------------------------- -----------------------------
Scott, Kimberley Ann                  Hansberger Global Investors (HK) Limited      Director

Senior VP; Secretary; Chief           Hansberger Group, Inc.                        Senior VP, Chief
Compliance Officer; Chief                                                           Administrative Officer and
Administrative Officer, Director                                                    Chief Compliance Officer

                                      The Hansberger Global Fund PLC                Director

                                      Hansberger Global Investors Limited           Director

                                      Hansberger Institutional Series               Secretary

                                      Hansberger Global Fund                        Director

------------------------------------- --------------------------------------------- -----------------------------
Jackson, J. Christopher               Hansberger Group, Inc.                        Senior VP, General Counsel
                                                                                    and Assistant Secretary
Senior VP; General Counsel;
Assistant Secretary, Director                                                       Director
                                      Hansberger Global Investors (HK) Limited
                                                                                    Vice President
                                      Hansberger Institutional Series
                                                                                    Director
                                      Hansberger Global Fund
                                                                                    Vice President
                                      Global Decisions Group LLC
                                                                                    Director
                                      National Society of Compliance Professionals

------------------------------------- --------------------------------------------- -----------------------------
Freeman, Wesley Edmond                Hansberger Institutional Series               Vice President

Managing Director-Institutional
Marketing, Director

------------------------------------- --------------------------------------------- -----------------------------
Christensen, Jr., Thomas Allen        Hansberger Institutional Series               Chief Financial Officer,
                                                                                    Treasurer
Chief Financial Officer
                                      Hansberger Group, Inc.                        Chief Financial Officer

------------------------------------- --------------------------------------------- -----------------------------


Item 27.  Principal Underwriter

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of April 1, 2003:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Covenant Funds
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Smith Graham Institutional Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC istributors, Inc.:

                           ABN AMRO Funds

     PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Effective January 3, 2003 PFPC Distributors, Inc. will re-locate to 760

Moore Road, King of Prussia, PA 19406

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

              Steven Turowski          -   Chairman, Chief Executive Officer, Director and President
              Brian Burns              -   Director
              Michael Denofrio         -   Director
              Susan Keller             -   Director
              Rita G. Adler            -   Chief Compliance Officer
              Christine A. Ritch       -   Chief Legal Officer
              Salvatore Faia           -   Secretary and Clerk
              Christopher S. Conner    -   Assistant Secretary and Assistant Clerk
              Bradley A. Stearns       -   Assistant Secretary and Assistant Clerk
              John L. Wilson           -   Assistant Secretary and Assistant Clerk
              John Coary               -   Treasurer
              Douglas D. Castagna      -   Controller and Assistant Treasurer
              Bruno DiStefano          -   Vice President
              Elizabeth T. Holtsbery   -   Vice President
              Susan K. Moscaritolo     -   Vice President
              Thomas Rodman            -   Vice President

          (c) Not applicable.

Item 28.  Location of Accounts and Records.
-------   --------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 3200 Horizon Drive, King of Prussia, PA 19406; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; Harris Investment Management, Inc., 190 South LaSalle Street, Chicago, Illinois 60603; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.

Item 29.  Management Services.
-------   -------------------

          Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30.  Undertakings.
-------   ------------

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, including on behalf of the Harris Insight High Yield Bond Fund, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 33 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 30th day of April 2003.
                                          Harris Insight Funds Trust


                                          By:      Peter P. Capaccio, President*

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in their capacities with the Registrant, which includes the series Harris Insight High Yield Bond Fund, and on the date indicated:


Signature                         Title                            Date

Peter P. Capaccio*                President and Treasurer          30 April 2003

C. Gary Gerst*                    Chairman of the                  30 April 2003
                                  Board of Trustees;
                                  Trustee

John W. McCarter, Jr.*            Trustee                          30 April 2003

Paula Wolff*                      Trustee                          30 April 2003

Valerie B. Jarrett*               Trustee                          30 April 2003


* By:       /s/ G. Nicholas Bullat
         -------------------------------
         G. Nicholas Bullat
         Attorney-in-Fact pursuant to powers of attorney dated 1 February 2000, 7 February 2000, 24 February 2000, and 23 February 2001.

                   Index of Exhibits Filed with this Amendment


  Exhibit
  Number                                 Exhibit

(d)(1)(c) Notice to the Adviser dated 2 January 2003 on behalf of Harris Insight Convertible Securities Fund, Harris Insight Tax-Exempt Bond Fund and Harris Insight Intermediate Tax-Exempt Bond Fund.

(d)(1)(d) Notice to the Adviser dated 1 May 2003 on behalf of Harris Insight Balanced Fund, Harris Insight Index Fund, Harris Insight Small-Cap Value Fund, and Harris Insight Intermediate Government Bond Fund.

(d)(2)(b) Amendment dated 29 October 2002 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM.

(h)(1)(b) Amendment effective 24 July 2002 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust.

(h)(4)(b) Amendment effective 24 July 2002 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc.

      (i)          Consent of Bell, Boyd & Lloyd LLC.

      (j)          Consent of independent accountants.